UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05084

Mutual of America Investment Corporation
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.			10022
(Address of principal executive offices)			(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders follows:

SEMI-ANNUAL REPORTS OF

MUTUAL OF AMERICA INVESTMENT CORPORATION
AND
FIDELITY INVESTMENTS® VARIABLE INSURANCE
PRODUCT FUNDS

June 30, 2008

This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

VOLUME I

Semi-Annual Report of Fidelity Investments® Variable Insurance Products Funds: Equity-Income Portfolio

Semi-Annual Report of Fidelity Investments® Variable Insurance Products Funds:
Asset ManagerSM Portfolio

Semi-Annual Report of Fidelity Investments® Variable Insurance Products Funds: Contrafund Portfolio

Semi-Annual Report of Fidelity Investments® Variable Insurance Products Funds: Mid Cap Portfolio

Volume II

Semi-Annual Report of Vanguard Variable Insurance Fund: Diversified Value Portfolio

Semi-Annual Report of Vanguard Variable Insurance Fund: International Portfolio

Semi-Annual Report of DWS Variable Series I: Bond Portfolio

Semi-Annual Report of DWS Variable Series I: Capital Growth Portfolio

Semi-Annual Report of DWS Variable Series I: International Portfolio

Semi-Annual Report of Oppenheimer Main Street Fund®/VA

Semi-Annual Report of VP Capital Appreciation Fund of American Century Variable Portfolios, Inc.

Semi-Annual Report of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc.

MUTUAL OF AMERICA INVESTMENT CORPORATION

We are pleased to present to you the Mutual of America Investment Corporation (the "Investment Company") Semi-Annual Report for the six months ended June 30, 2008. This Semi-Annual Report includes important information regarding the performance and financial positions of the Investment Company's funds during the first half of 2008.

The first six months of 2008 have been a trying time for markets around the world. The S&P 500 Index®, representing domestic large capitalization stocks, was down approximately 12% for the first half of 2008 on a total return basis, and 17% from its all-time peak on October 9, 2007. Domestic mid-cap and small-cap stocks did somewhat better, registering declines of only 6% and 9% for the six-month period ended June 30th.

Outside the U.S., markets generally performed much worse. European markets were down 15-20% for the first half, while high-profile developing markets such as China and India were down 40-50%. However, markets that are heavily influenced by oil and other commodities did much better: Russia and Brazil had modest declines of approximately 5%.

Thus, on a global basis, it is clear we are in what is proverbially called a "bear market." Bear markets are historically associated with economic recession. Interestingly enough, the economic data do not support the conclusion that we have sunk into a recession, either domestically or globally. In the U.S., First Quarter 2008 Gross Domestic Product ("GDP") came in at +1.0% and was just reported, at this writing at the end of July, at +1.9% for Second Quarter 2008. Recessions, however, are not defined exclusively by GDP figures. Rather, the committee that ultimately decides whether our economy has experienced a recession, and when it occurred, utilizes data on consumer spending, industrial production, and employment, among other data, to come to a qualitative decision. Most of that data over the past six to nine months has been showing a gradual decline, suggesting the domestic economy is sliding rather than plummeting into recession.

European economies have more recently shown signs of a similar slowing pattern, while Asian economies, excluding Japan, continue to grow at high rates, but are beginning to signal slowdown on the margin. The debate regarding whether Asia could "decouple" from the U.S. and Europe, and thus maintain its heady growth, seems to be leaning toward the negative. The significant declines in their stock markets would support that notion.

The original source of the current economic sluggishness in the U.S., and globally, is the recession in the U.S. residential housing market. Although the housing market downturn effectively began in the middle of 2005, it did not really begin to be felt until early 2007, when rising delinquencies and foreclosures among sub-prime borrowers began to mount at an alarming rate. Then, in June of 2007, two Bear Stearns hedge funds that invested exclusively in sub-prime mortgages imploded. That event marked the beginning of what has become a worldwide credit crunch that has threatened the very structure of the global financial system, and has resulted in a contraction in lending across all categories of credit, thus undermining global economic growth.

Thus, the slowdown in domestic and global growth and the evolving financial crisis are intimately linked. Exacerbating the resolution of either or both of these twin problems has been a flare-up in inflation caused by the tremendous escalation in the price of almost the entire commodity complex, including oil, metals and foods. We have fairly well documented the evolution of the economic growth slowdown and burgeoning financial crisis over the past twelve months in our periodic Economic and Market Perspective memoranda.

Despite a variety of aggressive policy responses from the Federal Reserve in late 2007/early 2008, including a steady reduction in the Fed Funds and Discount rates, aggressive injections of liquidity into the financial system through traditional open market operations, and the creation of special lending facilities to provide emergency liquidity to the banking system, a flash point came in mid-March when the Federal Reserve, the United States Treasury, and the Securities and Exchange Commission implemented a forced takeover of Bear Stearns by J.P. Morgan in order to prevent the former from going into bankruptcy in the face of a liquidity crisis.

Many commentators, including ourselves, viewed this as a watershed event, pointing to history to support the notion that stock markets tended to bottom when a major financial player went under. And, in fact, stock markets around the world did rally for the next two months. The S&P 500 advanced nearly 12% from March 17th until achieving a rally peak on May 19th. From that date until the end of June, the S&P 500 retraced the entire advance.

Another particularly worrying corner of the financial system was the quasi-government mortgage-lending complex comprised of two publicly traded companies, Fannie Mae and Freddie Mac. The stocks of both had joined the initial post-Bear Stearns rally, but only for a few days before beginning a steady decline that by June 30th approached 50% for each. Then, in early July, in response to an analyst's report forecasting the bankruptcy of the two agencies, the stocks declined another 30%. The case had merits in the fact that the amount of capital supporting the companies' liabilities was far too little to support the potential for significant write downs.

Once again, the financial crisis revealed itself to be alive and well in the form of another panic event. Fortunately, Treasury Secretary Paulson had been busy at work on a plan to support and stabilize the two agencies should a crisis arise.

Traditionally, what Fannie Mae and Freddie Mac had that banks and brokers never did was an implicit guarantee that their debt and obligations were backed by the full faith and credit of the U.S. Treasury. A testament to the seriousness of the recent panic over Fannie and Freddie is that the Paulson plan was necessary in order to make that implicit guarantee an almost explicit guarantee. Specifically, the plan authorized the Treasury to provide (1) unlimited credit extensions to the agencies, (2) allowance for equity investment in the agencies by the Treasury, and (3) consultative oversight of the agencies by the Federal Reserve. Secretary Paulson has stated that this plan will suffice to restore confidence in the agencies and that the plan will in all likelihood not have to be implemented to any significant degree. Some commentators contend that the plan will in fact have to be implemented and will then represent a very expensive taxpayer bailout. Others have stated that the plan essentially represents the nationalization of the mortgage agencies. As always, the future will tell. In the meantime, an imminent crisis seems to have been aborted, but as suggested by the continuing financial crisis saga, the hope that stabilization has been achieved is likely to be disappointed.

In our opinion, the key to whether we avoid recession or not is finding a convincing bottom in the housing recession. The longer house sales and prices decline, the more likely a slide into recession becomes. The statistics on housing are not encouraging. As noted, sales and prices continue to decline. Delinquencies and foreclosures continue to mount and have spread beyond sub-prime and low documentation loans to the prime category of mortgages. Mortgage interest rates remain high because lenders don't want to lend. The new housing-rescue bill will offer some modest help on the foreclosure front, but that effort pales in light of the size of the problem. Congressional Budget Office estimates project that 200,000 foreclosures may be prevented out of a potential foreclosure population of several million homes.

The financial crisis is also likely to linger. Most estimates of the potential write-offs that financial institutions will have to take on overvalued assets run around a trillion dollars. So far, about $450 billion worth of write-offs have been taken. So, in terms of those numbers, we're only about halfway there. On the positive side, financial institutions have successfully replaced about three-quarters of the capital lost to write-offs. However, capital raising efforts are becoming increasingly difficult as first round investments have declined significantly, while the cost of new capital is escalating.

Despite the seriousness of these problems, much has been done on the policy front and within capital markets to avoid the worst consequences. Implicit in these efforts is the willingness of policy makers to "do what it takes" to get back to a stable equilibrium. However, an attempt to quickly address the problems with draconian actions could have unintended and disastrous consequences. For instance, lowering the Fed Funds rates to 1.00% or lower would probably not have much impact on lending. Alternatively, nationalizing Fannie Mae and Freddie Mac would represent an immediate and open-ended taxpayer bailout that might yet be avoided.

What is needed is time; time for remedial policies to be implemented and time for those actions to take effect. The passage of time is also a necessary requirement for economic and financial excesses to dissipate and normalize. One could argue that the low-rate, high-leverage financial system that has evolved over the past twenty years, one that has been further leveraged by the process of securitization, could not possibly be unwound quickly without risking the implosion of the entire global economic and financial system. That said, failing to take aggressive actions to cushion the fallout while carefully unwinding the sources of excess would risk the type of total stagnation and deflation experienced by Japan in the 1990's as its policy makers refused to administer the tough medicine needed to more quickly resolve their financial and economic crisis.

We believe our policy makers understand that a sense of urgency is needed, but that precipitous and dramatic actions taken out of panic might only exacerbate the problems. The next six to nine months will probably witness very slow economic growth with a rising probability of recession, as well as continuing write-downs by large financial institutions. Markets will have to "ride out the storm." That probably means more volatility and a pattern of rallies and retrenchments until greater clarity can be achieved. That is unlikely to occur before the end of this year, and the prospects beyond are dimmed by the fact that the banking system, a significant driver of economic growth in the 1990's and in the most recent economic recovery, will probably be under regulatory constraints to keep leverage modest and lending standards high. As a result, the next economic recovery is likely to be muted and labored in comparison. Investment performance will depend more than ever on excellent security selection rather than economic tailwinds. As for individuals, determining an asset allocation appropriate for their time horizon and risk tolerance is more vital today than ever before.

The total return performance for each of the Investment Company Funds is reflected below:

Total Returns –– Six Months Ended June 30, 2008

Equity Index Fund	-12.00%
All America Fund	-11.16%
Small Cap Value Fund	- 9.07%
Small Cap Growth Fund	- 9.27%
Mid Cap Value Fund	- 5.49%
Mid-Cap Equity Index Fund	- 4.05%
International Fund	-10.73%
Composite Fund	- 6.10%
Retirement Income Fund	- 1.73%
2010 Retirement Fund	- 3.52%
2015 Retirement Fund	- 4.92%
2020 Retirement Fund	- 6.16%
2025 Retirement Fund	- 7.19%
2030 Retirement Fund	- 7.56%
2035 Retirement Fund	- 8.25%
2040 Retirement Fund	- 8.06%
2045 Retirement Fund	- 8.37%
Conservative Allocation Fund	- 2.01%
Moderate Allocation Fund	- 4.16%
Aggressive Allocation Fund	- 6.83%
Money Market Fund	+ 1.33%
Mid-Term Bond Fund	+ 1.49%
Bond Fund	+ 0.84%

The above total return performance figures do not reflect the deduction of respective Separate Account fees and expenses imposed by Mutual of America Life Insurance Company. All Fund performances presented throughout this report are historical, reflect the full reinvestment of dividends paid, and should not be considered indicative of future results.

On the pages immediately following are brief presentations for each Fund, which more fully describe each Fund's performance during the six months ended June 30, 2008.

Following those are graphical representations of the asset allocations of each Fund and an illustration of each Fund's operating expenses. The summarized portfolios of each Fund and financial statements are presented in the pages which then follow.

Thank you for your continued investment in our Funds.

Sincerely,

Manfred Altstadt
Chairman of the Board, President
and Chief Executive Officer
Mutual of America Investment Corporation

The views expressed in this Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements, which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

EQUITY INDEX FUND

The Equity Index Fund's objective is to replicate the performance of the S&P 500® Index (the "S&P 500"), which consists of 500 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and Nasdaq, with each stock's weight in the index proportionate to its market value. The weightings make each company's influence on the S&P 500's performance directly proportional to that company's market value.

The S&P 500 had one of the worst first halves in the last five years, posting a negative 11.9% total return. During the first six months, the financial sector continued its spiral downward with a negative 30% return, while the worst performing industry was Thrifts, due to Fannie Mae and Freddie Mac posting a 47% decline. For the stock market, the Energy sector was the only positive with a total return of 8.9%. With oil prices at $150 a barrel, gas utility stocks were up over 26% during the second quarter, offsetting most of the negative returns in all other sectors. The S&P 500 was down only 2.7% in the second quarter versus negative 9.4% in the first quarter. As the year slowly comes to an end, the uncertainty in the U.S. market, in addition to the prospective slowdown internationally, leaves most investors on the sidelines waiting for a sign that there is some stability in the market.

The Equity Index Fund's performance for the six months ended June 30, 2008, was -12.00%, in line with the benchmark return of -11.91%. Note that the Equity Index Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

ALL AMERICA FUND

The investment objective of the All America Fund is to outperform the S&P 500® Index (the "S&P 500"). The All America Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, using three different investment approaches. The actively managed portion of the All America Fund is approximately equally distributed between large cap stocks and small cap stocks, with the small cap stocks in turn equally distributed between small cap value and small cap growth stocks.

The first six months of 2008 proved a difficult time for not only domestic equity markets, but global equity markets as well, as documented in the President's Letter. Only a handful of global equity indices had positive returns. In the U. S., the S&P 500 Index of large capitalization stocks declined by -11.91%, while the Russell MidCap Index was down -7.51% and the Russell 2000 Index of small capitalization stocks was down -9.37% for the six month period ended June 30, 2008. Growth outperformed value in all capitalizations.

The All America Fund's return for the six months ended June 30, 2008 was -11.16% versus the benchmark return of -11.91%. This overperformance derived from strong performance by all three actively managed components of the Fund, mainly, Large Cap representing 20% of the Fund, and both Small Cap Value and Small Cap Growth, each representing 10% of the Fund. These results more than offset a very modest underperformance by the indexed portion of the fund despite its 60% weighting.

SMALL CAP VALUE FUND

The investment objective of the Small Cap Value Fund is to outperform the Russell 2000 Value® Index. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the six months ended June 30, 2008, the Small Cap Value Fund returned -9.07% versus a -9.84% return for the Russell 2000 Value® Index. Stock selection was the primary driver of positive performance versus the benchmark. Sectors contributing to Fund performance included Finance, Technology and Consumer Cyclical, while sectors detracting from Fund performance included Basic Materials and Energy.

SMALL CAP GROWTH FUND

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned -9.27% during the six months ended June 30, 2008. The Fund's benchmark, the Russell 2000 Growth® Index, returned -8.93% for the period.

The Small Cap Growth Fund was generally competitive with its benchmark, although it underperformed by 34 basis points due primarily to underperformance in the Industrial and Materials sectors. The Energy, Consumer Discretionary and Information Technology sectors added the most to the overall performance of the Fund. Stock selection, as opposed to sector allocation, continues to be the main factor in our returns.

MID CAP VALUE FUND

The investment objective of the Mid Cap Value Fund is to outperform the Russell Mid Cap Value® Index. The Mid Cap Value Fund generally invests in companies that are between $1 billion and $20 billion in market capitalization and have lower price-to-book characteristics.

For the six months ended June 30, 2008, the Mid Cap Value Fund returned -5.49% versus a -8.58% return for the Russell Mid Cap Value® Index. Stock selection was the primary driver of positive performance versus the benchmark. Sectors contributing to Mid Cap Value Fund performance included Insurance and Finance, while sectors detracting from Mid Cap Value Fund performance included Healthcare and Basic Materials.

MID-CAP EQUITY INDEX FUND

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (the "S&P MidCap 400"). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and Nasdaq. The weightings make each company's influence on the S&P MidCap 400's performance directly proportional to that company's market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The S&P MidCap 400 outperformed its large cap counterpart, the S&P 500® Index, by almost 8%, posting a negative return of 3.98% for the first half of 2008. The S&P MidCap 400 rallied in the second quarter after being down over 9% at the end of March 2008 as a result of energy stocks, which were up over 36% in the second quarter. Energy was the only positive sector for the first half of the year. Industries with exposure to commodities, such as metals, were up over 40%, as prices reached an all time high. As expected, the auto industry as well as hotel and leisure stocks were down over 40%, even more than midcap banks, which were down 25% for the period.

The Mid-Cap Equity Index Fund's performance for the six months ended June 30, 2008, was -4.05%, in line with the -3.90% return of the S&P MidCap 400. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

INTERNATIONAL FUND

The International Fund seeks capital appreciation by investing, directly or indirectly, in stocks of companies located outside of the United States that are reflected or contained in the Morgan Stanley Capital International, Inc. Europe, Australasia and Far East Index® (MSCI EAFE Index®). Currently the International Fund is invested exclusively in exchange traded funds that reflect or closely match the holdings in the MSCI EAFE Index®.

Performance for the International Fund is compared to the MSCI EAFE Index®. For the six months ended June 30, 2008, the International Fund returned -10.73%, in line with the -10.58% return for the benchmark. Note that the performance of the International Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

COMPOSITE FUND

The Composite Fund invests in a diversified portfolio of common stocks and fixed-income securities, seeking appreciation and current income. The equity portion of the Composite Fund invests in stocks within the S&P 500® Index.

The S&P 500 Index had a total return of -11.91% for the six months ended June 30, 2008. Only the Energy and Materials sectors managed to generate positive total returns of 8.90% and 1.24%, respectively. The worst performing sectors were Financials and Telecommunications Services, which declined -29.59% and -17.33%, respectively.

The equity portion of the Composite Fund maintains sector weights within plus or minus 100 basis points of the S&P 500 Index® and does not take positions in individual stocks with overweights of more than 200 basis points. This structural discipline produces a relatively low-risk portfolio that emphasizes stock selection based on strong fundamental analysis. For the six month period ending June 30, 2008, the equity portion of the Fund had a total return of -10.41% (before expenses), outperforming the S&P 500 Index by 141 basis points.

The Lehman Brothers Aggregate Bond Index produced a total return of 1.13% for the six month period ended June 30, 2008. The best performing sectors were Treasuries and Agencies, which generated total returns of 2.23% and 1.70%, respectively. The worst performing sector was Corporates, with a total return of -0.84%. Within all sectors, short maturities outperformed longer maturities, and within credit sectors, higher quality issues outperformed lower quality issues.

First, the Federal Reserve continued to ease aggressively during the first two quarters of 2008, lowering the Federal Funds rate from 4.25% to 2.00%. This had the effect of dropping two-year government rates 43 basis points to 2.62%, but only affecting long rates by seven basis points. These longer rates rose from 4.45% to 4.52%.

In addition, the government's weak dollar policy was perceived as an inflation threat in the corporate market. Spreads continued to widen, especially in the lower end of the investment grade spectrum. Financial bonds were especially affected as spreads widened by over 100 basis points in maturities over five years.

High income securities, which the Fund emphasizes, were negatively affected by the spread widening. However, this was mitigated somewhat by an emphasis on shorter dated issues. A target duration of 90% of the Lehman Brothers Aggregate Bond Index® was maintained due to concerns about future inflation.

The portfolio continues to be extremely diversified. Excluding government and agency issues, the target holding is one-half of one percent of the portfolio's value for any one corporate asset. Maturities of three to seven years are emphasized for these holdings. We also weight mortgage securities according to Index weightings, currently approximately 40% of the portfolio.

The strategy of creating an extremely diversified credit portfolio with an intermediate maturity focus will be continued so long as inflation threatens to impair returns. The management focus will also continue to be on income, rather than capital gains, as compounded returns at favorable rates remains a primary objective.

For the six months ended June 30, 2008, the Composite Fund returned -6.10% (after expenses) compared to the weighted benchmark return of -6.69%, 40% of which is based on the Lehman Brothers Aggregate Bond Index® and 60% of which is based on the S&P 500 Index®. This overperformance was the result of the overperformance of the equity portion of the Fund offsetting the underperformance of the fixed income portion.

RETIREMENT INCOME FUND

The objective of the Retirement Income Fund is current income consistent with the preservation of capital and, to a lesser extent, capital appreciation. The Retirement Income Fund invests primarily in the fixed-income funds of the Investment Company and also invests in two equity funds of the Investment Company. The Fund's target allocation is approximately 75% of net assets in fixed income funds (approximately 30% each in the Bond and Mid-Term Bond Funds and 15% in the Money Market Fund) and approximately 25% of net assets in equity funds (20% in the Equity Index Fund and 5% in the Mid-Cap Equity Index Fund).

Performance for the Retirement Income Fund is compared to the Lehman Brothers Aggregate Bond Index® (60% weighting), the Citigroup 3-Month Treasury Bill Index® (15% weighting) and the S&P 500® Index (25% weighting). For the six months ended June 30, 2008, the Fund returned -1.73% versus a -2.13% return in the weighted benchmark. The overperformance of the Fund is mainly attributable to the Mid-Cap Equity Index Fund allocation outperforming the S&P 500 Index® and, to a lesser extent, the Mid-Term Bond Fund allocation outperforming the Lehman Brothers Aggregate Bond Index®.

2010 RETIREMENT FUND

The objective of the 2010 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2010. The 2010 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 55% of net assets in fixed income funds (approximately 25% in the Bond Fund, 20% in the Mid-Term Bond Fund and 10% in the Money Market Fund) and approximately 45% of net assets in equity funds (25% in the Equity Index Fund, 15% in the Mid-Cap Equity Index Fund and 5% in the International Fund).

Performance for the 2010 Retirement Fund is compared to the Lehman Brothers Aggregate Bond Index® (45% weighting), the Citigroup 3-Month Treasury Bill Index® (10% weighting) and the S&P 500® Index (45% weighting). For the six months ended June 30, 2008, the Fund returned -3.52% versus a -4.74% return in the weighted benchmark. The overperformance of the Fund is mainly attributable to the Mid-Cap Equity Index Fund allocation outperforming the S&P 500 Index®.

2015 RETIREMENT FUND

The objective of the 2015 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2015. The 2015 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 55% of net assets in equity funds (approximately 30% in the Equity Index Fund, 12% in the Mid-Cap Equity Index Fund, 7% in the International Fund and 3% each in the Small Cap Growth and Small Cap Value Funds) and approximately 45% of net assets in fixed income funds (25% in the Bond Fund, 11% in the Mid-Term Bond Fund and 9% in the Money Market Fund).

Performance for the 2015 Retirement Fund is compared to the S&P 500® Index (55% weighting), the Lehman Brothers Aggregate Bond Index® (36% weighting) and the Citigroup 3-Month Treasury Bill Index® (9% weighting). For the six months ended June 30, 2008, the Fund returned -4.92% versus a -6.04% return in the weighted benchmark. The overperformance of the Fund is mainly attributable to the Mid-Cap Equity Index Fund allocation outperforming the S&P 500 Index®.

2020 RETIREMENT FUND

The objective of the 2020 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2020. The 2020 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 65% of net assets in equity funds (approximately 35% in the Equity Index Fund, 12% in the Mid-Cap Equity Index Fund, 10% in the International Fund and 4% each in the

Small Cap Growth and Small Cap Value Funds) and approximately 35% of net assets in fixed income funds (24% in the Bond Fund and 11% in the Mid-Term Bond Fund).

Performance for the 2020 Retirement Fund is compared to the S&P 500® Index (65% weighting) and the Lehman Brothers Aggregate Bond Index® (35% weighting). For the six months ended June 30, 2008, the Fund returned -6.16% versus a -7.35% return in the weighted benchmark. The overperformance of the Fund is mainly attributable to the Mid-Cap Equity Index Fund allocation outperforming the S&P 500 Index® and, to a lesser extent, the Small Cap Value and Small Cap Growth Funds allocations outperforming the S&P 500 Index® as well.

2025 RETIREMENT FUND

The objective of the 2025 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2025. The 2025 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 75% of net assets in equity funds (approximately 40% in the Equity Index Fund, 15% in the Mid-Cap Equity Index Fund, 10% in the International Fund and 5% each in the Small Cap Growth and Small Cap Value Funds) and approximately 25% of net assets in fixed income funds (20% in the Bond Fund and 5% in the Mid-Term Bond Fund).

Performance for the 2025 Retirement Fund is compared to the S&P 500® Index (75% weighting) and the Lehman Brothers Aggregate Bond Index® (25% weighting). For the six months ended June 30, 2008, the Fund returned -7.19% versus a -8.65% return in the weighted benchmark. The overperformance of the Fund is mainly attributable to the Mid-Cap Equity Index Fund allocation outperforming the S&P 500 Index® and, to a lesser extent, the Small Cap Value and Small Cap Growth Funds allocations outperforming the S&P 500 Index® as well.

2030 RETIREMENT FUND

The objective of the 2030 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2030. The 2030 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 80% of net assets in equity funds (approximately 40% in the Equity Index Fund, 18% in the Mid-Cap Equity Index Fund, 10% in the International Fund and 6% each in the Small Cap Growth and Small Cap Value Funds) and approximately 20% of net assets in the Bond Fund.

Performance for the 2030 Retirement Fund is compared to the S&P 500® Index (80% weighting) and the Lehman Brothers Aggregate Bond Index® (20% weighting). For the six months ended June 30, 2008, the Fund returned -7.56% versus a -9.30% return in the weighted benchmark. The overperformance of the Fund is mainly attributable to the Mid-Cap Equity Index Fund allocation outperforming the S&P 500 Index® and, to a lesser extent, the Small Cap Value and Small Cap Growth Funds allocations outperforming the S&P 500 Index® as well.

2035 RETIREMENT FUND

The objective of the 2035 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2035. The 2035 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 88% of net assets in equity funds (approximately 40% in the Equity Index Fund, 21% in the Mid-Cap Equity Index Fund, 13% in the International Fund and 7% each in the Small Cap Growth and Small Cap Value Funds) and approximately 12% of net assets in the Bond Fund.

Performance for the 2035 Retirement Fund is compared to the S&P 500® Index (88% weighting) and the Lehman Brothers Aggregate Bond Index® (12% weighting). The Fund commenced operations on November 5, 2007. For the six months ended June 30, 2008, the Fund returned -8.25% versus a -10.34% return in the weighted benchmark. The overperformance of the Fund is mainly attributable to the Mid-Cap Equity Index Fund allocation outperforming the S&P 500 Index® and, to a lesser extent, the Small Cap Value and Small Cap Growth Funds allocations outperforming the S&P 500 Index® as well.

2040 RETIREMENT FUND

The objective of the 2040 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2040. The 2040 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 89% of net assets in equity funds (approximately 35% in the Equity Index Fund, 24% in the Mid-Cap Equity Index Fund, 14% in the International Fund and 8% each in the Small Cap Growth and Small Cap Value Funds) and approximately 11% of net assets in the Bond Fund.

Performance for the 2040 Retirement Fund is compared to the S&P 500® Index (89% weighting) and the Lehman Brothers Aggregate Bond Index® (11% weighting). For the six months ended June 30, 2008, the Fund returned -8.06% versus a -10.48% return in the weighted benchmark. The overperformance of the Fund is mainly attributable to the Mid-Cap Equity Index Fund allocation outperforming the S&P 500 Index® and, to a lesser extent, the Small Cap Value and Small Cap Growth Funds allocations outperforming the S&P 500 Index® as well.

2045 RETIREMENT FUND

The objective of the 2045 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2045. The 2045 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 90% of net assets in equity funds (approximately 35% in the Equity Index Fund, 20% in the Mid-Cap Equity Index Fund, 15% in the International Fund and 10% each in the Small Cap Growth and Small Cap Value Funds) and approximately 10% of net assets in the Bond Fund.

Performance for the 2045 Retirement Fund is compared to the S&P 500® Index (90% weighting) and the Lehman Brothers Aggregate Bond Index® (10% weighting). For the six months ended June 30, 2008, the Fund returned -8.37% versus a -10.61% return in the weighted benchmark. The overperformance of the Fund is mainly attributable to the Mid-Cap Equity Index Fund allocation outperforming the S&P 500 Index® and, to a lesser extent, the Small Cap Value and Small Cap Growth Funds allocations outperforming the S&P 500 Index® as well.

CONSERVATIVE ALLOCATION FUND

The objective of the Conservative Allocation Fund is current income and, to a lesser extent, capital appreciation. The Conservative Allocation Fund invests primarily in the fixed-income funds of the Investment Company and also invests in an equity fund of the Investment Company. The Conservative Allocation Fund's target allocation is approximately 75% of net assets in fixed-income funds (approximately 30% in the Bond Fund and approximately 45% in the Mid-Term Bond Fund) and approximately 25% of net assets in equity funds (the Equity Index Fund).

Performance for the Conservative Allocation Fund is compared to the Lehman Brothers Aggregate Bond Index® (75% weighting) and the S&P 500® Index (25% weighting). For the six months ended June 30, 2008, the Conservative Allocation Fund returned -2.01% versus a -2.13% return in the weighted benchmark. The small underperformance of the Conservative Allocation Fund is mainly attributable to the Mid-Term Bond Fund allocation outperforming the Lehman Brothers Aggregate Bond Index®.

MODERATE ALLOCATION FUND

The objective of the Moderate Allocation Fund is capital appreciation and current income. The Moderate Allocation Fund invests in the equity and fixed-income funds of the Investment Company. The Moderate Allocation Fund's target allocation is approximately 50% of net assets in equity funds (approximately 35% of its net assets in the Equity Index Fund and approximately 15% of its net assets in the Mid-Cap Equity Index Fund) and approximately 50% of net assets in fixed-income funds (approximately 30% of its net assets in the Bond Fund and approximately 20% of its net assets in the Mid-Term Bond Fund).

Performance for the Moderate Allocation Fund is compared to the S&P 500® Index (50% weighting) and the Lehman Brothers Aggregate Bond Index® (50% weighting). For the six months ended June 30, 2008, the Moderate Allocation Fund returned -4.16% versus a -5.39% return for the weighted benchmark. The overperformance of the Moderate Allocation Fund was due largely to the Mid-Cap Equity Index Fund allocation outperforming the S&P 500 Index® and, to a lesser extent the Mid-Term Bond Fund allocation outperforming the Lehman Brothers Aggregate Bond Index®.

AGGRESSIVE ALLOCATION FUND

The objective of the Aggressive Allocation Fund is capital appreciation and, to a lesser extent, current income. The Aggressive Allocation Fund invests in the equity and fixed-income funds of the Investment Company. The Aggressive Allocation Fund's target allocation is approximately 75% of net assets in equity funds (approximately 45% of its net assets in the Equity Index Fund, approximately 20% of its net assets in the Mid-Cap Equity Index Fund, approximately 5% of its net assets in the Small Cap Value Fund and approximately 5% of its net assets in the Small Cap Growth Fund) and approximately 25% of net assets in the Bond Fund.

Performance for the Aggressive Allocation Fund is compared to the S&P 500 Index® (75% weighting) and the Lehman Brothers Aggregate Bond Index® (25% weighting). For the six months ended June 30, 2008, the Aggressive Allocation Fund returned -6.83% versus a -8.65% return for the weighted benchmark. The overperformance was mainly due to the Mid-Cap Equity Index Fund allocation outperforming the S&P 500 Index® and, to a lesser extent, the Small Cap Value and Small Cap Growth Funds allocation outperforming the S&P 500 Index® as well.

MONEY MARKET FUND

The Money Market Fund's investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. The Fund returned 1.33% for the six months ended June 30, 2008, compared to a 1.11% return for the Citigroup 3 Month Treasury Bill Index.

The Federal Reserve continued to ease aggressively during the first half of 2008, lowering the Federal Funds rate from 4.25% to 2.00%. The seven-day effective yield as of August 12, 2008 was 2.11%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. Government Agency insures or guarantees the Separate Account's investments in shares of the Money Market Fund.

MID-TERM BOND FUND

The Mid-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Mid-Term Bond Fund primarily invests in corporate and U.S. Government agency securities, which normally yield more than U.S. Treasury issues.

The Mid-Term Bond Fund maintained a shorter duration than the Citigroup Government/Corporate 3-7 Year Bond Index due to concerns about inflation. However, it also emphasized higher yielding Investment Grade securities and focused on creating an extremely diversified portfolio. Along with short maturities, this will help provide protection from event risk.

This portfolio strategy will continue to be appropriate in an investment environment dominated by economic and inflationary concerns. Additionally, Agency securities will become less dominant in the portfolio as appropriately-positioned corporate securities become available.

For the six months ended June 30, 2008, the Mid-Term Bond Fund returned 1.49%, in line with the 1.45% return for the Citigroup Government/Corporate 3-7 Year Bond Index.

BOND FUND

The Bond Fund's primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk by investing primarily in investment grade, publicly traded debt securities. A secondary objective is preservation of capital. The Bond Fund primarily invests in corporate, U.S. Government agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

The Federal Reserve continued to ease aggressively during the first two quarters of 2008, lowering the Federal Funds rate from 4.25% to 2.00%. This had the effect of dropping two-year government rates 43 basis points to 2.62% but only affecting long rates by seven basis points. These longer rates rose from 4.45% to 4.52%.

The government's weak dollar policy was perceived as an inflation threat in the corporate market. Spreads continued to widen, especially in the lower end of the investment grade spectrum. Financial bonds were especially affected, as spreads widened by over 100 basis points in maturities over five years.

High income securities, which the Fund emphasizes, were negatively affected by the spread widening. However, this was mitigated somewhat by an emphasis on shorter dated issues. A target duration of 90% of the Lehman Brothers Aggregate Bond Index® was maintained due to concerns about future inflation.

The portfolio continues to be extremely diversified. Excluding government and agency issues, the target holding is half of one percent of the portfolio's value for any one corporate asset. Maturities of three to seven years are emphasized for these holdings. We also weight mortgage securities according to Index weightings, currently approximately 40% of the portfolio.

The strategy of creating an extremely diversified credit portfolio with an intermediate maturity focus will be continued so long as inflation threatens to impair returns. The management focus will also continue to be on income, rather than capital gains, as compounded returns at favorable rates remains a primary objective.

The Bond Fund's return for the six months ended June 30, 2008, was 0.84%, compared to 1.13% for the Lehman Brothers Aggregate Bond Index®, primarily due to security selection.

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF JUNE 30, 2008 (Unaudited)

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF JUNE 30, 2008 (Unaudited) (Continued)

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF JUNE 30, 2008 (Unaudited) (Continued)

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF JUNE 30, 2008 (Unaudited) (Continued)

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Investment Corporation Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2008 and held for the entire period ending June 30, 2008.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees.

Equity Index Fund

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1 – June 30, 2008
Actual	$1,000.00	$879.97	$1.07
Hypothetical (5% Return before Expenses)	$1,000.00	$1,023.39	$1.16

*  Expenses are equal to the Fund's annualized expense ratio of 0.23%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

All America Fund

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1 – June 30, 2008
Actual	$1,000.00	$888.36	$2.72
Hypothetical (5% Return before Expenses)	$1,000.00	$1,021.61	$2.92

*  Expenses are equal to the Fund's annualized expense ratio of 0.58%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

Small Cap Value Fund

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1 – June 30, 2008
Actual	$1,000.00	$909.28	$4.36
Hypothetical (5% Return before Expenses)	$1,000.00	$1,019.88	$4.62

*  Expenses are equal to the Fund's annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Small Cap Growth Fund

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1 – June 30, 2008
Actual	$1,000.00	$907.30	$4.36
Hypothetical (5% Return before Expenses)	$1,000.00	$1,019.88	$4.62

*  Expenses are equal to the Fund's annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Mid Cap Value Fund

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1 – June 30, 2008
Actual	$1,000.00	$945.11	$3.63
Hypothetical (5% Return before Expenses)	$1,000.00	$1,020.74	$3.77

*  Expenses are equal to the Fund's annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Mid-Cap Equity Index Fund

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1 – June 30, 2008
Actual	$1,000.00	$959.47	$1.22
Hypothetical (5% Return before Expenses)	$1,000.00	$1,023.29	$1.26

*  Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

International Fund

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1 – June 30, 2008
Actual	$1,000.00	$892.72	$1.97
Hypothetical (5% Return before Expenses)	$1,000.00	$1,022.42	$2.11

*  Expenses are equal to the Fund's annualized expense ratio of 0.42%, (reflecting direct expenses and the proportional expense ratios of the underlying Exchange Traded Funds in which the Fund invests) multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Composite Fund

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1 – June 30, 2008
Actual	$1,000.00	$938.99	$2.75
Hypothetical (5% Return before Expenses)	$1,000.00	$1,021.66	$2.87

*  Expenses are equal to the Fund's annualized expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Retirement Income Fund

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1 – June 30, 2008
Actual	$1,000.00	$982.74	$2.37
Hypothetical (5% Return before Expenses)	$1,000.00	$1,022.12	$2.41

*  Expenses shown are equal to the Fund's annualized expense ratio of 0.48%, (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests) multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2010 Retirement Fund

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1 – June 30, 2008
Actual	$1,000.00	$964.86	$2.10
Hypothetical (5% Return before Expenses)	$1,000.00	$1,022.37	$2.16

*  Expenses shown are equal to the Fund's annualized expense ratio of 0.43%, (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests) multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

2015 Retirement Fund

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1 – June 30, 2008
Actual	$1,000.00	$950.84	$2.18
Hypothetical (5% Return before Expenses)	$1,000.00	$1,022.27	$2.26

*  Expenses shown are equal to the Fund's annualized expense ratio of 0.45%, (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests) multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2020 Retirement Fund

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1 – June 30, 2008
Actual	$1,000.00	$938.49	$2.17
Hypothetical (5% Return before Expenses)	$1,000.00	$1,022.27	$2.26

*  Expenses shown are equal to the Fund's annualized expense ratio of 0.45%, (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests) multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2025 Retirement Fund

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1 - June 30, 2008
Actual	$1,000.00	$928.16	$2.06
Hypothetical (5% Return before Expenses)	$1,000.00	$1,022.37	$2.16

*  Expenses shown are equal to the Fund's annualized expense ratio of 0.43%, (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests) multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2030 Retirement Fund

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* Account Value June 30, 2008
Actual	$1,000.00	$924.40	$2.06
Hypothetical (5% Return before Expenses)	$1,000.00	$1,022.37	$2.16

*  Expenses shown are equal to the Fund's annualized expense ratio of 0.43%, (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests) multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

2035 Retirement Fund

	Beginning Account Value January 1, 2008	Ending Account Value January 1, 2008	Expenses Paid During Period* Account Value June 30, 2008
Actual	$1,000.00	$917.57	$2.00
Hypothetical (5% Return before Expenses)	$1,000.00	$1,022.42	$2.11

*  Expenses shown are equal to the Fund's annualized expense ratio of 0.42%, (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests) multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2040 Retirement Fund

	Beginning Account Value January 1, 2008	Ending Account Value January 1, 2008	Expenses Paid During Period* Account Value June 30, 2008
Actual	$1,000.00	$919.43	$2.05
Hypothetical (5% Return before Expenses)	$1,000.00	$1,022.37	$2.16

*  Expenses shown are equal to the Fund's annualized expense ratio of 0.43%, (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests) multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2045 Retirement Fund

	Beginning Account Value January 1, 2008	Ending Account Value January 1, 2008	Expenses Paid During Period* Account Value June 30, 2008
Actual	$1,000.00	$916.29	$2.14
Hypothetical (5% Return before Expenses)	$1,000.00	$1,022.27	$2.26

*  Expenses shown are equal to the Fund's annualized expense ratio of 0.45%, (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests) multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Conservative Allocation Fund

	Beginning Account Value January 1, 2008	Ending Account Value January 1, 2008	Expenses Paid During Period* Account Value June 30, 2008
Actual	$1,000.00	$979.95	$2.26
Hypothetical (5% Return before Expenses)	$1,000.00	$1,022.22	$2.31

*  Expenses are equal to the Fund's annualized expense ratio of 0.46% (reflecting the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

Moderate Allocation Fund

	Beginning Account Value January 1, 2008	Ending Account Value January 1, 2008	Expenses Paid During Period* Account Value June 30, 2008
Actual	$1,000.00	$958.40	$1.90
Hypothetical (5% Return before Expenses)	$1,000.00	$1,022.57	$1.96

*  Expenses are equal to the Fund's annualized expense ratio of 0.39% (reflecting the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Aggressive Allocation Fund

	Beginning Account Value January 1, 2008	Ending Account Value January 1, 2008	Expenses Paid During Period* Account Value June 30, 2008
Actual	$1,000.00	$931.67	$1.82
Hypothetical (5% Return before Expenses)	$1,000.00	$1,022.62	$1.91

*  Expenses are equal to the Fund's annualized expense ratio of 0.38% (reflecting the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Money Market Fund

	Beginning Account Value January 1, 2008	Ending Account Value January 1, 2008	Expenses Paid During Period* Account Value June 30, 2008
Actual	$1,000.00	$1,013.34	$1.65
Hypothetical (5% Return before Expenses)	$1,000.00	$1,022.88	$1.66

*  Expenses are equal to the Fund's annualized expense ratio of 0.33%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Mid-Term Bond Fund

	Beginning Account Value January 1, 2008	Ending Account Value January 1, 2008	Expenses Paid During Period* Account Value June 30, 2008
Actual	$1,000.00	$1,014.95	$2.61
Hypothetical (5% Return before Expenses)	$1,000.00	$1,021.91	$2.61

*  Expenses are equal to the Fund's annualized expense ratio of 0.52%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

Bond Fund

	Beginning Account Value January 1, 2008	Ending Account Value January 1, 2008	Expenses Paid During Period* Account Value June 30, 2008
Actual	$1,000.00	$1,008.38	$2.70
Hypothetical (5% Return before Expenses)	$1,000.00	$1,021.81	$2.71

*  Expenses are equal to the Fund's annualized expense ratio of 0.54%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2008 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (3.7%)
Monsanto Co.	33,389	$4,221,705
Other Securities	433,097	22,229,259
		26,450,964
CONSUMER, CYCLICAL (8.2%)
Comcast Corp. Cl A	187,772	3,562,035
Disney (Walt) Co.	118,404	3,694,205
McDonald's Corp.	70,021	3,936,581
Time Warner, Inc.	221,324	3,275,595
Other Securities	1,732,896	43,627,641
		58,096,057
CONSUMER, NON-CYCLICAL (10.5%)
Coca-Cola Co.	121,032	6,291,243
CVS Caremark Corp.	86,245	3,412,715
PepsiCo, Inc.	97,220	6,182,220
Philip Morris Int'l., Inc.	128,143	6,328,983
Proctor & Gamble Co.	189,390	11,516,806
Wal-Mart Stores, Inc.	144,265	8,107,693
Other Securities	924,707	33,045,526
		74,885,186
ENERGY (15.6%)
Chevron Corp.	125,588	12,449,538
ConocoPhillips	94,202	8,891,727
Devon Energy Corp.	27,105	3,256,937
Exxon Mobil Corp.	322,256	28,400,431
Occidental Petroleum Corp.	50,379	4,527,057
Schlumberger Ltd.	72,636	7,803,285
Other Securities	692,175	45,091,680
		110,420,655
FINANCIAL (14.0%)
American Int'l. Group, Inc.	167,234	4,425,012
Bank of America Corp.	279,974	6,682,979
Citigroup, Inc.	345,390	5,788,736
FHLMC	42,261	693,080
Goldman Sachs Group, Inc.	24,339	4,256,891
JPMorgan Chase & Co.	213,840	7,336,850
U.S. Bancorp	105,882	2,953,049
Wells Fargo & Co.	209,745	4,981,444
Other Securities	2,003,824	61,853,100
		98,971,141

* Non-income producing security.

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTHCARE (11.3%)
Abbott Laboratories	95,087	$5,036,758
Amgen, Inc.*	65,705	3,098,648
Gilead Sciences, Inc.*	57,189	3,028,158
Johnson & Johnson	172,059	11,070,276
Medtronic, Inc.	68,785	3,559,624
Merck & Co., Inc.	131,572	4,958,949
Pfizer, Inc.	419,103	7,321,729
Wyeth	81,021	3,885,767
Other Securities	1,036,821	38,425,473
		80,385,382
INDUSTRIAL (10.9%)
3M Co.	43,462	3,024,521
Boeing Co.	46,100	3,029,692
General Electric Co.	615,456	16,426,521
United Parcel Service, Inc. Cl B	62,354	3,832,900
United Technologies Corp.	59,166	3,650,542
Other Securities	865,735	47,092,216
		77,056,392
TECHNOLOGY (15.9%)
Apple, Inc.*	55,085	9,223,432
Cisco Systems, Inc.*	372,173	8,656,744
Google, Inc.*	14,421	7,591,503
Hewlett-Packard Co.	153,825	6,800,603
Int'l. Business Machines Corp.	84,744	10,044,706
Intel Corp.	354,057	7,605,144
Microsoft Corp.	498,589	13,716,183
Oracle Corp.*	248,350	5,215,350
QUALCOMM, Inc.	102,125	4,531,286
Other Securities	1,890,193	39,712,842
		113,097,793
TELECOMMUNICATIONS (3.2%)
AT&T, Inc.	365,799	12,323,768
Verizon Communications, Inc.	177,831	6,295,217
Other Securities	362,846	4,347,760
		22,966,745
UTILITIES (3.9%)
Exelon Corp.	40,177	3,614,323
Other Securities	629,629	23,717,568
		27,331,891
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $608,268,258) 97.2%		$689,662,206

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2008 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S Treasury Bill (1)	AAA	1.69%	08/07/08	$2,100,000	$2,096,344
U.S. GOVERNMENT AGENCIES (2.4%)
FHLMC	AAA	2.03	07/01/08	17,000,000	17,000,000
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $19,096,344) 2.7%					19,096,344
TEMPORARY CASH INVESTMENTS (2) (Cost: $48,800) 0.0% (3)					48,800
TOTAL INVESTMENTS (Cost: $627,413,402) 99.9%					708,807,350
OTHER NET ASSETS 0.1%					479,057
NET ASSETS 100.0%					$709,286,407

Abbreviations:	FHLMC = Federal Home Loan Mortgage Corporation

**  Ratings as per Standard & Poors Corporation.

(1)  The security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

(2)  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2008 was 1.91%.

(3)  Percentage is less than 0.05%.

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2008:

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)
PURCHASED
56 S&P 500 Stock Index Futures Contracts	September 2008	$17,935,400	$(612,950)

Face value of futures purchased and outstanding as a percentage of total investments in securities: 2.5%

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2008 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (2.1%)
Freeport-McMoRan Copper & Gold, Inc.	6,057	$709,820
Monsanto Co.	8,430	1,065,889
Other Securities	103,287	4,902,503
		6,678,212
CONSUMER, CYCLICAL (4.6%)
Comcast Corp. Cl A	47,408	899,330
McDonald's Corp.	17,679	993,913
Other Securities	523,281	12,774,461
		14,667,704
CONSUMER, NON-CYCLICAL (5.9%)
Coca-Cola Co.	30,558	1,588,405
CVS Caremark Corp.	21,977	869,630
PepsiCo, Inc.	24,546	1,560,880
Philip Morris Int'l., Inc.	32,354	1,597,964
Proctor & Gamble Co.	47,817	2,907,752
Wal-Mart Stores, Inc.	36,424	2,047,029
Other Securities	233,470	8,343,282
		18,914,942
ENERGY (8.7%)
Baker Hughes, Inc.	4,807	419,843
Chevron Corp.	31,708	3,143,214
ConocoPhillips	23,784	2,244,972
Devon Energy Corp.	6,844	822,375
Exxon Mobil Corp.	81,362	7,170,416
Halliburton Co.	13,363	709,174
Occidental Petroleum Corp.	12,720	1,143,019
Schlumberger Ltd.	18,339	1,970,159
Other Securities	156,591	10,255,840
		27,879,012
FINANCIAL (7.7%)
American Int'l. Group, Inc.	42,222	1,117,194
Bank of America Corp.	70,685	1,687,251
Citigroup, Inc.	87,202	1,461,506
Goldman Sachs Group, Inc.	6,146	1,074,935
JPMorgan Chase & Co.	53,988	1,852,328
MetLife, Inc.	11,098	585,641
Wells Fargo & Co.	52,955	1,257,681
Other Securities	532,208	15,950,693
		24,987,229

* Non-Income Producing Security

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTHCARE (6.3%)
Abbott Laboratories	24,008	$1,271,704
Gilead Sciences, Inc.*	14,439	764,545
Johnson & Johnson	43,441	2,794,994
Medtronic, Inc.	17,367	898,742
Merck & Co., Inc.	33,219	1,252,024
Pfizer, Inc.	105,813	1,848,553
Other Securities	298,817	11,464,993
		20,295,555
INDUSTRIAL (6.0%)
General Electric Co.	155,388	4,147,306
Lockheed Martin Corp.	5,223	515,301
United Parcel Service, Inc. Cl B	15,743	967,722
United Technologies Corp.	14,938	921,675
Other Securities	235,970	12,903,270
		19,455,274
TECHNOLOGY (8.9%)
Apple, Inc.*	13,907	2,328,588
Cisco Systems, Inc.*	93,964	2,185,603
Google, Inc.*	3,641	1,916,695
Hewlett-Packard Co.	38,837	1,716,984
Int'l. Business Machines Corp.	21,396	2,536,068
Intel Corp.	89,391	1,920,119
Microsoft Corp.	125,882	3,463,014
Oracle Corp.*	62,702	1,316,742
QUALCOMM, Inc.	25,784	1,144,036
Other Securities	477,226	10,026,516
		28,554,365
TELECOMMUNICATIONS (1.8%)
AT&T, Inc.	92,355	3,111,440
Verizon Communications, Inc.	44,898	1,589,389
Other Securities	91,610	1,097,708
		5,798,537
UTILITIES (2.1%)
Exelon Corp.	10,144	912,554
Other Securities	158,972	5,988,390
		6,900,944
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $166,804,218) 54.1%		$174,131,774

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2008 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (1)	AAA	1.69%	08/07/08	$1,500,000	$1,497,388
U.S. GOVERNMENT AGENCIES (2.4%)
FFCB	AAA	2.00	07/01/08	7,800,000	7,800,000
TOTAL INDEXED ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $9,297,388) 2.9%					9,297,388
TOTAL INDEXED ASSETS (Cost: $176,101,606) 57.0%					$183,429,162

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2008:

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)
PURCHASED
29 S&P 500 Stock Index Futures Contracts	September 2008	$9,287,975	$(265,925)

Face value of futures purchased and outstanding as a percentage of total investments in securities: 2.9%

**  Ratings as per Standard & Poors Corporation.

(1)  The security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2008 (Unaudited)

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.9%)
Freeport-McMoRan Copper & Gold, Inc.	6,621	$775,915
Monsanto Co.	9,957	1,258,963
Other Securities	267,111	4,045,033
		6,079,911
CONSUMER, CYCLICAL (4.2%)
Comcast Corp. Cl A	33,381	633,238
McDonald's Corp.	9,971	560,570
Other Securities	598,871	12,323,478
		13,517,286
CONSUMER, NON-CYCLICAL (3.3%)
Coca-Cola Co.	18,845	979,563
CVS Caremark Corp.	18,993	751,553
Proctor & Gamble Co.	23,481	1,427,880
Wal-Mart Stores, Inc.	22,058	1,239,660
Other Securities	299,409	6,149,150
		10,547,806
ENERGY (5.4%)
ConocoPhillips	9,005	849,982
Devon Energy Corp.	4,459	535,793
Exxon Mobil Corp.	31,623	2,786,935
Halliburton Co.	19,103	1,013,796
Occidental Petroleum Corp.	9,393	844,055
Schlumberger Ltd.	6,869	737,937
T-3 Energy Services, Inc.*	21,319	1,694,221
Other Securities	188,855	8,898,066
		17,360,785
FINANCIAL (6.9%)
American Int'l. Group, Inc.	24,451	646,973
Bank of America Corp.	26,333	628,569
Citigroup, Inc.	27,763	465,308
Goldman Sachs Group, Inc.	3,838	671,266
JPMorgan Chase & Co.	18,660	640,225
MetLife, Inc.	14,527	766,590
Wells Fargo & Co.	42,617	1,012,154
Other Securities	943,133	17,316,258
		22,147,343

* Non-Income Producing Security

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTHCARE (4.8%)
Abbott Laboratories	23,725	$1,256,713
Gilead Sciences, Inc.*	18,444	976,610
Johnson & Johnson	26,631	1,713,439
Medtronic, Inc.	11,721	606,562
Merck & Co., Inc.	17,953	676,649
Other Securities	517,692	10,235,337
		15,465,310
INDUSTRIAL (5.6%)
General Electric Co.	74,685	1,993,343
Lockheed Martin Corp.	8,581	846,601
United Parcel Service, Inc. Cl B	8,668	532,822
United Technologies Corp.	9,492	585,656
Other Securities	446,106	14,157,848
		18,116,270
TECHNOLOGY (6.7%)
Apple, Inc.*	7,597	1,272,042
Cisco Systems, Inc.*	38,272	890,207
Google, Inc.*	1,397	735,409
Hewlett-Packard Co.	20,311	897,949
Int'l. Business Machines Corp. .	9,321	1,104,818
Intel Corp.	26,053	559,618
Microsoft Corp.	48,379	1,330,906
Oracle Corp.*	21,193	445,053
QUALCOMM, Inc.	14,926	662,267
Other Securities	761,698	13,716,500
		21,614,769
TELECOMMUNICATIONS (1.1%)
AT&T, Inc.	43,896	1,478,856
Other Securities	194,043	2,193,350
		3,672,206
UTILITIES (1.6%)
Exelon Corp.	5,117	460,325
Other Securities	150,768	4,707,751
		5,168,076
TOTAL ACTIVE ASSETS-COMMON STOCKS (Cost: $133,556,365) 41.5%		$133,689,762

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2008 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
ACTIVE ASSETS:
LONG-TERM DEBT SECURITIES:
CORPORATE DEBT (0.0%)
FINANCIAL (0.0%)
GSC Capital Corp. (2)	NR	7.25%	07/15/10	$460,000	$—
TOTAL ACTIVE ASSETS-LONG-TERM DEBT SECURITIES (Cost: $460,000) 0.0%					—
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.5%)
FFCB	AAA	2.00%	07/01/08	$1,490,000	1,490,000
COMMERCIAL PAPER (1.1%)
Baker Hughes, Inc.	A-1	2.50	07/01/08	3,434,000	3,434,000
TOTAL ACTIVE ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $4,924,000) 1.6%					4,924,000
TOTAL ACTIVE ASSETS (Cost: $138,940,365) 43.1%					138,613,762
TEMPORARY CASH INVESTMENTS (3) (Cost: $78,800) 0.0% (4)					78,800
TOTAL INVESTMENTS (Cost: $315,120,771) 100.1%					322,121,724
OTHER NET ASSETS (0.1%)					(289,617)
NET ASSETS 100.0%					$321,832,107

Abbreviations:	FFCB = Federal Farm Credit Bank NR = Not Rated

**  Ratings as per Standard & Poors Corporation.

(2)  Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

(3)  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2008 was 1.91%.

(4)  Percentage is less than 0.05%.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP VALUE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS:
BASIC MATERIALS (6.2%)
Louisiana-Pacific Corp.	208,126	$1,766,990
Schnitzer Steel Industries, Inc. Cl A	16,733	1,917,602
Silgan Hldgs., Inc.	68,620	3,481,779
Taseko Mines Ltd.*	497,732	2,548,388
Other Securities	150,983	2,190,326
		11,905,085
CONSUMER, CYCLICAL (13.6%)
Audiovox Corp. Cl A*	194,839	1,913,319
Casey's General Stores, Inc.	80,685	1,869,471
Crown Hldgs., Inc.*	249,258	6,478,208
Pep Boys - Manny, Moe & Jack	199,630	1,740,774
Rent-A-Center, Inc.*	103,361	2,126,136
Tupperware Brands Corp.	140,876	4,820,777
Wolverine World Wide, Inc.	88,095	2,349,494
Other Securities	474,133	4,851,600
		26,149,779
CONSUMER, NON-CYCLICAL (6.1%)
American Italian Pasta Co. Cl A*	239,577	2,716,803
Great Atlantic & Pacific Tea Co., Inc.*	88,302	2,015,052
Pilgrim's Pride Corp.	136,280	1,770,277
Vector Group Ltd.	172,915	2,789,119
Other Securities	76,255	2,480,076
		11,771,327
ENERGY (6.1%)
T-3 Energy Services, Inc.*	31,874	2,533,027
Trico Marine Services, Inc.*	60,426	2,200,715
W&T Offshore, Inc.	48,110	2,814,916
Other Securities	197,155	4,235,621
		11,784,279
FINANCIAL (28.3%)
Aspen Insurance Hldgs. Ltd.	110,250	2,609,618
Bank Mutual Corp.	224,616	2,255,145
Brookline Bancorp, Inc.	238,907	2,281,562
Ellington Financial LLC*†	123,900	2,478,000
FelCor Lodging Trust, Inc.	181,679	1,907,630
First Niagara Financial Group, Inc.	167,341	2,152,005
Glacier Bancorp, Inc.	165,296	2,643,083
Highwoods Properties, Inc.	75,748	2,380,002
IBERIABANK Corp.	44,178	1,964,596
iShares Russell 2000 Index Fund	26,390	1,822,230
iShares Russell 2000 Value Index Fund	27,640	1,761,221
National Penn Bancshares, Inc.	151,687	2,014,403
NewAlliance Bancshares, Inc.	199,699	2,492,244
ProAssurance Corp.*	43,070	2,072,098
SeaBright Insurance Hldgs., Inc.*	132,806	1,923,031
Senior Housing Pptys. Trust	94,610	1,847,733
Westamerica Bancorporation	47,450	2,495,396
Other Securities	2,013,275	17,128,776
		54,228,773

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTHCARE (3.4%)
Enzon Pharmaceuticals, Inc.*	326,010	$2,321,191
Other Securities	443,190	4,164,261
		6,485,452
INDUSTRIAL (12.2%)
CRA International, Inc.*	48,130	1,739,900
Genesee & Wyoming, Inc. Cl A*	63,005	2,143,430
Mueller Industries, Inc.	132,827	4,277,029
Old Dominion Freight Line, Inc.*	62,977	1,890,570
Perini Corp.*	72,580	2,398,769
Sauer-Danfoss, Inc.	121,692	3,790,706
Other Securities	313,955	7,104,539
		23,344,943
TECHNOLOGY (11.1%)
Anixter International, Inc.*	32,292	1,921,051
CommScope, Inc.*	57,081	3,012,164
Tech Data Corp.*	70,171	2,378,095
Technitrol, Inc.	101,195	1,719,303
Other Securities	982,997	12,283,072
		21,313,685
TELECOMMUNICATIONS (2.5%)
Iowa Telecomunications Svcs., Inc.	112,405	1,979,452
Other Securities	353,885	2,890,049
		4,869,501
UTILITIES (5.9%)
Avista Corp.	116,686	2,504,082
Unisource Energy Corp.	74,739	2,317,656
Westar Energy, Inc.	96,599	2,077,844
Other Securities	235,479	4,455,439
		11,355,021
TOTAL COMMON STOCKS (Cost: $202,157,920) 95.4%		$183,207,845

*  Non-Income Producing Security

†  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate value of these securities was $5,396,640, or 2.8% of the Fund's net assets.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP VALUE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2008 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
CORPORATE DEBT (0.0%)
FINANCIAL (0.0%)
GSC Capital Corp. (1)	NR	7.25%	07/15/10	$1,890,000	$—
TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,890,000) 0.0%					—
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (7.0%)
FHLMC	AAA	2.03	07/01/08	12,500,000	12,500,000
Other Securities				1,000,000	995,515
					13,495,515
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $13,495,515) 7.0%					13,495,515
TOTAL INVESTMENTS (Cost: $217,543,435) 102.4%					196,703,360
OTHER NET ASSETS (2.4%)					(4,695,443)
NET ASSETS 100.0%					$192,007,917

Abbreviations:	FHLMC = Federal Home Loan Mortgage Corporation NR = Not Rated

**  Ratings as per Standard & Poors Corporation.

(1)  Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP GROWTH FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS:
BASIC MATERIALS (2.6%)
Taseko Mines Ltd.*	299,950	$1,535,744
Other Securities	64,875	3,522,780
		5,058,524
CONSUMER, CYCLICAL (9.1%)
Aeropostale, Inc.*	50,975	1,597,047
ArvinMeritor, Inc.	159,187	1,986,654
DeVry, Inc.	31,516	1,689,888
Tupperware Brands Corp.	44,749	1,531,311
WMS Industries, Inc.*	69,813	2,078,333
Wolverine World Wide, Inc.	64,030	1,707,680
Other Securities	536,802	7,403,300
		17,994,213
CONSUMER, NON-CYCLICAL (5.3%)
Darling International, Inc.*	107,314	1,772,827
Longs Drug Stores Corp.	55,805	2,349,949
Other Securities	428,544	6,394,984
		10,517,760
ENERGY (13.9%)
Allis-Chalmers Energy, Inc.*	143,846	2,560,459
Alpha Natural Resources, Inc.*	34,400	3,587,576
Atwood Oceanics, Inc.*	16,850	2,095,129
Concho Resources, Inc.*	69,175	2,580,228
Dril-Quip, Inc.*	27,850	1,754,550
Hercules Offshore, Inc.*	54,325	2,065,437
Penn Virginia Corp.	46,850	3,533,427
T-3 Energy Services, Inc.*	82,173	6,530,281
Willbros Group, Inc.*	65,025	2,848,745
		27,555,832
FINANCIAL (9.1%)
iShares Russell 2000 Growth Index Fund	84,975	6,471,696
Realty Income Corp.	72,875	1,658,635
Senior Housing Pptys. Trust	78,725	1,537,499
Stifel Financial Corp.*	44,802	1,540,741
Westamerica Bancorporation	40,113	2,109,543
Other Securities	240,671	4,841,737
		18,159,851
HEALTHCARE (17.9%)
American Medical Systems Hldgs., Inc.*	136,592	2,042,050
ICON PLC ADR*	37,645	2,842,950

* Non-Income Producing Security

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTHCARE (CONTINUED)
Illumina, Inc.*	21,587	$1,880,444
Landauer, Inc.	27,585	1,551,380
Magellan Health Svcs., Inc.*	64,787	2,399,063
Other Securities	1,383,581	24,773,476
		35,489,363
INDUSTRIAL (16.4%)
Astec Industries, Inc.*	56,052	1,801,511
AZZ, Inc.*	59,475	2,373,053
Bucyrus International, Inc.	32,600	2,380,452
Genesee & Wyoming, Inc. Cl A*	70,017	2,381,978
Hub Group, Inc. Cl A*	60,773	2,074,182
Huron Consulting Group, Inc.*	33,325	1,510,956
Old Dominion Freight Line, Inc.*	48,650	1,460,473
Watson Wyatt Worldwide, Inc. Cl A	30,006	1,587,017
Other Securities	713,260	16,983,157
		32,552,779
TECHNOLOGY (19.5%)
Ansys, Inc.*	39,439	1,858,366
Data Domain, Inc.*	63,800	1,488,454
FLIR Systems, Inc.*	61,565	2,497,692
Harmonic, Inc.*	195,357	1,857,845
Itron, Inc.*	15,125	1,487,544
Microsemi Corp.*	99,764	2,512,058
TNS, Inc.*	63,075	1,511,277
ViaSat, Inc.*	91,032	1,839,757
Websense, Inc.*	108,925	1,834,297
Other Securities	1,513,773	21,679,432
		38,566,722
TELECOMMUNICATIONS (1.9%)
Consolidated Communications Hldgs., Inc.	102,025	1,519,152
Syniverse Hldgs., Inc.*	95,381	1,545,172
Other Securities	98,344	624,484
		3,688,808
UTILITIES (0.9%)
Avista Corp.	84,425	1,811,761
TOTAL COMMON STOCKS (Cost: $184,374,575) 96.6%		$191,395,613

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (5.5%)
FFCB	AAA	2.00%	07/01/08	$5,360,000	$5,360,000
FHLMC	AAA	2.03	07/01/08	5,600,000	5,600,000
					10,960,000
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $10,960,000) 5.5%					10,960,000
TOTAL INVESTMENTS (Cost: $195,334,575) 102.1%					202,355,613
OTHER NET ASSETS (2.1%)					(4,093,498)
NET ASSETS 100.0%					$198,262,115

Abbreviations:	FFCB = Federal Farm Credit Bank FHLMC = Federal Home Loan Mortgage Corporation

**  Ratings as per Standard & Poor's Corporation.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID CAP VALUE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS:
BASIC MATERIALS (8.9%)
Agnico-Eagle Mines Ltd.	9,154	$680,783
Cytec Industries, Inc.	7,294	397,961
Eastman Chemical Co.	6,349	437,192
Sonoco Products Co.	18,727	579,601
Steel Dynamics, Inc.	19,917	778,157
Other Securities	37,886	652,327
		3,526,021
CONSUMER, CYCLICAL (12.6%)
Crown Hldgs., Inc.*	37,628	977,952
Johnson Controls, Inc.	23,238	666,466
Polo Ralph Lauren Corp.	11,035	692,777
V.F. Corp.	8,607	612,646
Other Securities	99,570	2,038,637
		4,988,478
CONSUMER, NON-CYCLICAL (3.8%)
Kroger Co.	25,175	726,802
Vector Group Ltd.	31,526	508,514
Other Securities	15,698	271,575
		1,506,891
ENERGY (8.4%)
CNX Gas Corp.*	14,075	591,713
Denbury Resources, Inc.*	27,544	1,005,356
Range Resources Corp.	12,441	815,383
Spectra Energy Corp.	15,164	435,813
W&T Offshore, Inc.	8,648	505,994
		3,354,259
FINANCIAL (22.8%)
American Financial Group, Inc.	19,512	521,946
Ameriprise Financial, Inc.	13,461	547,459
Aon Corp.	11,359	521,832
Apartment Investment & Mgmt. Co. Cl A	11,031	375,716
Associated Banc-Corp.	22,684	437,574
Assurant, Inc.	6,623	436,853
BOK Financial Corp.	10,262	548,504
Equity Residential	14,693	562,301
People's United Financial, Inc.	35,038	546,593
Principal Financial Grp., Inc.	9,739	408,746
ProLogis	7,867	427,571
StanCorp Financial Group, Inc.	11,165	524,308
Vornado Realty Trust	8,217	723,096
Other Securities	123,222	2,473,301
		9,055,800

* Non-Income Producing Security

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTHCARE (4.5%)
CIGNA Corp.	9,931	$351,458
Other Securities	34,920	1,447,122
		1,798,580
INDUSTRIAL (8.8%)
Alliant TechSystems, Inc.*	5,636	573,068
CSX Corp.	9,446	593,303
Donnelley (R.R.) & Sons Co.	18,465	548,226
DRS Technologies, Inc.	7,883	620,550
Lincoln Electric Hldgs., Inc.	6,338	498,801
Textron, Inc.	10,232	490,420
Other Securities	13,675	178,322
		3,502,690
TECHNOLOGY (7.5%)
Electronic Data Systems Corp.	15,660	385,862
Mettler-Toledo Int'l., Inc.*	4,329	410,649
Xerox Corp.	34,183	463,521
Other Securities	80,790	1,698,793
		2,958,825
TELECOMMUNICATIONS (1.5%)
Embarq Corp.	9,574	452,563
Other Securities	31,826	125,076
		577,639
UTILITIES (16.2%)
American Electric Power Co., Inc.	18,381	739,468
Edison International	15,999	822,029
Energen Corp.	16,421	1,281,332
Energy East Corp.	15,236	376,634
Entergy Corp.	5,436	654,929
Pepco Hldgs., Inc.	22,352	573,329
PG&E Corp.	14,905	591,579
PPL Corp.	11,091	579,727
Sempra Energy	14,089	795,324
		6,414,351
TOTAL COMMON STOCKS (Cost: $37,633,601) 95.0%		$37,683,534

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (8.8%)
FHLMC	AAA	2.03%	07/01/08	$3,500,000	$3,500,000
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,500,000) 8.8%					3,500,000
TOTAL INVESTMENTS (Cost: $41,133,601) 103.8%					41,183,534
OTHER NET ASSETS (3.8%)					(1,521,829)
NET ASSETS 100.0%					$39,661,705

Abbreviations:	FHLMC = Federal Home Loan Mortgage Corporation

**  Ratings as per Standard & Poors Corporation.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2008 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (8.0%)
CF Industries Hldgs., Inc.	14,427	$2,204,446
Cleveland-Cliffs, Inc.	29,004	3,456,969
FMC Corp.	22,628	1,752,312
Reliance Steel & Aluminum Co.	19,791	1,525,688
Steel Dynamics, Inc.	59,939	2,341,817
Other Securities	584,079	16,984,846
		28,266,078
CONSUMER, CYCLICAL (10.8%)
BorgWarner, Inc.	36,829	1,634,471
Other Securities	1,686,902	36,581,416
		38,215,887
CONSUMER, NON-CYCLICAL (2.7%)
Other Securities	268,029	9,726,758
ENERGY (10.0%)
Arch Coal, Inc.	44,189	3,315,501
Cimarex Energy Co.	25,327	1,764,532
Denbury Resources, Inc.*	76,099	2,777,614
FMC Technologies, Inc.*	39,718	3,055,506
Forest Oil Corp.*	26,940	2,007,030
Helmerich & Payne, Inc.	31,248	2,250,481
Newfield Exploration Co.*	39,134	2,553,494
Patterson-UTI Energy, Inc.	46,663	1,681,735
Pioneer Natural Resources Co.	35,869	2,807,825
Plains Exploration & Production Co.*	32,878	2,399,108
Pride International, Inc.*	50,744	2,399,684
Other Securities	159,173	8,307,087
		35,319,597
FINANCIAL (13.2%)
AMB Property Corp.	30,476	1,535,381
New York Community Bancorp, Inc.	102,177	1,822,838
Other Securities	1,691,263	43,601,148
		46,959,367
HEALTHCARE (9.1%)
Covance, Inc.*	19,081	1,641,348
Dentsply International, Inc.	45,910	1,689,488
Hologic, Inc.*	79,239	1,727,410
Other Securities	859,776	27,089,169
		32,147,415

* Non-income producing security.

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
INDUSTRIAL (15.8%)
AGCO Corp.*	28,890	$1,514,125
Ametek, Inc.	32,313	1,525,820
Dun & Bradstreet Corp.	17,230	1,510,037
Fastenal Co.	38,908	1,679,269
Flowserve Corp.	17,690	2,418,223
Joy Global, Inc.	33,758	2,559,869
KBR, Inc.	51,887	1,811,375
Quanta Services, Inc.*	51,737	1,721,290
Roper Industries, Inc.	27,632	1,820,396
Shaw Group, Inc.*	25,749	1,591,031
SPX Corp.	16,620	2,189,353
Other Securities	1,100,423	35,577,109
		55,917,897
TECHNOLOGY (13.8%)
Activision, Inc.*	94,210	3,209,735
Amphenol Corp. Cl A	54,829	2,460,726
FLIR Systems, Inc.*	42,800	1,736,396
Harris Corp.	42,077	2,124,468
McAfee, Inc.*	50,073	1,703,984
Western Digital Corp.*	69,985	2,416,582
Other Securities	1,901,987	35,059,701
		48,711,592
TELECOMMUNICATIONS (0.5%)
Telephone & Data Systems, Inc.	32,597	1,540,860
Other Securities	76,723	305,358
		1,846,218
UTILITIES (7.7%)
Energen Corp.	22,280	1,738,508
Equitable Resources, Inc.	39,833	2,750,867
MDU Resources Group	55,800	1,945,188
Oneok, Inc.	31,649	1,545,421
Wisconsin Energy Corp.	35,854	1,621,318
Other Securities	756,248	17,472,348
		27,073,650
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $294,721,176) 91.6%		$324,184,459

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2008 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
U.S. Treasury Bill (1)	AAA	1.69%	08/07/08	$2,100,000	$2,096,344
U.S. GOVERNMENT AGENCIES (3.2%)
FHLMC	AAA	2.03	07/01/08	9,700,000	9,700,000
FNMA	AAA	2.23	08/04/08	1,621,000	1,617,592
					11,317,592
COMMERCIAL PAPER (4.5%)
Praxair, Inc.	A-1	2.22	07/03/08	8,000,000	7,999,013
Walgreen Co.	A-1	2.30	07/08/08	8,000,000	7,996,421
					15,995,434
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $29,409,370) 8.3%					29,409,370
TEMPORARY CASH INVESTMENTS (2) (Cost: $85,600) 0.0% (3)					85,600
TOTAL INVESTMENTS (Cost: $324,216,146) 99.9%					353,679,429
OTHER NET ASSETS 0.1%					188,009
NET ASSETS 100.0%					$353,867,438

Abbreviations:	FHLMC = Federal Home Loan Mortgage Corporation FNMA = Federal National Mortgage Association

**  Ratings as per Standard & Poors Corporation.

(1)  The security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

(2)  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2008 was 1.91%.

(3)  Percentage is less than 0.05%.

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2008:

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)
PURCHASED
71 S&P MidCap 400 Stock Index Futures Contracts	September 2008	$29,152,600	$(1,614,500)

Face value of futures purchased and outstanding as a percentage of total investments in securities: 8.2%

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (INTERNATIONAL FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (96.6%)
iShares MSCI EAFE Growth Index Fund	9,560	$675,127
iShares MSCI EAFE Index Fund	10,825	743,353
iShares MSCI EAFE Value Index Fund	11,060	673,665
Vanguard Europe Pacific ETF	87,080	3,738,345
Vanguard European ETF	17,010	1,116,026
Vanguard Pacific ETF	8,167	510,192
TOTAL INVESTMENTS (Cost: $8,109,199) 96.6%		7,456,708
OTHER NET ASSETS 3.4%		262,846
NET ASSETS 100.0%		$7,719,554

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS:
BASIC MATERIALS (2.6%)
Freeport-McMoRan Copper & Gold, Inc.	11,302	$1,324,481
Monsanto Co.	16,996	2,148,974
Other Securities	37,792	1,478,359
		4,951,814
CONSUMER, CYCLICAL (4.7%)
Comcast Corp. Cl A	56,979	1,080,892
Johnson Controls, Inc.	33,152	950,799
Other Securities	212,978	6,976,673
		9,008,364
CONSUMER, NON-CYCLICAL (5.6%)
Coca-Cola Co.	32,168	1,672,093
Colgate-Palmolive Co.	16,076	1,110,852
CVS Caremark Corp.	32,422	1,282,939
Proctor & Gamble Co.	40,082	2,437,386
Wal-Mart Stores, Inc.	37,652	2,116,042
Other Securities	78,274	2,263,556
		10,882,868
ENERGY (8.9%)
ConocoPhillips	15,371	1,450,869
Exxon Mobil Corp.	53,978	4,757,065
Halliburton Co.	32,609	1,730,560
Occidental Petroleum Corp.	16,033	1,440,725
Schlumberger Ltd.	11,724	1,259,509
Other Securities	87,158	6,455,338
		17,094,066
FINANCIAL (8.3%)
American Int'l. Group, Inc.	41,737	1,104,361
Bank of America Corp.	44,949	1,072,933
Bank of New York Mellon Corp.	27,938	1,056,895
Goldman Sachs Group, Inc.	6,551	1,145,770
JPMorgan Chase & Co.	31,850	1,092,774
MetLife, Inc.	24,798	1,308,590
Wells Fargo & Co.	72,747	1,727,741
Other Securities	173,821	7,425,201
		15,934,265

* Non-income producing security

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTHCARE (6.7%)
Abbott Laboratories	40,498	$2,145,179
Gilead Sciences, Inc.*	31,484	1,667,078
Johnson & Johnson	45,458	2,924,768
Medtronic, Inc.	20,008	1,035,414
Merck & Co., Inc.	30,646	1,155,048
Other Securities	100,611	4,067,193
		12,994,680
INDUSTRIAL (6.8%)
General Electric Co.	127,486	3,402,601
ITT Corp.	20,138	1,275,340
Lockheed Martin Corp.	14,647	1,445,073
Northrop Grumman Corp.	15,930	1,065,717
Tyco International Ltd.	32,257	1,291,570
Other Securities	109,330	4,536,226
		13,016,527
TECHNOLOGY (9.2%)
Apple, Inc.*	12,969	2,171,529
Cisco Systems, Inc.*	65,330	1,519,576
Google, Inc.*	2,385	1,255,512
Hewlett-Packard Co.	34,671	1,532,805
Int'l. Business Machines Corp.	15,911	1,885,931
Microsoft Corp.	82,582	2,271,831
QUALCOMM, Inc.	25,479	1,130,503
Other Securities	262,689	5,991,917
		17,759,604
TELECOMMUNICATIONS (1.8%)
AT&T, Inc.	74,929	2,524,358
Other Securities	88,252	1,009,603
		3,533,961
UTILITIES (2.4%)
Other Securities	73,752	4,656,329
TOTAL COMMON STOCKS (Cost: $106,031,866) 57.0%		$109,832,478

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2008 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.5%)
U.S. Treasury Strip	AAA	0.00%	08/15/21 - 11/15/25	$10,000,000	$4,903,945
U.S. GOVERNMENT AGENCIES (16.5%)
MORTGAGE-BACKED OBLIGATIONS (16.5%)
FHARM	AAA	5.26 - 5.45	02/01/36 - 05/01/37	1,803,668	1,820,559
FHLMC	AAA	5.43 - 6.00	10/01/18 - 04/01/37	2,330,739	2,371,297
FNMA	AAA	4.00 - 8.00	09/01/16 - 02/25/47	25,752,053	25,619,027
GNMA (1)	AAA	6.27 - 7.00	10/16/27 - 05/15/32	1,876,397	1,935,978
					31,746,861
CORPORATE DEBT (21.0%)
BASIC MATERIALS (1.7%)
Other Securities				3,478,000	3,360,908
CONSUMER, CYCLICAL (3.9%)
Johnson Controls, Inc.	A-	4.88	09/15/13	500,000	500,750
Other Securities				7,388,068	6,936,838
					7,437,588
CONSUMER, NON-CYCLICAL (1.0%)
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	252,124
Other Securities				1,750,000	1,711,297
					1,963,421
ENERGY (3.2%)
Seariver Maritime, Inc.	AAA	0.00	09/01/12	3,000,000	2,470,068
Other Securities				3,650,000	3,666,399
					6,136,467
FINANCIAL (7.2%)
Berkley (W.R.) Corp.	BBB+	8.70	01/01/22	1,500,000	1,713,159
First Horizon National Corp.	BBB	4.50	05/15/13	1,500,000	1,204,823
General Electric Capital Corp.	AAA	5.45	01/15/13	1,500,000	1,531,266
Other Securities	BBB	5.65	05/15/14	11,166,851	9,429,993
					13,879,241
HEALTHCARE (0.9%)
Other Securities				1,750,000	1,728,479
INDUSTRIAL (1.1%)
Other Securities				2,150,000	2,081,096
TECHNOLOGY (0.5%)
Other Securities				1,000,000	1,016,354
TELECOMMUNICATIONS (0.3%)
Other Securities				500,000	482,500
UTILITIES (1.2%)
Other Securities				2,250,000	2,249,999
TOTAL LONG-TERM DEBT SECURITIES (Cost: $78,971,938) 40.0%					$76,986,859

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2008 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (4.2%)
FFCB	AAA	2.00%	07/01/08	$8,100,000	$8,100,000
COMMERCIAL PAPER (0.6%)
Baker Hughes, Inc.	A-1	2.50	07/01/08	1,220,000	1,220,000
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $9,320,000) 4.8%					9,320,000
TEMPORARY CASH INVESTMENTS (3) (Cost: $39,600) 0.0% (4)					39,600
TOTAL INVESTMENTS (Cost: $194,363,404) 101.8%					196,178,937
OTHER NET ASSETS (1.8%)					(3,525,024)
NET ASSETS 100.0%					$192,653,913

Abbreviations:	FFCB = Federal Farm Credit Bank
FHARM = Federal Home Adjustable Rate Mortgage
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

**  Ratings as per Standard & Poors Corporation.

†  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate value of these securities was $1,020,768, or 0.5% of the Fund's net assets.

(1)  U.S. Government guaranteed security.

(2)  Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

(3)  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2008 was 1.91%.

(4)  Percentage is less than 0.05%

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (RETIREMENT INCOME FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.4%)	533,050	$680,355
Equity Index Fund (18.7%)	196,374	416,832
Mid-Cap Equity Index Fund (5.1%)	78,540	113,943
Mid-Term Bond Fund (30.4%)	698,453	680,641
Money Market Fund (15.4%)	279,154	343,581
TOTAL INVESTMENTS (Cost: $2,260,246) 100.0%		2,235,352
OTHER NET ASSETS		—
NET ASSETS 100.0%		$2,235,352

  MUTUAL OF AMERICA INVESTMENT CORPORATION (2010 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.7%)	1,069,636	$1,365,222
Equity Index Fund (23.6%)	589,679	1,251,680
International Fund (4.7%)	296,100	251,812
Mid-Cap Equity Index Fund (15.1%)	552,428	801,435
Mid-Term Bond Fund (20.6%)	1,124,142	1,095,476
Money Market Fund (10.3%)	446,503	549,552
TOTAL INVESTMENTS (Cost: $5,472,032) 100.0%		5,315,177
OTHER NET ASSETS		—
NET ASSETS 100.0%		$5,315,177

  MUTUAL OF AMERICA INVESTMENT CORPORATION (2015 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.9%)	2,979,792	$3,803,237
Equity Index Fund (28.5%)	1,972,729	4,187,409
International Fund (6.7%)	1,157,829	984,653
Mid-Cap Equity Index Fund (12.2%)	1,240,560	1,799,742
Mid-Term Bond Fund (11.4%)	1,721,296	1,677,401
Money Market Fund (9.4%)	1,120,285	1,378,838
Small Cap Growth Fund (3.0%)	449,038	441,892
Small Cap Value Fund (2.9%)	444,418	428,940
TOTAL INVESTMENTS (Cost: $15,373,252) 100.0%		14,702,112
OTHER NET ASSETS		—
NET ASSETS 100.0%		$14,702,112

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2020 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.0%)	2,872,656	$3,666,495
Equity Index Fund (33.5%)	2,322,083	4,928,965
International Fund (9.7%)	1,671,255	1,421,285
Mid-Cap Equity Index Fund (12.3%)	1,247,370	1,809,621
Mid-Term Bond Fund (11.5%)	1,727,929	1,683,866
Small Cap Growth Fund (4.1%)	603,751	594,143
Small Cap Value Fund (3.9%)	597,081	576,286
TOTAL INVESTMENTS (Cost: $15,448,247) 100.0%		14,680,661
OTHER NET ASSETS		—
NET ASSETS 100.0%		$14,680,661

MUTUAL OF AMERICA INVESTMENT CORPORATION (2025 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (20.8%)	1,336,644	$1,706,017
Equity Index Fund (38.7%)	1,490,350	3,163,488
International Fund (9.7%)	936,585	796,500
Mid-Cap Equity Index Fund (15.5%)	876,173	1,271,108
Mid-Term Bond Fund (5.2%)	438,019	426,849
Small Cap Growth Fund (5.1%)	425,954	419,175
Small Cap Value Fund (5.0%)	419,838	405,216
TOTAL INVESTMENTS (Cost: $8,590,225) 100.0%		8,188,353
OTHER NET ASSETS		—
NET ASSETS 100.0%		$8,188,353

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2030 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (21.0%)	1,145,287	$1,461,780
Equity Index Fund (38.7%)	1,268,970	2,693,577
International Fund (9.7%)	797,252	678,007
Mid-Cap Equity Index Fund (18.6%)	893,915	1,296,847
Small Cap Growth Fund (6.1%)	433,235	426,340
Small Cap Value Fund (5.9%)	428,818	413,883
TOTAL INVESTMENTS (Cost: $7,391,979) 100.0%		6,970,434
OTHER NET ASSETS		—
NET ASSETS 100.0%		$6,970,434

MUTUAL OF AMERICA INVESTMENT CORPORATION (2035 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (12.6%)	529,577	$675,922
Equity Index Fund (38.8%)	979,097	2,078,278
International Fund (12.7%)	800,387	680,673
Mid-Cap Equity Index Fund (21.8%)	803,504	1,165,683
Small Cap Growth Fund (7.2%)	390,407	384,194
Small Cap Value Fund (6.9%)	385,061	371,651
TOTAL INVESTMENTS (Cost: $5,689,790) 100.0%		5,356,401
OTHER NET ASSETS		—
NET ASSETS 100.0%		$5,356,401

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2040 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (11.5%)	323,824	$413,310
Equity Index Fund (33.9%)	574,033	1,218,471
International Fund (13.7%)	577,374	491,016
Mid-Cap Equity Index Fund (24.8%)	614,973	892,171
Small Cap Growth Fund (8.2%)	299,263	294,501
Small Cap Value Fund (7.9%)	295,148	284,869
TOTAL INVESTMENTS (Cost: $3,799,300) 100.0%		3,594,338
OTHER NET ASSETS		—
NET ASSETS 100.0%		$3,594,338

MUTUAL OF AMERICA INVESTMENT CORPORATION (2045 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (10.4%)	299,598	$382,390
Equity Index Fund (34.0%)	587,813	1,247,719
International Fund (14.7%)	634,156	539,305
Mid-Cap Equity Index Fund (20.7%)	523,192	759,021
Small Cap Growth Fund (10.3%)	382,970	376,876
Small Cap Value Fund (9.9%)	377,273	364,134
TOTAL INVESTMENTS (Cost: $3,858,124) 100.0%		3,669,445
OTHER NET ASSETS		—
NET ASSETS 100.0%		$3,669,445

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (CONSERVATIVE ALLOCATION FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.0%)	5,637,691	$7,195,627
Equity Index Fund (24.9%)	2,816,540	5,978,523
Mid-Term Bond Fund (45.1%)	11,091,521	10,808,677
TOTAL INVESTMENTS (Cost: $24,419,512) 100.0%		23,982,827
OTHER NET ASSETS		—
NET ASSETS 100.0%		$23,982,827

MUTUAL OF AMERICA INVESTMENT CORPORATION (MODERATE ALLOCATION FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.0%)	23,863,719	$30,458,292
Equity Index Fund (35.0%)	16,689,753	35,426,471
Mid-Cap Equity Index Fund (14.9%)	10,395,540	15,081,329
Mid-Term Bond Fund (20.1%)	20,866,758	20,334,635
TOTAL INVESTMENTS (Cost: $104,578,142) 100.0%		101,300,727
OTHER NET ASSETS		—
NET ASSETS 100.0%		$101,300,727

MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE ALLOCATION FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.1%)	19,560,741	$24,966,215
Equity Index Fund (45.1%)	21,105,742	44,800,063
Mid-Cap Equity Index Fund (19.9%)	13,632,996	19,778,069
Small Cap Growth Fund (5.0%)	5,063,644	4,983,061
Small Cap Value Fund (4.9%)	5,072,715	4,896,047
TOTAL INVESTMENTS (Cost: $106,307,682) 100.0%		99,423,455
OTHER NET ASSETS		—
NET ASSETS 100.0%		$99,423,455

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2008 (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (75.1%)
FHLB	AAA	2.02%	07/11/08	$730,000	$729,589
FHLB	AAA	2.05	07/11/08	5,926,000	5,922,616
FHLB	AAA	2.05	07/28/08	150,000	149,769
FHLB	AAA	2.05	07/23/08	11,016,000	11,002,214
FHLB	AAA	2.05	08/06/08	1,157,000	1,154,664
FHLB	AAA	2.06	07/11/08	1,448,000	1,447,169
FHLB	AAA	2.07	07/23/08	5,074,000	5,067,588
FHLB	AAA	2.08	08/08/08	400,000	399,119
FHLB	AAA	2.09	07/30/08	15,310,000	15,284,628
FHLB	AAA	2.09	07/11/08	2,596,000	2,594,489
FHLB	AAA	2.10	07/02/08	3,700,000	3,699,785
FHLB	AAA	2.12	07/25/08	16,000,000	15,977,340
FHLB	AAA	2.17	07/25/08	2,096,000	2,092,962
FHLB	AAA	2.19	07/25/08	593,000	592,133
FHLB	AAA	2.19	07/28/08	1,473,000	1,470,576
FHLB	AAA	2.23	08/06/08	1,932,000	1,927,752
FHLB	AAA	2.24	07/07/08	5,000,000	4,998,163
FHLB	AAA	2.25	08/13/08	500,000	498,655
FHLB	AAA	2.26	08/22/08	1,451,000	1,446,261
FHLB	AAA	2.27	08/29/08	3,006,000	2,994,814
FHLB	AAA	2.29	08/01/08	4,000,000	3,992,234
FHLB	AAA	2.30	08/15/08	387,000	385,886
FHLB	AAA	2.34	08/27/08	822,000	819,006
FHLMC	AAA	2.03	07/11/08	10,000,000	9,994,339
FHLMC	AAA	2.05	07/14/08	275,000	274,796
FHLMC	AAA	2.05	08/04/08	3,498,000	3,491,209
FHLMC	AAA	2.08	07/21/08	10,000,000	9,988,402
FHLMC	AAA	2.10	08/04/08	560,000	558,887
FHLMC	AAA	2.16	08/08/08	886,000	883,977
FHLMC	AAA	2.18	08/11/08	630,000	628,434
FHLMC	AAA	2.20	08/07/08	4,140,000	4,130,795
FHLMC	AAA	2.29	08/18/08	620,000	618,137
FHLMC	AAA	2.30	08/20/08	5,000,000	4,984,024
FHLMC	AAA	2.35	08/25/08	750,000	747,307
FNMA	AAA	2.05	08/06/08	535,000	533,900
FNMA	AAA	2.06	07/30/08	1,581,000	1,578,380
FNMA	AAA	2.07	07/23/08	5,983,000	5,975,404
FNMA	AAA	2.08	07/30/08	2,450,000	2,445,904
FNMA	AAA	2.09	07/09/08	3,000,000	2,998,603
FNMA	AAA	2.10	07/21/08	8,546,000	8,536,054
FNMA	AAA	2.11	07/30/08	3,373,000	3,367,279
FNMA	AAA	2.16	08/06/08	1,389,000	1,385,995
FNMA	AAA	2.16	08/13/08	262,000	261,326
FNMA	AAA	2.20	08/12/08	232,000	231,404
FNMA	AAA	2.22	07/28/08	927,000	925,481
FNMA	AAA	2.23	08/04/08	999,000	996,900
FNMA	AAA	2.25	08/18/08	93,000	92,721
FNMA	AAA	2.34	09/08/08	4,000,000	3,982,059
					154,259,129

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2008 (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES: (Continued)
COMMERCIAL PAPER (24.9%)
American Express Credit Corp.	A-1	2.34%	07/22/08	$2,900,000	$2,896,031
American Express Credit Corp.	A-1	2.38	08/01/08	2,000,000	1,995,892
American Express Credit Corp.	A-1	2.51	07/22/08	2,015,000	2,012,029
American Express Credit Corp.	A-1	2.52	08/04/08	428,000	426,977
Archer Daniels Midland	A-1	2.80	07/21/08	1,000,000	998,430
AT&T, Inc.	A-1	2.31	08/15/08	1,500,000	1,495,665
Baker Hughes, Inc.	A-1	2.50	07/01/08	629,000	629,000
Eaton Corp.	A-1	2.20	08/08/08	997,000	994,681
Medtronic, Inc.	A-1+	2.30	07/17/08	1,510,000	1,508,456
Nestle Capital Corp.	A-1+	2.14	07/25/08	6,853,000	6,843,200
Novartis Finance Corp.	A-1+	2.31	07/30/08	6,100,000	6,088,625
Siemens Capital Co. LLC	A-1+	2.20	07/25/08	7,000,000	6,989,694
Stanley Works	A-1	2.10	07/10/08	6,000,000	5,996,841
Toyota Motor Credit Corp.	A-1+	2.30	07/31/08	2,500,000	2,495,198
Toyota Motor Credit Corp.	A-1+	2.39	08/11/08	809,000	806,795
Toyota Motor Credit Corp.	A-1+	2.58	07/31/08	3,000,000	2,993,521
Unilever Capital Corp.	A-1	2.70	10/30/08	6,000,000	5,952,099
					51,123,134
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $205,375,458) 100.0%					205,382,263
TOTAL INVESTMENTS (Cost: $205,375,458) 100.0%					205,382,263
OTHER NET ASSETS 0.0% (1)					5,074
NET ASSETS 100.0%					$205,387,337

Abbreviations:	FHLB = Federal Home Loan Bank FHLMC = Federal Home Loan Mortgage Corporation FNMA = Federal National Mortgage Association

*  Ratings as per Standard & Poors Corporation.

(1)  Percentage is less than 0.05%.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2008 (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (27.0%)
U.S. Treasury Note	AAA	2.88 - 4.75%	01/31/13 - 05/15/14	$29,000,000	$29,241,569
U.S. Treasury Strip	AAA	0.00	11/15/08 - 05/15/13	24,000,000	20,915,829
					50,157,398
U.S. GOVERNMENT AGENCIES (24.0%)
MORTGAGE-BACKED OBLIGATIONS (2.0%)
FHLMC	AAA	4.00 - 8.50	10/01/08 - 11/15/26	3,395,234	3,459,851
FNMA	AAA	4.00 - 8.75	09/01/08 - 11/25/26	275,152	277,806
Other Securities				7,552	7,648
					3,745,305
NON-MORTGAGE-BACKED OBLIGATIONS (22.0%)
FFCB	AAA	4.95 - 5.10	08/05/13 - 10/10/14	17,500,000	18,122,429
FHLB	AAA	3.00 - 5.75	04/15/09 - 05/15/12	6,700,000	6,912,304
FHLMC	AAA	5.00 - 6.63	09/15/09 - 07/15/14	11,250,000	11,699,958
FNMA	AAA	3.25 - 4.38	02/15/09 - 09/15/12	4,250,000	4,303,777
					41,038,468
CORPORATE DEBT (47.4%)
BASIC MATERIALS (2.1%)
Vulcan Materials Co.	A-	6.30	06/15/13	1,000,000	1,013,146
Other Securities				2,843,000	2,842,631
					3,855,777
CONSUMER, CYCLICAL (7.2%)
Best Buy Co., Inc.†	BBB	6.75	07/15/13	1,000,000	1,013,092
Brinker International, Inc.	BBB-	5.75	06/01/14	1,000,000	902,280
DaimlerChrysler N.A. LLC	A-	5.75	09/08/11	1,000,000	1,019,743
Fortune Brands, Inc.	BBB	4.88	12/01/13	1,000,000	958,359
Newell Rubbermaid, Inc.	BBB+	4.63 - 5.50	12/15/09 - 04/15/13	1,000,000	988,198
Starwood Hotels & Resorts Worldwide, Inc.	BBB-	6.25	02/15/13	1,000,000	965,567
Target Corp.	A+	5.38	06/15/09	1,000,000	1,020,882
Other Securities				6,750,000	6,541,523
					13,409,644
CONSUMER, NON-CYCLICAL (4.9%)
Anheuser-Busch Cos., Inc.	A	4.38 - 4.70	04/15/12 - 01/15/13	1,100,000	1,047,043
Brown-Forman Corp.	A	5.20	04/01/12	1,000,000	1,007,623
Bunge Ltd. Finance Corp.	BBB-	4.38 - 5.10	12/15/08 - 07/15/15	1,200,000	1,109,794
Cargill, Inc.†	A	5.20	01/22/13	1,000,000	990,402
Clorox Co.	BBB+	4.20 - 5.00	01/15/10 - 01/15/15	1,050,000	1,024,921
Hershey Co.	A	4.85 - 5.00	04/01/13 - 08/15/15	1,000,000	989,236
Other Securities				3,000,000	2,991,277
					9,160,296
ENERGY (4.8%)
CenterPoint Energy Resources Corp.	BBB	7.88	04/01/13	750,000	802,878
Enbridge, Inc.	A-	5.80	06/15/14	1,065,000	1,058,207
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	1,000,000	1,015,516
Noble Corp.	A-	5.88	06/01/13	1,000,000	1,022,963
Valero Energy Corp.	BBB	4.75	06/15/13	1,000,000	951,974
Weatherford Int'l. Ltd.	BBB+	5.15 - 5.50	03/15/13 - 02/15/16	1,000,000	980,839
Other Securities				3,200,000	3,159,888
					8,992,265

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2008 (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES: (Continued)
FINANCIAL (13.8%)
American Express Credit Corp.	A+	5.88%	05/02/13	$1,000,000	$994,176
First Tennessee Bank	BBB+ to A-	2.77 - 5.75	12/01/08 - 05/18/09	1,125,000	1,084,072
Fosters Finance Corp.†	BBB	4.88 - 6.88	06/15/11 - 10/01/14	1,000,000	1,011,443
Harley-Davidson Funding†	A	3.63 - 5.25	12/15/08 - 12/15/12	1,400,000	1,366,319
HCP, Inc.	BBB	4.88 - 5.65	09/15/10 - 12/15/13	1,000,000	937,021
KeyCorp	A-	6.50	05/14/13	1,050,000	937,502
Kimco Realty Corp.	A-	6.00	11/30/12	1,000,000	973,600
Nationwide Health Pptys., Inc.	BBB-	6.50 - 7.60	07/15/11 - 11/20/28	850,000	893,636
Textron Financial Corp.	A-	5.13 - 5.40	02/03/11 - 04/28/13	1,250,000	1,244,909
Travelers Cos., Inc.	A-	5.38	06/15/12	1,000,000	1,003,388
Zions Bancorporation	BBB	5.65	05/15/14	1,000,000	856,427
Other Securities				15,225,000	14,352,724
					25,655,217
HEALTHCARE (3.7%)
Cardinal Health, Inc.	BBB+	5.50	06/15/13	1,000,000	997,779
McKesson Corp.	BBB	7.75	02/01/12	1,000,000	1,073,116
UnitedHealth Group, Inc.	A-	5.25 - 5.50	03/15/11 - 11/15/12	1,000,000	984,844
Other Securities				3,875,000	3,812,949
					6,868,688
INDUSTRIAL (6.4%)
Acuity Brands, Inc.	BBB-	8.38	08/01/10	1,000,000	1,061,090
Canadian Pacific Railway Co.	BBB	5.75	05/15/13	1,000,000	994,235
CSX Corp.	BBB-	5.30 - 6.25	02/15/14 - 04/01/15	1,000,000	980,557
Dun & Bradstreet Corp.	A-	5.50 - 6.00	03/15/11 - 04/01/13	1,500,000	1,498,005
Union Pacific Corp.	BBB	4.88 - 6.13	01/15/12 - 01/15/15	1,000,000	989,947
Other Securities				6,550,000	6,328,390
					11,852,224
TECHNOLOGY (1.5%)
Arrow Electronics, Inc.	BBB-	6.88	07/01/13	750,000	765,980
Xerox Corp.	BBB	6.88	08/15/11	1,000,000	1,036,323
Other Securities				950,000	955,518
					2,757,821
TELECOMMUNICATIONS (0.1%)
Other Securities				250,000	241,250
UTILITIES (2.9%)
AGL Capital Corp.	BBB+	6.38 - 7.13	01/14/11 - 07/15/16	1,500,000	1,547,235
Exelon Generation Co. LLC	BBB+	5.35	01/15/14	1,000,000	958,954
Other Securities				2,985,000	2,955,755
					5,461,944
TOTAL LONG-TERM DEBT SECURITIES (Cost: $183,082,139) 98.4%					$183,196,297

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2008 (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.5%)
Baker Hughes, Inc.	A-1	2.50%	07/01/08	$900,000	$900,000
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $900,000) 0.5%					900,000
TEMPORARY CASH INVESTMENTS** (Cost: $11,000) 0.0% (1)					11,000
TOTAL INVESTMENTS (Cost: $183,993,139) 98.9%					184,107,297
OTHER NET ASSETS 1.1%					2,083,388
NET ASSETS 100.0%					$186,190,685

Abbreviations:	FFCB = Federal Farm Credit Bank FHLB = Federal Home Loan Bank FHLMC = Federal Home Loan Mortgage Corporation FNMA = Federal National Mortgage Association

*  Ratings as per Standard & Poors Corporation.

**  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2008 was 1.91%.

†  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate value of these securities was $5,577,577, or 3.0% of the Fund's net assets.

(1)  Percentage is less than 0.05%

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2008 (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (6.7%)
U.S. Treasury Strip	AAA	0.00%	02/15/18 - 11/15/25	$54,000,000	$26,778,868
U.S. GOVERNMENT AGENCIES (38.1%)
MORTGAGE-BACKED OBLIGATIONS (35.6%)
FHARM	AAA	5.26 - 5.45	02/01/36 - 05/01/37	7,272,595	7,340,264
FHLMC	AAA	4.00 - 6.00	10/01/18 - 04/01/37	15,509,408	15,683,199
FNMA	AAA	4.00 - 8.00	09/01/16 - 02/25/47	116,249,079	115,466,897
GNMA (1)	AAA	6.27 - 7.00	10/16/27 - 05/15/32	3,566,592	3,683,888
					142,174,248
NON-MORTGAGE-BACKED OBLIGATIONS (2.5%)
FHLMC	AAA	5.20	03/05/19	10,000,000	9,883,600
CORPORATE DEBT (53.0%)
BASIC MATERIALS (4.2%)
ARCO Chemical Co.	B	10.25	11/01/10	5,000,000	5,050,000
International Paper Co.	BBB	4.25	01/15/09	2,000,000	1,993,454
PolyOne Corp.	B+	7.50	12/15/15	3,750,000	3,318,750
Vulcan Materials Co.	A-	7.00	06/15/18	2,000,000	2,038,786
Worthington Industries, Inc.	BBB	6.70	12/01/09	2,000,000	2,050,078
Other Securities				2,500,000	2,448,747
					16,899,815
CONSUMER, CYCLICAL (10.7%)
Belo Corp.	BB	8.00	11/01/08	2,000,000	2,035,264
Comcast Cable Communications	BBB+	6.20	11/15/08	2,000,000	2,007,324
Cox Communications, Inc.	BBB-	3.88	10/01/08	2,000,000	1,997,268
Fortune Brands, Inc.	BBB	4.88 - 5.38	12/01/13 - 01/15/16	2,400,000	2,258,484
Johnson Controls, Inc.	A-	4.88	09/15/13	2,500,000	2,503,748
Kellwood Co.	NR	7.88	07/15/09	4,000,000	3,760,000
Newell Rubbermaid, Inc.	BBB+	4.63	12/15/09	2,500,000	2,481,473
RadioShack Corp.	BB	7.38	05/15/11	2,000,000	2,020,000
Target Corp.	A+	5.38	06/15/09	3,250,000	3,317,867
Other Securities				21,845,170	20,234,831
					42,616,259
CONSUMER, NON-CYCLICAL (3.1%)
CVS Caremark Corp.	BBB+	6.13	08/15/16	2,000,000	2,016,994
PepsiAmericas, Inc.	A	6.38	05/01/09	2,000,000	2,048,208
Sara Lee Corp.	BBB+	6.25	09/15/11	2,000,000	2,047,618
Other Securities				6,500,000	6,228,544
					12,341,364
ENERGY (5.6%)
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	2,000,000	2,031,032
Noble Corp.	A-	7.50	03/15/19	2,000,000	2,302,534
Premco Refining Group	BBB	7.50	06/15/15	2,000,000	2,063,356
Seariver Maritime, Inc.	AAA	0.00	09/01/12	10,000,000	8,233,560
Other Securities				8,000,000	7,627,731
					22,258,213

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2008 (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES: (Continued)
FINANCIAL (17.5%)
Berkley (W.R.) Corp.	BBB+	8.70%	01/01/22	$5,000,000	$5,710,530
Capital One Bank	A-	5.75	09/15/10	2,000,000	1,992,936
Corporate Ppty. Investors†	A-	7.88	03/15/16	5,000,000	5,398,085
Fairfax Financial Hldgs.	BB	8.25	10/01/15	2,500,000	2,403,125
First Horizon National Corp.	BBB	4.50	05/15/13	5,000,000	4,016,075
Ford Motor Credit Co. LLC	B	7.38	10/28/09	3,000,000	2,732,337
Fosters Finance Corp.†	BBB	6.88	06/15/11	2,000,000	2,123,054
GMAC LLC	B+	0.00	12/01/12	10,000,000	4,009,940
HCP, Inc.	BBB	4.88 - 5.65	09/15/10 - 12/15/13	4,000,000	3,748,084
Health Care REIT, Inc.	BBB-	8.00	09/12/12	2,000,000	2,015,106
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	2,000,000	2,058,058
Nationwide Health Pptys., Inc.	BBB-	6.50	07/15/11	2,000,000	2,025,380
SLM Corp.	BBB-	4.00	01/15/09	2,250,000	2,222,307
Other Securities				30,742,961	29,510,711
					69,965,728
HEALTHCARE (2.9%)
Allergan, Inc.	A	5.75	04/01/16	2,000,000	2,007,358
Other Securities				9,500,000	9,520,088
					11,527,446
INDUSTRIAL (4.0%)
Ryder System, Inc.	BBB+	6.00	03/01/13	2,000,000	2,002,188
Steelcase, Inc.	BBB-	6.50	08/15/11	2,000,000	2,028,044
Other Securities				12,250,000	11,864,539
					15,894,771
TECHNOLOGY (1.2%)
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	2,000,000	2,006,236
Cisco Systems, Inc.	A+	5.25	02/22/11	2,000,000	2,059,178
Other Securities				500,000	518,162
					4,583,576
TELECOMMUNICATIONS (1.0%)
Alltel Corp.	B-	7.00	03/15/16	2,000,000	2,020,000
Other Securities				2,000,000	1,930,000
					3,950,000
UTILITIES (2.8%)
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	2,000,000	2,016,830
Progress Energy, Inc.	A-	5.25	12/15/15	2,000,000	2,006,296
Virginia Electric & Power Co.	A-	4.50	12/15/10	2,000,000	2,010,552
Other Securities				5,250,000	5,124,096
					11,157,774
SOVEREIGN DEBT (1.1%)
Sri Lanka AID	NR	6.59	09/15/28	4,000,000	4,323,240
TOTAL LONG-TERM DEBT SECURITIES (Cost: $402,060,653) 98.9%					$394,354,902

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2008 (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.6%)
Baker Hughes, Inc.	A-1	2.50%	07/01/08	$2,400,000	$2,400,000
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,400,000) 0.6%					2,400,000
TEMPORARY CASH INVESTMENTS** (Cost: $88,700) 0.0% (2)					88,700
TOTAL INVESTMENTS (Cost: $404,549,353) 99.5%					396,843,602
OTHER NET ASSETS 0.5%					2,142,237
NET ASSETS 100.0%					$398,985,839

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
NR = Not Rated

*  Ratings as per Standard & Poors Corporation.

**  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2008 was 1.91%.

†  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate value of these securities was $10,453,719, or 2.6% of the Fund's net assets.

(1)  U.S. Government guaranteed security.

(2)  Percentage is less than 0.05%

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2008

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund	Mid-Cap Equity Index Fund	International Fund
ASSETS:
Investments at market value (Cost: Equity Index Fund — $627,413,402 All America Fund — $315,120,771 Small Cap Value Fund — $217,543,435 Small Cap Growth Fund — $195,334,575 Mid Cap Value Fund — $41,133,601 Mid-Cap Equity Index Fund — $324,216,146 International Fund $8,109,199) Composite Fund — $194,363,404 Retirement Income Fund — $2,260,246 Retirement 2010 Fund — $5,472,032 Retirement 2015 Fund — $15,373,252 Retirement 2020 Fund — $15,448,247 Retirement 2025 Fund — $8,590,225 ) (Notes 1 and 3)	$708,807,350	$322,121,724	$196,703,360	$202,355,613	$41,183,534	$353,679,429	$7,456,708
Cash	6	16,690	252,575	261,588	99,711	26	513,925
Interest and dividends receivable	916,539	391,197	312,475	72,757	69,014	250,419	—
Receivable for securities sold	227,777	2,491,462	1,160,365	3,721,195	—	—	—
Receivable for daily variation margin on future contracts	18,280	7,975	—	—	—	—	—
TOTAL ASSETS	709,969,952	325,029,048	198,428,775	206,411,153	41,352,259	353,929,874	7,970,633
LIABILITIES:
Payable for securities purchased	683,545	3,196,941	6,420,858	8,149,038	1,690,554	62,436	251,079
NET ASSETS	$709,286,407	$321,832,107	$192,007,917	$198,262,115	$39,661,705	$353,867,438	$7,719,554
NUMBER OF SHARES OUTSTANDING (Note 4)	334,151,635	194,929,306	198,936,288	201,468,301	35,001,593	243,920,522	9,077,237
NET ASSET VALUES, offering and redemption price per share	$2.12	$1.65	$0.97	$0.98	$1.13	$1.45	$0.85
COMPONENTS OF NET ASSETS:
Paid-in capital	$620,565,991	$303,911,739	$225,089,197	$199,958,241	$39,445,739	$313,489,780	$8,373,623
Accumulated undistributed net investment income (loss)	7,158,112	6,186,243	915,647	(344,971)	315,857	2,893,027	(1,578)
Accumulated undistributed net realized gain(loss) on investments and futures contracts	781,306	4,999,097	(13,156,852)	(8,372,193)	(149,824)	9,635,848	—
Net unrealized appreciation (depreciation) of investments and futures contracts	80,780,998	6,735,028	(20,840,075)	7,021,038	49,933	27,848,783	(652,491)
NET ASSETS	$709,286,407	$321,832,107	$192,007,917	$198,262,115	$39,661,705	$353,867,438	$7,719,554

The accompanying notes are an integral part of these financial statements.

	Composite Fund	Retirement Income Fund	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund
ASSETS:
Investments at market value (Cost: Equity Index Fund — $627,413,402 All America Fund — $315,120,771 Small Cap Value Fund — $217,543,435 Small Cap Growth Fund — $195,334,575 Mid Cap Value Fund — $41,133,601 Mid-Cap Equity Index Fund — $324,216,146 International Fund $8,109,199) Composite Fund — $194,363,404 Retirement Income Fund — $2,260,246 Retirement 2010 Fund — $5,472,032 Retirement 2015 Fund — $15,373,252 Retirement 2020 Fund — $15,448,247 Retirement 2025 Fund — $8,590,225 ) (Notes 1 and 3)	$196,178,937	$2,235,352	$5,315,177	$14,702,112	$14,680,661	$8,188,353
Cash	12,726	—	—	—	—	—
Interest and dividends receivable	875,543	—	—	—	—	—
Receivable for securities sold	1,143,223	—	—	—	—	—
Receivable for daily variation margin on future contracts	—	—	—	—	—	—
TOTAL ASSETS	198,210,429	2,235,352	5,315,177	14,702,112	14,680,661	8,188,353
LIABILITIES:
Payable for securities purchased	5,556,516	—	—	—	—	—
NET ASSETS	$192,653,913	$2,235,352	$5,315,177	$14,702,112	$14,680,661	$8,188,353
NUMBER OF SHARES OUTSTANDING (Note 4)	127,877,836	2,373,362	5,880,199	16,723,118	17,114,337	9,597,598
NET ASSET VALUES, offering and redemption price per share	$1.51	$0.94	$0.90	$0.88	$0.86	$0.85
COMPONENTS OF NET ASSETS:
Paid-in capital	$215,573,095	$2,305,675	$5,522,280	$15,428,539	$15,477,885	$8,617,236
Accumulated undistributed net investment income (loss)	7,435,600	(391)	(586)	(2,674)	(2,541)	(1,372)
Accumulated undistributed net realized gain(loss) on investments and futures contracts	(32,170,315)	(45,038)	(49,662)	(52,613)	(27,097)	(25,639)
Net unrealized appreciation (depreciation) of investments and futures contracts	1,815,533	(24,894)	(156,855)	(671,140)	(767,586)	(401,872)
NET ASSETS	$192,653,913	$2,235,352	$5,315,177	$14,702,112	$14,680,661	$8,188,353

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2008

	2030 Retirement Fund	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund
ASSETS:
Investments at market value (Cost: Retirement 2030 Fund — $7,391,979 Retirement 2035 Fund — $5,689,790 Retirement 2040 Fund — $3,799,300 Retirement 2045 Fund — $3,858,124) Conservative Allocation Fund — $24,419,512 Moderate Allocation Fund — $104,578,142 Aggressive Allocation Fund — $106,307,682 Money Market Fund — $205,375,458 Mid-Term Bond Fund — $183,993,139 Bond Fund — $404,549,353) (Notes 1 and 3)	$6,970,434	$5,356,401	$3,594,338	$3,669,445	$23,982,827
Cash	—	—	—	—	—
Interest and dividends receivable	—	—	—	—	—
Receivable for securities sold	—	—	—	—	—
Receivable for daily variation margin on future contracts	—	—	—	—	—
TOTAL ASSETS	6,970,434	5,356,401	3,594,338	3,669,445	23,982,827
LIABILITIES:
Payable for securities purchased	—	—	—	—	—
NET ASSETS	$6,970,434	$5,356,401	$3,594,338	$3,669,445	$23,982,827
NUMBER OF SHARES OUTSTANDING (Note 4)	8,210,933	6,329,205	4,297,472	4,419,181	23,662,484
NET ASSET VALUES, offering and redemption price per share	$0.85	$0.85	$0.84	$0.83	$1.01
COMPONENTS OF NET ASSETS:
Paid-in capital	$7,414,927	$5,711,089	$3,807,735	$3,863,352	$24,412,344
Accumulated undistributed net investment income (loss)	(1,195)	(898)	(586)	(550)	—
Accumulated undistributed net realized gain(loss) on investments and futures contracts	(21,753)	(20,401)	(7,849)	(4,678)	7,168
Net unrealized appreciation (depreciation) of investments and futures contracts	(421,545)	(333,389)	(204,962)	(188,679)	(436,685)
NET ASSETS	$6,970,434	$5,356,401	$3,594,338	$3,669,445	$23,982,827

The accompanying notes are an integral part of these financial statements.

	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
ASSETS:
Investments at market value (Cost: Retirement 2030 Fund — $7,391,979 Retirement 2035 Fund — $5,689,790 Retirement 2040 Fund — $3,799,300 Retirement 2045 Fund — $3,858,124) Conservative Allocation Fund — $24,419,512 Moderate Allocation Fund — $104,578,142 Aggressive Allocation Fund — $106,307,682 Money Market Fund — $205,375,458 Mid-Term Bond Fund — $183,993,139 Bond Fund — $404,549,353) (Notes 1 and 3)	$101,300,727	$99,423,455	$205,382,263	$184,107,297	$396,843,602
Cash	—	—	5,074	95	26
Interest and dividends receivable	—	—	—	2,089,120	3,937,966
Receivable for securities sold	—	—	—	1,068,821	135,509
Receivable for daily variation margin on future contracts	—	—	—	—	—
TOTAL ASSETS	101,300,727	99,423,455	205,387,337	187,265,333	400,917,103
LIABILITIES:
Payable for securities purchased	—	—	—	1,074,648	1,931,264
NET ASSETS	$101,300,727	$99,423,455	$205,387,337	$186,190,685	$398,985,839
NUMBER OF SHARES OUTSTANDING (Note 4)	92,648,302	85,900,781	166,875,057	191,062,741	312,600,656
NET ASSET VALUES, offering and redemption price per share	$1.09	$1.16	$1.23	$0.97	$1.28
COMPONENTS OF NET ASSETS:
Paid-in capital	$104,625,994	$106,283,355	$201,613,756	$184,251,745	$422,514,308
Accumulated undistributed net investment income (loss)	—	—	3,763,209	3,336,328	9,788,813
Accumulated undistributed net realized gain(loss) on investments and futures contracts	(47,852)	24,327	3,567	(1,511,546)	(25,611,531)
Net unrealized appreciation (depreciation) of investments and futures contracts	(3,277,415)	(6,884,227)	6,805	114,158	(7,705,751)
NET ASSETS	$101,300,727	$99,423,455	$205,387,337	$186,190,685	$398,985,839

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2008

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund	Mid-Cap Equity Index Fund	International Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$7,615,156	$2,974,855	$1,650,728	$428,519	$353,119	$2,460,239	$810
Interest	284,192	172,843	172,642	129,865	27,855	262,473	—
Total income	7,899,348	3,147,698	1,823,370	558,384	380,974	2,722,712	810
EXPENSES:
Investment advisory fees (Note 2)	280,328	687,055	738,911	736,385	105,920	131,111	1,991
Accounting and recordkeeping expenses	165,119	78,307	44,783	44,219	7,535	82,938	378
Shareholders reports	34,137	16,190	9,259	9,142	1,558	17,147	78
Custodian expenses	14,268	41,319	9,542	9,679	4,644	13,193	—
Independent directors' fees and expenses	9,607	9,784	9,762	9,668	8,406	10,193	3,018
Audit	31,162	14,779	8,452	8,345	1,422	15,653	71
Legal and Compliance	69,297	32,864	18,794	18,558	3,162	34,807	159
Administrative	130,149	61,723	35,299	34,854	5,940	65,373	298
Licenses	28,987	13,747	7,862	7,763	1,323	14,560	66
Other	92,396	43,817	25,059	24,742	4,217	46,410	212
Total Expenses	855,450	999,585	907,723	903,355	144,127	431,385	6,271
Net Investment Income (Loss)	7,043,898	2,148,113	915,647	(344,971)	236,847	2,291,327	(5,461)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain(loss) on investments and futures contracts:
Net realized gain(loss) on investments	3,659,889	2,397,195	(10,714,653)	(11,652,021)	144,091	8,986,304	—
Net realized gain(loss) on futures contracts	(2,363,716)	(1,259,059)	—	—	—	(993,299)	—
	1,296,173	1,138,136	(10,714,653)	(11,652,021)	144,091	7,993,005	—
Net unrealized appreciation (depreciation) of investments and futures contracts:
Net unrealized appreciation(depreciation) of investments	(105,053,796)	(45,274,575)	(9,542,845)	(8,542,108)	(2,717,751)	(24,602,149)	(560,008)
Net unrealized appreciation(depreciation) of future contracts	(773,700)	(267,650)	—	—	—	(1,780,500)	—
	(105,827,496)	(45,542,225)	(9,542,845)	(8,542,108)	(2,717,751)	(26,382,649)	(560,008)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	(104,531,323)	(44,404,089)	(20,257,498)	(20,194,129)	(2,573,660)	(18,389,644)	(560,008)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(97,487,425)	$(42,255,976)	$(19,341,851)	$(20,539,100)	$(2,336,813)	$(16,098,317)	$(565,469)

(a)  The Retirement Funds incur no operating expenses other than those included in each of the underlying funds in which they invest. The Allocation Funds incur no advisory or operating expenses other than those included in each of the underlying funds in which they invest.

The accompanying notes are an integral part of these financial statements.

	Composite Fund	Retirement Income Fund	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$902,758	$—	$—	$—	$—	$—
Interest	2,614,370	—	—	—	—	—
Total income	3,517,128	—	—	—	—	—
EXPENSES:
Investment advisory fees (Note 2)	407,217	454	928	2,674	2,541	1,372
Accounting and recordkeeping expenses	44,073	— (a)	— (a)	— (a)	— (a)	— (a)
Shareholders reports	9,112	—	—	—	—	—
Custodian expenses	18,569	—	—	—	—	—
Independent directors' fees and expenses	9,291	—	—	—	—	—
Audit	8,318	—	—	—	—	—
Legal and Compliance	18,496	—	—	—	—	—
Administrative	34,739	—	—	—	—	—
Licenses	7,737	—	—	—	—	—
Other	24,661	—	—	—	—	—
Total Expenses	582,213	454	928	2,674	2,541	1,372
Net Investment Income (Loss)	2,934,915	(454)	(928)	(2,674)	(2,541)	(1,372)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain(loss) on investments and futures contracts:
Net realized gain(loss) on investments	(1,450,185)	(45,103)	(47,896)	(52,073)	(25,886)	(25,577)
Net realized gain(loss) on futures contracts	—	—	—	—	—	—
	(1,450,185)	(45,103)	(47,896)	(52,073)	(25,886)	(25,577)
Net unrealized appreciation (depreciation) of investments and futures contracts:
Net unrealized appreciation(depreciation) of investments	(14,465,542)	12,600	(76,012)	(416,613)	(540,575)	(313,369)
Net unrealized appreciation(depreciation) of future contracts	—	—	—	—	—	—
	(14,465,542)	12,600	(76,012)	(416,613)	(540,575)	(313,369)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	(15,915,727)	(32,503)	(123,908)	(468,686)	(566,461)	(338,946)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,980,812)	$(32,957)	$(124,836)	$(471,360)	$(569,002)	$(340,318)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
For the Six Months Ended June 30, 2008

	2030 Retirement Fund	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$—	$—	$—	$—	$—
Interest	—	—	—	—	—
Total income	—	—	—	—	—
EXPENSES:
Investment advisory fees (Note 2)	1,195	898	586	550	— (a)
Accounting and recordkeeping expenses	— (a)	— (a)	— (a)	— (a)	—
Shareholders reports	—	—	—	—	—
Custodian expenses	—	—	—	—	—
Independent directors' fees and expenses	—	—	—	—	—
Audit	—	—	—	—	—
Legal and Compliance	—	—	—	—	—
Administrative	—	—	—	—	—
Licenses	—	—	—	—	—
Other	—	—	—	—	—
Total Expenses	1,195	898	586	550	—
Net investment income (Loss)	(1,195)	(898)	(586)	(550)	—
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain(loss) on investments and future contracts:
Net realized gain(loss) on investments	(22,017)	(20,296)	(7,849)	(4,585)	92,008
Net realized gain(loss) on future contracts	—	—	—	—	—
	(22,017)	(20,296)	(7,849)	(4,585)	92,008
Net unrealized appreciation (depreciation) of investments and futures contracts:
Net unrealized appreciation(depreciation) of investments	(306,657)	(245,068)	(150,625)	(149,439)	(561,980)
Net unrealized appreciation(depreciation) of future contracts	—	—	—	—	—
	(306,657)	(245,068)	(150,625)	(149,439)	(561,980)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS:	(328,674)	(265,364)	(158,474)	(154,024)	(469,972)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(329,869)	$(266,262)	$(159,060)	$(154,574)	$(469,972)

(a)  The Retirement Funds incur no operating expenses other than those included in each of the underlying funds in which they invest. The Allocation Funds incur no advisory or operating expenses other than those included in each of the underlying funds in which they invest.

The accompanying notes are an integral part of these financial statements.

	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$—	$—	$—	$—	$—
Interest	—	—	3,996,152	3,685,664	10,666,753
Total income	—	—	3,996,152	3,685,664	10,666,753
EXPENSES:
Investment advisory fees (Note 2)	— (a)	— (a)	194,813	322,373	787,021
Accounting and recordkeeping expenses	—	—	61,958	25,214	79,037
Shareholders reports	—	—	12,810	5,213	16,340
Custodian expenses	—	—	12,872	6,388	10,209
Independent directors' fees and expenses	—	—	10,205	6,727	8,623
Audit	—	—	11,693	4,759	14,916
Legal and Compliance	—	—	26,002	10,582	33,170
Administrative	—	—	48,836	19,874	62,298
Licenses	—	—	10,877	4,426	13,875
Other	—	—	34,670	14,107	44,226
Total Expenses	—	—	424,736	419,663	1,069,715
Net investment income (Loss)	—	—	3,571,416	3,266,001	9,597,038
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain(loss) on investments and future contracts:
Net realized gain(loss) on investments	184,358	113,056	10,320	141,253	96,093
Net realized gain(loss) on future contracts	—	—	—	—	—
	184,358	113,056	10,320	141,253	96,093
Net unrealized appreciation (depreciation) of investments and futures contracts:
Net unrealized appreciation(depreciation) of investments	(4,503,079)	(7,178,963)	9,009	(2,212,411)	(6,406,962)
Net unrealized appreciation(depreciation) of future contracts	—	—	—	—	—
	(4,503,079)	(7,178,963)	9,009	(2,212,411)	(6,406,962)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS:	(4,318,721)	(7,065,907)	19,329	(2,071,158)	(6,310,869)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,318,721)	$(7,065,907)	$3,590,745	$1,194,843	$3,286,169

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Equity Index Fund		All America Fund		Small Cap Value Fund
	For the Six Months Ended June 30, 2008	For the Year Ended December 31, 2007	For the Six Months Ended June 30, 2008	For the Year Ended December 31, 2007	For the Six Months Ended June 30, 2008	For the Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$7,043,898	$14,977,836	$2,148,113	$5,423,668	$915,647	$2,371,848
Net realized gain (loss) on investments and futures contracts	1,296,173	15,747,647	1,138,136	43,912,978	(10,714,653)	16,521,416
Unrealized appreciation (depreciation) of investments and futures contracts	(105,827,496)	10,895,770	(45,542,225)	(31,001,640)	(9,542,845)	(27,094,797)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(97,487,425)	41,621,253	(42,255,976)	18,335,006	(19,341,851)	(8,201,533)
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	(14,916,022)	—	(5,660,927)	—	(2,331,219)
From capital gains	—	(13,667,824)	—	(37,949,306)	—	(20,476,164)
Total distributions	—	(28,583,846)	—	(43,610,233)	—	(22,807,383)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	41,842,785	53,592,664	1,553,135	3,554,696	8,249,699	10,624,963
Dividends reinvested	—	28,583,846	—	43,610,233	—	22,807,383
Cost of shares redeemed	(51,485,486)	(90,294,716)	(26,471,449)	(56,350,185)	(11,488,899)	(34,080,567)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	(9,642,701)	(8,118,206)	(24,918,314)	(9,185,256)	(3,239,200)	(648,221)
INCREASE (DECREASE) IN NET ASSETS	(107,130,126)	4,919,201	(67,174,290)	(34,460,483)	(22,581,051)	(31,657,137)
NET ASSETS, BEGINNING OF PERIOD	816,416,533	811,497,332	389,006,397	423,466,880	214,588,968	246,246,105
NET ASSETS, END OF PERIOD	$709,286,407	$816,416,533	$321,832,107	$389,006,397	$192,007,917	$214,588,968
OTHER INFORMATION:
Shares outstanding at the beginning of period	338,454,776	341,581,939	209,312,795	211,396,296	202,162,033	199,327,799
Shares sold	18,695,457	21,547,757	913,789	1,713,879	8,333,873	8,414,630
Shares issued as reinvestment of dividends	—	11,842,463	—	23,171,866	—	21,286,440
Shares redeemed	(22,998,598)	(36,517,383)	(15,297,278)	(26,969,246)	(11,559,618)	(26,866,836)
Net increase (decrease)	(4,303,141)	(3,127,163)	(14,383,489)	(2,083,501)	(3,225,745)	2,834,234
Shares outstanding at the end of period	334,151,635	338,454,776	194,929,306	209,312,795	198,936,288	202,162,033

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund		Mid Cap Value Fund		Mid-Cap Equity Index Fund
	For the Six Months Ended June 30, 2008	For the Year Ended December 31, 2007	For the Six Months Ended June 30, 2008	For the Year Ended December 31, 2007	For the Six Months Ended June 30, 2008	For the Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(344,971)	$(597,383)	$236,847	$680,602	$2,291,327	$5,935,307
Net realized gain (loss) on investments and futures contracts	(11,652,021)	29,450,391	144,091	(364,278)	7,993,005	30,662,175
Unrealized appreciation (depreciation) of investments and futures contracts	(8,542,108)	(18,368,005)	(2,717,751)	(389,368)	(26,382,649)	(8,825,234)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(20,539,100)	10,485,003	(2,336,813)	(73,044)	(16,098,317)	27,772,248
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	—	—	(538,793)	—	(5,805,833)
From capital gains	—	(28,824,855)	—	(152,212)	—	(32,620,973)
Total distributions	—	(28,824,855)	—	(691,005)	—	(38,426,806)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	7,390,620	12,131,672	4,070,977	18,440,535	21,856,201	48,973,638
Dividends reinvested	—	28,824,855	—	691,005	—	38,426,806
Cost of shares redeemed	(11,198,890)	(23,535,716)	(1,819,833)	(11,767,508)	(31,042,710)	(54,583,949)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	(3,808,270)	17,420,811	2,251,144	7,364,032	(9,186,509)	32,816,495
INCREASE (DECREASE) IN NET ASSETS	(24,347,370)	(919,041)	(85,669)	6,599,983	(25,284,826)	22,161,937
NET ASSETS, BEGINNING OF PERIOD	222,609,485	223,528,526	39,747,374	33,147,391	379,152,264	356,990,327
NET ASSETS, END OF PERIOD	$198,262,115	$222,609,485	$39,661,705	$39,747,374	$353,867,438	$379,152,264
OTHER INFORMATION:
Shares outstanding at the beginning of period	205,238,978	188,200,676	33,151,708	27,416,448	250,758,420	229,128,404
Shares sold	7,609,519	9,826,407	3,448,635	14,446,139	15,004,203	29,270,796
Shares issued as reinvestment of dividends	—	26,195,977	—	574,103	—	25,024,133
Shares redeemed	(11,380,196)	(18,984,082)	(1,598,750)	(9,284,982)	(21,842,101)	(32,664,913)
Net increase (decrease)	(3,770,677)	17,038,302	1,849,885	5,735,260	(6,837,898)	21,630,016
Shares outstanding at the end of period	201,468,301	205,238,978	35,001,593	33,151,708	243,920,522	250,758,420

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	International Fund		Composite Fund		Retirement Income Fund
	For the Six Months Ended June 30, 2008	For the Period Ended December 31, 2007(a)	For the Six Months Ended June 30, 2008	For the Year Ended December 31, 2007	For the Six Months Ended June 30, 2008	For the Period Ended December 31, 2007(a)
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(5,461)	$53,022	$2,934,915	$6,139,341	$(454)	$35,126
Net realized gain (loss) on investments and futures contracts	—	—	(1,450,185)	9,595,580	(45,103)	6,806
Unrealized appreciation (depreciation) of investments and futures contracts	(560,008)	(92,484)	(14,465,542)	(1,192,668)	12,600	(37,494)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(565,469)	(39,462)	(12,980,812)	14,542,253	(32,957)	4,438
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	(46,903)	—	(6,351,470)	—	(35,171)
From capital gains	—	(2,235)	—	—	—	(6,633)
Total distributions	—	(49,138)	—	(6,351,470)	—	(41,804)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	6,037,087	3,690,570	1,502,126	4,356,484	2,454,711	1,058,787
Dividends reinvested	—	49,138	—	6,351,470	—	41,804
Cost of shares redeemed	(379,151)	(1,024,021)	(15,443,641)	(28,668,469)	(1,174,147)	(75,480)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	5,657,936	2,715,687	(13,941,515)	(17,960,515)	1,280,564	1,025,111
INCREASE (DECREASE) IN NET ASSETS	5,092,467	2,627,087	(26,922,327)	(9,769,732)	1,247,607	987,745
NET ASSETS, BEGINNING OF PERIOD	2,627,087	—	219,576,240	229,345,972	987,745	—
NET ASSETS, END OF PERIOD	$7,719,554	$2,627,087	$192,653,913	$219,576,240	$2,235,352	$987,745
OTHER INFORMATION:
Shares outstanding at the beginning of period	2,757,713	—	136,856,122	148,173,743	1,030,628	—
Shares sold	6,751,038	3,743,251	933,586	2,648,337	2,575,391	1,062,583
Shares issued as reinvestment of dividends	—	51,581	—	3,977,871	—	43,619
Shares redeemed	(431,514)	(1,037,119)	(9,911,872)	(17,943,829)	(1,232,657)	(75,574)
Net increase (decrease)	6,319,524	2,757,713	(8,978,286)	(11,317,621)	1,342,734	1,030,628
Shares outstanding at the end of period	9,077,237	2,757,713	127,877,836	136,856,122	2,373,362	1,030,628

(a)  For the period November 5, 2007 (commencement of operations) to December 31, 2007.

The accompanying notes are an integral part of these financial statements.

	2010 Retirement Fund		2015 Retirement Fund		2020 Retirement Fund
	For the Six Months Ended June 30, 2008	For the Period Ended December 31, 2007(a)	For the Six Months Ended June 30, 2008	For the Period Ended December 31, 2007(a)	For the Six Months Ended June 30, 2008	For the Period Ended December 31, 2007(a)
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(928)	$53,665	$(2,674)	$152,845	$(2,541)	$125,372
Net realized gain (loss) on investments and futures contracts	(47,896)	23,783	(52,073)	105,533	(25,886)	109,561
Unrealized appreciation (depreciation) of investments and futures contracts	(76,012)	(80,843)	(416,613)	(254,527)	(540,575)	(227,011)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(124,836)	(3,395)	(471,360)	3,851	(569,002)	7,922
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	(53,725)	—	(153,023)	—	(125,523)
From capital gains	—	(25,147)	—	(105,924)	—	(110,978)
Total distributions	—	(78,872)	—	(258,947)	—	(236,501)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	4,579,828	2,093,936	10,378,630	5,589,450	10,616,982	5,053,600
Dividends reinvested	—	78,872	—	258,947	—	236,501
Cost of shares redeemed	(896,924)	(333,432)	(702,244)	(96,215)	(369,935)	(58,906)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	3,682,904	1,839,376	9,676,386	5,752,182	10,247,047	5,231,195
INCREASE (DECREASE) IN NET ASSETS	3,558,068	1,757,109	9,205,026	5,497,086	9,678,045	5,002,616
NET ASSETS, BEGINNING OF PERIOD	1,757,109	—	5,497,086	—	5,002,616	—
NET ASSETS, END OF PERIOD	$5,315,177	$1,757,109	$14,702,112	$5,497,086	$14,680,661	$5,002,616
OTHER INFORMATION:
Shares outstanding at the beginning of period	1,875,582	—	5,945,342	—	5,473,155	—
Shares sold	4,992,512	2,134,764	11,567,079	5,764,705	12,062,339	5,276,498
Shares issued as reinvestment of dividends	—	84,190	—	280,063	—	258,748
Shares redeemed	(987,895)	(343,372)	(789,303)	(99,426)	(421,157)	(62,091)
Net increase (decrease)	4,004,617	1,875,582	10,777,776	5,945,342	11,641,182	5,473,155
Shares outstanding at the end of period	5,880,199	1,875,582	16,723,118	5,945,342	17,114,337	5,473,155

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	2025 Retirement Fund		2030 Retirement Fund		2035 Retirement Fund
	For the Six Months Ended June 30, 2008	For the Period Ended December 31, 2007(a)	For the Six Months Ended June 30, 2008	For the Period Ended December 31, 2007(a)	For the Six Months Ended June 30, 2008	For the Period Ended December 31, 2007(a)
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(1,372)	$43,619	$(1,195)	$46,998	$(898)	$29,973
Net realized gain (loss) on investments and futures contracts	(25,577)	53,027	(22,017)	70,509	(20,296)	57,609
Unrealized appreciation (depreciation) of investments and futures contracts	(313,369)	(88,503)	(306,657)	(114,888)	(245,068)	(88,321)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(340,318)	8,143	(329,869)	2,619	(266,262)	(739)
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	(43,683)	—	(47,069)	—	(30,029)
From capital gains	—	(53,089)	—	(70,174)	—	(57,721)
Total distributions	—	(96,772)	—	(117,243)	—	(87,750)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	6,869,053	1,952,908	5,265,006	2,282,875	4,225,575	1,644,557
Dividends reinvested	—	96,772	—	117,243	—	87,750
Cost of shares redeemed	(296,185)	(5,248)	(212,085)	(38,112)	(238,009)	(8,721)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	6,572,868	2,044,432	5,052,921	2,362,006	3,987,566	1,723,586
INCREASE (DECREASE) IN NET ASSETS	6,232,550	1,955,803	4,723,052	2,247,382	3,721,304	1,635,097
NET ASSETS, BEGINNING OF PERIOD	1,955,803	—	2,247,382	—	1,635,097	—
NET ASSETS, END OF PERIOD	$8,188,353	$1,955,803	$6,970,434	$2,247,382	$5,356,401	$1,635,097
OTHER INFORMATION:
Shares outstanding at the beginning of period	2,127,707	—	2,447,208	—	1,772,798	—
Shares sold	7,806,801	2,027,865	6,010,040	2,357,889	4,832,222	1,686,611
Shares issued as reinvestment of dividends	—	105,278	—	127,668	—	95,140
Shares redeemed	(336,910)	(5,436)	(246,315)	(38,349)	(275,815)	(8,953)
Net increase (decrease)	7,469,891	2,127,707	5,763,725	2,447,208	4,556,407	1,772,798
Shares outstanding at the end of period	9,597,598	2,127,707	8,210,933	2,447,208	6,329,205	1,772,798

(a)  For the period November 5, 2007 (commencement of operations) to December 31, 2007.

The accompanying notes are an integral part of these financial statements.

	2040 Retirement Fund		2045 Retirement Fund
	For the Six Months Ended June 30, 2008	For the Period Ended December 31, 2007(a)	For the Six Months Ended June 30, 2008	For the Period Ended December 31, 2007(a)
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(586)	$16,867	$550	$11,757
Net realized gain (loss) on investments and futures contracts	(7,849)	36,695	(4,585)	27,329
Unrealized appreciation (depreciation) of investments and futures contracts	(150,625)	(54,337)	(149,439)	(39,240)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(159,060)	(775)	(154,574)	(154)
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	(16,898)	—	(11,770)
From capital gains	—	(36,833)	—	(27,409)
Total distributions	—	(53,731)	—	(39,179)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	2,891,934	975,633	3,196,927	719,828
Dividends reinvested	—	53,731	—	39,179
Cost of shares redeemed	(102,415)	(10,979)	(69,543)	(23,039)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	2,789,519	1,018,385	3,127,384	735,968
INCREASE (DECREASE) IN NET ASSETS	2,630,459	963,879	2,972,810	696,635
NET ASSETS, BEGINNING OF PERIOD	963,879	—	696,635	—
NET ASSETS, END OF PERIOD	$3,594,338	$963,879	$3,669,445	$696,635
OTHER INFORMATION:
Shares outstanding at the beginning of period	1,059,583	—	768,742	—
Shares sold	3,357,295	1,011,979	3,731,500	748,996
Shares issued as reinvestment of dividends	—	59,066	—	43,234
Shares redeemed	(119,406)	(11,462)	(81,061)	(23,488)
Net increase (decrease)	3,237,889	1,059,583	3,650,439	768,742
Shares outstanding at the end of period	4,297,472	1,059,583	4,419,181	768,742

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund
	For the Six Months Ended June 30, 2008	For the Year Ended December 31, 2007	For the Six Months Ended June 30, 2008	For the Year Ended December 31, 2007	For the Six Months Ended June 30, 2008	For the Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$—	$720,182	$—	$3,164,480	$—	$2,427,300
Net realized gain (loss) on investments and futures contracts	92,008	239,814	184,358	3,062,629	113,056	4,483,138
Unrealized appreciation (depreciation) of investments and futures contracts	(561,980)	35,853	(4,503,079)	(1,030,361)	(7,178,963)	(2,814,164)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(469,972)	995,849	(4,318,721)	5,196,748	(7,065,907)	4,096,274
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	(739,233)	—	(3,233,943)	—	(2,578,213	)(b)
From capital gains	—	(198,022)	—	(3,025,085)	—	(4,772,012)
Total distributions	—	(937,255)	—	(6,259,028)	—	(7,350,225)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	6,072,570	7,741,299	9,458,501	26,527,910	9,758,587	28,496,967
Dividends reinvested	—	937,255	—	6,259,028	—	7,350,225
Cost of shares redeemed	(1,362,297)	(2,025,549)	(5,661,004)	(6,217,556)	(4,119,198)	(4,365,065)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	4,710,273	6,653,005	3,797,497	26,569,382	5,639,389	31,482,127
INCREASE (DECREASE) IN NET ASSETS	4,240,301	6,711,599	(521,224)	25,507,102	(1,426,518)	28,228,176
NET ASSETS, BEGINNING OF PERIOD	19,742,526	13,030,927	101,821,951	76,314,849	100,849,973	72,621,797
NET ASSETS, END OF PERIOD	$23,982,827	$19,742,526	$101,300,727	$101,821,951	$99,423,455	$100,849,973
OTHER INFORMATION:
Shares outstanding at the beginning of period	19,088,294	12,771,880	89,251,267	66,772,504	81,179,525	57,189,062
Shares sold	5,899,983	7,334,683	8,474,681	22,225,365	8,188,779	21,350,176
Shares issued as reinvestment of dividends	—	905,708	—	5,484,316	—	5,913,189
Shares redeemed	(1,325,793)	(1,923,977)	(5,077,646)	(5,230,918)	(3,467,523)	(3,272,902)
Net increase (decrease)	4,574,190	6,316,414	3,397,035	22,478,763	4,721,256	23,990,463
Shares outstanding at the end of period	23,662,484	19,088,294	92,648,302	89,251,267	85,900,781	81,179,525

(b)  Includes $354,200 of tax return of capital distributions.

The accompanying notes are an integral part of these financial statements.

	Money Market Fund		Mid-Term Bond Fund		Bond Fund
	For the Six Months Ended June 30, 2008	For the Year Ended December 31, 2007	For the Six Months Ended June 30, 2008	For the Year Ended December 31, 2007	For the Six Months Ended June 30, 2008	For the Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$3,571,416	$13,358,971	$3,266,001	$4,733,793	$9,597,038	$17,610,012
Net realized gain (loss) on investments and futures contracts	10,320	1,629	141,253	(409,798)	96,093	1,411,716
Unrealized appreciation (depreciation) of investments and futures contracts	9,009	(1,863)	(2,212,411)	3,496,636	(6,406,962)	1,587,003
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,590,745	13,358,737	1,194,843	7,820,631	3,286,169	20,608,731
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	(13,426,365)	—	(4,707,232)	—	(18,599,999)
From capital gains	—	—	—	—	—	—
Total distributions	—	(13,426,365)	—	(4,707,232)	—	(18,599,999)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	33,453,190	155,572,427	74,926,417	21,007,091	39,515,305	54,103,838
Dividends reinvested	—	13,426,365	—	4,707,232	—	18,599,999
Cost of shares redeemed	(143,476,317)	(95,800,914)	(12,122,902)	(13,712,430)	(27,740,113)	(34,277,922)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	(110,023,127)	73,197,878	62,803,515	12,001,893	11,775,192	38,425,915
INCREASE (DECREASE) IN NET ASSETS	(106,432,382)	73,130,250	63,998,358	15,115,292	15,061,361	40,434,647
NET ASSETS, BEGINNING OF PERIOD	311,819,719	238,689,469	122,192,327	107,077,036	383,924,478	343,489,831
NET ASSETS, END OF PERIOD	$205,387,337	$311,819,719	$186,190,685	$122,192,328	$398,985,839	$383,924,478
OTHER INFORMATION:
Shares outstanding at the beginning of period	256,731,045	197,536,255	127,264,253	114,968,714	303,322,179	273,438,407
Shares sold	27,364,279	125,396,574	76,224,491	21,740,209	30,880,726	41,873,601
Shares issued as reinvestment of dividends	—	11,047,840	—	4,902,255	—	14,673,181
Shares redeemed	(117,220,267)	(77,249,624)	(12,426,003)	(14,346,925)	(21,602,249)	(26,663,010)
Net increase (decrease)	(89,855,988)	59,194,790	63,798,488	12,295,539	9,278,477	29,883,772
Shares outstanding at the end of period	166,875,057	256,731,045	191,062,741	127,264,253	312,600,656	303,322,179

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2008 and each of the five years ended December 31, (or since the Fund's inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	Equity Index Fund							All America Fund
	Six Months Ended June 30, 2008		Years Ended December 31,					Six Months Ended June 30, 2008		Years Ended December 31,
	(Unaudited)		2007	2006	2005	2004	2003	(Unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$2.41		$2.38	$2.14	$2.12	$1.95	$1.54	$1.86		$2.00	$1.94	$2.05	$2.12	$1.60
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.02		0.05	0.04	0.04	0.05	0.03	0.01		0.03	0.02	0.01	0.02	0.01
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.31)		0.07	0.30	0.06	0.17	0.41	(0.22)		0.06	0.28	0.06	0.15	0.52
Total From Investment Operations	(0.29)		0.12	0.34	0.10	0.22	0.44	(0.21)		0.09	0.30	0.07	0.17	0.53
Less Dividend Distributions: From Net Investment Income	0.00		(0.05)	(0.04)	(0.03)	(0.04)	(0.03)	0.00		(0.03)	(0.03)	(0.01)	(0.02)	(0.01)
From Capital Gains	0.00		(0.04)	(0.06)	(0.05)	(0.01)	—	0.00		(0.20)	(0.21)	(0.17)	(0.22)	—
Total Distributions	0.00		(0.09)	(0.10)	(0.08)	(0.05)	(0.03)	0.00		(0.23)	(0.24)	(0.18)	(0.24)	(0.01)
Net Asset Value, End of Period	$2.12		$2.41	$2.38	$2.14	$2.12	$1.95	$1.65		$1.86	$2.00	$1.94	$2.05	$2.12
Total Return (%)(b)	(12.00	)(c)	5.22	15.59	4.81	10.69	28.32	(11.16	)(c)	4.27	15.74	3.71	8.23	33.01
Net Assets, End of Period ($ millions)	709		816	811	726	722	618	322		389	423	407	458	492
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.88	(d)	1.82	1.85	1.76	1.91	1.65	1.25	(d)	1.30	1.36	1.17	1.16	0.84
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.23	(d)	0.20	0.17	0.24	0.22	0.21	0.58	(d)	0.55	0.52	0.64	0.62	0.61
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.23	(d)	0.20	0.14	0.13	0.13	0.13	0.58	(d)	0.55	0.49	0.50	0.50	0.50
Portfolio Turnover Rate (%)(a)	1.84	(c)	4.66	4.91	9.36	4.87	0.89	15.04	(c)	29.24	33.84	48.00	53.03	76.73

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement in certain years (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  For the period July 1, 2005 (commencement of operations) through December 31, 2005.

(f)  Excludes expenses of the underlying funds.

(g)  For the period May 20, 2003 (commencement of operations) through December 31, 2003.

(h)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

N/A = Not Applicable

The accompanying notes are an integral part of these financial statements.

	Small Cap Value Fund						Small Cap Growth Fund
	Six Months Ended June 30, 2008		Year Ended December 31,				Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)		2007	2006	2005(e)		(Unaudited)		2007	2006	2005(e)
Net Asset Value, Beginning of Period	$1.06		$1.24	$1.07	$1.00		$1.08		$1.19	$1.06	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.00		0.01	0.01	0.01		0.00		—	—	—
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.09)		(0.06)	0.18	0.07		(0.10)		0.05	0.16	0.06
Total From Investment Operations	(0.09)		(0.05)	0.19	0.08		(0.10)		0.05	0.16	0.06
Less Dividend Distributions: From Net Investment Income	0.00		(0.01)	(0.01)	(0.01)		0.00		—	—	—
From Capital Gains	0.00		(0.12)	(0.01)	—		0.00		(0.16)	(0.03)	—
Total Distributions	0.00		(0.13)	(0.02)	(0.01)		0.00		(0.16)	(0.03)	—
Net Asset Value, End of Period	$0.97		$1.06	$1.24	$1.07		$0.98		$1.08	$1.19	$1.06
Total Return (%)(b)	(9.07	)(c)	(3.99)	17.68	7.61	(c)	(9.27	)(c)	4.68	15.14	5.49	(c)
Net Assets, End of Period ($ millions)	192		215	246	34		198		223	224	24
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	0.93	(d)	0.96	1.42	1.19	(d)	(0.35	)(d)	(0.26)	(0.20)	0.00	(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.92	(d)	0.89	0.81	0.96	(d)	0.92	(d)	0.89	0.83	0.95	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.92	(d)	0.89	0.80	0.84	(d)	0.92	(d)	0.89	0.81	0.83	(d)
Portfolio Turnover Rate (%)(a)	29.74	(c)	55.77	62.55	32.67	(c)	41.29	(c)	94.06	85.67	64.38	(c)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	Mid Cap Value Fund						Mid-Cap Equity Index Fund
	Six Months Ended June 30, 2008		Years Ended December 31,				Six Months Ended June 30, 2008		Years Ended December 31,
	(Unaudited)		2007	2006	2005(e)		(Unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.20		$1.21	$1.06	$1.00		$1.51		$1.56	$1.53	$1.46	$1.30	$0.97
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.00		0.02	0.01	0.01		0.01		0.03	0.02	0.02	0.01	0.01
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.07)		(0.01)	0.16	0.06		(0.07)		0.09	0.14	0.16	0.19	0.33
Total From Investment Operations	(0.07)		0.01	0.17	0.07		(0.06)		0.12	0.16	0.18	0.20	0.34
Less Dividend Distributions: From Net Investment Income	0.00		(0.02)	(0.01)	(0.01)		0.00		(0.03)	(0.03)	(0.02)	(0.01)	(0.01)
From Capital Gains	0.00		—	(0.01)	—		0.00		(0.14)	(0.10)	(0.09)	(0.03)	—
Total Distributions	0.00		(0.02)	(0.02)	(0.01)		0.00		(0.17)	(0.13)	(0.11)	(0.04)	(0.01)
Net Asset Value, End of Period	$1.13		$1.20	$1.21	$1.06		$1.45		$1.51	$1.56	$1.53	$1.46	$1.30
Total Return (%)(b)	(5.49	)(c)	0.88	15.93	6.91	(c)	(4.05	)(c)	7.74	10.10	12.50	16.28	35.23
Net Assets, End of Period ($ millions)	40		40	33	11		354		379	357	358	295	217
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.23	(d)	1.54	1.69	1.76	(d)	1.31	(d)	1.52	1.40	1.37	1.08	1.06
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.75	(d)	0.75	0.70	0.75	(d)	0.25	(d)	0.22	0.17	0.25	0.24	0.22
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.75	(d)	0.75	0.66	0.62	(d)	0.25	(d)	0.22	0.14	0.13	0.13	0.13
Portfolio Turnover Rate (%)(a)	10.36	(c)	27.24	30.41	14.39	(c)	4.64	(c)	20.53	16.02	18.65	15.73	7.87

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement in certain years (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  For the period July 1, 2005 (commencement of operations) through December 31, 2005.

(f)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(g)  For the period May 20, 2003 (commencement of operations) through December 31, 2003.

(h)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

N/A = Not Applicable

The accompanying notes are an integral part of these financial statements.

	International Fund				Composite Fund
	Six Months Ended June 30, 2008		Period Ended December 31,		Six Months Ended June 30, 2008		Years Ended December 31,
	(Unaudited)		2007(h)		(Unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$0.95		$1.00		$1.60		$1.55	$1.43	$1.46	$1.40	$1.22
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	(0.00)		0.02		0.03		0.05	0.05	0.04	0.04	0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.10)		(0.05)		(0.12)		0.05	0.11	(0.03)	0.06	0.18
Total From Investment Operations	(0.10)		(0.03)		(0.09)		0.10	0.16	0.01	0.10	0.21
Less Dividend Distributions: From Net Investment Income	0.00		(0.02)		0.00		(0.05)	(0.04)	(0.04)	(0.04)	(0.03)
From Capital Gains	0.00		—		0.00		0.00	—	—	—	—
Total Distributions	0.00		(0.02)		0.00		(0.05)	(0.04)	(0.04)	(0.04)	(0.03)
Net Asset Value, End of Period	$0.85		$0.95		$1.51		$1.60	$1.55	$1.43	$1.46	$1.40
Total Return (%)(b)	(10.73	)(c)	(2.93	)(c)	(6.10	)(c)	6.69	10.80	0.96	6.34	18.23
Net Assets, End of Period ($ millions)	8		3		193		220	229	232	257	259
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.20	)(d)	21.61	(d)	2.88	(d)	2.72	2.70	2.48	2.46	2.59
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.23	(d)	0.22	(d)	0.57	(d)	0.55	0.52	0.63	0.61	0.63
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.23	(d)	0.22	(d)	0.57	(d)	0.55	0.48	0.50	0.50	0.50
Portfolio Turnover Rate (%)(a)	—	(c)	—		20.64	(c)	24.95	26.77	93.84	94.56	177.43

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	Retirement Income Fund				2010 Retirement Fund				2015 Retirement Fund				2020 Retirement Fund
	Six Months Ended June 30, 2008 (Unaudited)		Period Ended December 31, 2007(h)		Six Months Ended June 30, 2008 (Unaudited)		Period Ended December 31, 2007(h)		Six Months Ended June 30, 2008 (Unaudited)		Period Ended December 31, 2007(h)		Six Months Ended June 30, 2008 (Unaudited)		Period Ended December 31, 2007(h)
Net Asset Value, Beginning of Period	$0.96		$1.00		$0.94		$0.99		$0.92		$0.98		$0.91		$0.97
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	(0.00)		0.04		(0.00)		0.03		(0.00)		0.03		(0.00)		0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.02)		(0.04)		(0.04)		(0.03)		(0.04)		(0.04)		(0.05)		(0.04)
Total From Investment Operations	(0.02)		—		(0.04)		—		(0.04)		(0.01)		(0.05)		(0.02)
Less Dividend Distributions: From Net Investment Income	0.00		(0.03)		0.00		(0.03)		0.00		(0.03)		0.00		(0.02)
From Capital Gains	0.00		(0.01)		0.00		(0.02)		0.00		(0.02)		0.00		(0.02)
Total Distributions	0.00		(0.04)		0.00		(0.05)		0.00		(0.05)		0.00		(0.04)
Net Asset Value, End of Period	$0.94		$0.96		$0.90		$0.94		$0.88		$0.92		$0.86		$0.91
Total Return (%)(b)	(1.73	)(c)	0.07	(c)	(3.52	)(c)	(0.68	)(c)	(4.92	)(c)	(1.18	)(c)	(6.16	)(c)	(1.54	)(c)
Net Assets, End of Period ($ millions)	2		1		5		2		15		5		15		5
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.05	)(d)	39.17	(d)	(0.05	)(d)	33.83	(d)	(0.05	)(d)	34.50	(d)	(0.05	)(d)	33.90	(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(f)	0.05	(d)	0.05	(d)	0.05	(d)	0.04	(d)	0.05	(d)	0.04	(d)	0.05	(d)	0.04	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(f)	0.05	(d)	0.05	(d)	0.05	(d)	0.04	(d)	0.05	(d)	0.04	(d)	0.05	(d)	0.04	(d)
Portfolio Turnover Rate (%)(a)	52.83	(c)	14.38	(c)	16.22	(c)	32.49	(c)	4.52	(c)	2.79	(c)	2.14	(c)	2.51	(c)

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement in certain years (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  For the period July 1, 2005 (commencement of operations) through December 31, 2005.

(f)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(g)  For the period May 20, 2003 (commencement of operations) through December 31, 2003.

(h)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

N/A = Not Applicable

The accompanying notes are an integral part of these financial statements.

	2025 Retirement Fund				2030 Retirement Fund				2035 Retirement Fund
	Six Months Ended June 30, 2008 (Unaudited)		Period Ended December 31, 2007(h)		Six Months Ended June 30, 2008 (Unaudited)		Period Ended December 31, 2007(h)		Six Months Ended June 30, 2008 (Unaudited)		Period Ended December 31, 2007(h)
Net Asset Value, Beginning of Period	$0.92		$0.99		$0.92		$0.99		$0.92		$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	(0.00)		0.02		(0.00)		0.02		(0.00)		0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.07)		(0.04)		(0.07)		(0.04)		(0.07)		(0.05)
Total From Investment Operations	(0.07)		(0.02)		(0.07)		(0.02)		(0.07)		(0.03)
Less Dividend Distributions: From Net Investment Income	0.00		(0.02)		0.00		(0.02)		0.00		(0.02)
From Capital Gains	0.00		(0.03)		0.00		(0.03)		0.00		(0.03)
Total Distributions	0.00		(0.05)		0.00		(0.05)		0.00		(0.05)
Net Asset Value, End of Period	$0.85		$0.92		$0.85		$0.92		$0.85		$0.92
Total Return (%)(b)	(7.19	)(c)	(1.95	)(c)	(7.56	)(c)	(2.22	)(c)	(8.25	)(c)	(2.54	)(c)
Net Assets, End of Period ($ millions)	8		2		7		2		5		2
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.05	)(d)	28.66	(d)	(0.05	)(d)	30.89	(d)	(0.05	)(d)	24.09	(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(f)	0.05	(d)	0.04	(d)	0.05	(d)	0.05	(d)	0.05	(d)	0.05	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(f)	0.05	(d)	0.04	(d)	0.05	(d)	0.05	(d)	0.05	(d)	0.05	(d)
Portfolio Turnover Rate (%)(a)	4.30	(c)	0.28	(c)	3.49	(c)	4.11	(c)	4.22	(c)	0.71	(c)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	2040 Retirement Fund				2045 Retirement Fund				Conservative Allocation Fund
	Six Months Ended		Period Ended		Six Months Ended		Period Ended		Six Months Ended
	June 30, 2008		December 31,		June 30, 2008		December 31,		June 30, 2008		Years Ended December 31,
	(Unaudited)		2007(h)		(Unaudited)		2007(h)		(Unaudited)		2007	2006	2005	2004	2003(g)
Net Asset Value, Beginning of Period	$0.91		$0.99		$0.91		$0.99		$1.03		$1.02	$1.00	$1.02	$1.01	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.00		0.02		(0.00)		0.02		0.00		0.04	0.04	0.03	0.03	0.01
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.07)		(0.05)		(0.08)		(0.05)		(0.02)		0.02	0.03	(0.01)	0.02	0.05
Total From Investment Operations	(0.07)		(0.03)		(0.08)		(0.03)		(0.02)		0.06	0.07	0.02	0.05	0.06
Less Dividend Distributions:
From Net Investment Income	0.00		(0.02)		0.00		(0.02)		0.00		(0.04)	(0.03)	(0.03)	(0.03)	(0.01)
From Capital Gains	0.00		(0.03)		0.00		(0.03)		0.00		(0.01)	(0.02)	(0.01)	(0.01)	(0.04)
Total Distributions	0.00		(0.05)		0.00		(0.05)		0.00		(0.05)	(0.05)	(0.04)	(0.04)	(0.05)
Net Asset Value, End of Period	$0.84		$0.91		$0.83		$0.91		$1.01		$1.03	$1.02	$1.00	$1.02	$1.01
Total Return (%)(b)	(8.06	)(c)	(2.68	)(c)	(8.37	)(c)	(2.79	)(c)	(2.01	)(c)	6.43	6.96	2.30	4.72	5.32	(c)
Net Assets, End of Period ($ millions)	4		1		4		1		24		20	13	11	8	3
Ratio of Net Investment Income to (Loss) Average Net Assets (%)	(0.05	)(d)	25.16	(d)	(0.05	)(d)	26.68	(d)	0.00	(d)	4.48	4.11	3.39	4.51	8.59	(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(f)	0.05	(d)	0.05	(d)	0.05	(d)	0.03	(d)	0.00	(d)	0.00	0.00	0.00	0.00	0.00	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(f)	0.05	(d)	0.05	(d)	0.05	(d)	0.03	(d)	0.00	(d)	0.00	0.00	0.00	0.00	0.00	(d)
Portfolio Turnover Rate (%)(a)	2.41	(c)	1.18	(c)	1.46	(c)	6.34	(c)	19.02	(c)	13.72	49.05	8.39	92.83	66.44	(c)

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement in certain years (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  For the period July 1, 2005 (commencement of operations) through December 31, 2005.

(f)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(g)  For the period May 20, 2003 (commencement of operations) through December 31, 2003.

(h)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

(i)  Includes less than $0.005 of tax return of capital distributions.

The accompanying notes are an integral part of these financial statements.

	Moderate Allocation Fund
	Six Months Ended
	June 30, 2008		Years Ended December 31,
	(Unaudited)		2007	2006	2005	2004	2003(g)
Net Asset Value, Beginning of Period	$1.14		$1.14	$1.11	$1.11	$1.08	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.00		0.04	0.03	0.03	0.03	0.01
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.05)		0.03	0.06	0.02	0.06	0.11
Total From Investment Operations	(0.05)		0.07	0.09	0.05	0.09	0.12
Less Dividend Distributions:
From Net Investment Income	0.00		(0.04)	(0.03)	(0.03)	(0.03)	(0.01)
From Capital Gains	0.00		(0.03)	(0.03)	(0.02)	(0.03)	(0.03)
Total Distributions	0.00		(0.07)	(0.06)	(0.05)	(0.06)	(0.04)
Net Asset Value, End of Period	$1.09		$1.14	$1.14	$1.11	$1.11	$1.08
Total Return (%)(b)	(4.16	)(c)	6.36	9.20	4.35	8.27	11.73	(c)
Net Assets, End of Period ($ millions)	101		102	76	56	37	15
Ratio of Net Investment Income to (Loss) Average Net Assets (%)	0.00	(d)	3.54	3.30	3.28	3.81	8.85	(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(f)	0.00	(d)	0.00	0.00	0.00	0.00	0.00	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(f)	0.00	(d)	0.00	0.00	0.00	0.00	0.00	(d)
Portfolio Turnover Rate (%)(a)	10.85	(c)	12.35	9.78	14.09	99.27	18.44	(c)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	Aggressive Allocation Fund									Money Market Fund
	Six Months Ended June 30, 2008		Years Ended December 31,							Six Months Ended June 30, 2008		Years Ended December 31,
	(Unaudited)		2007		2006	2005	2004	2003(g)		(Unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.24		$1.27		$1.22	$1.21	$1.17	$1.00		$1.21		$1.21	$1.20	$1.19	$1.18	$1.19
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.00		0.03		0.03	0.02	0.02	0.03		0.02		0.05	0.05	0.04	0.02	0.01
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.08)		0.04		0.11	0.05	0.09	0.17		(0.00)		—	—	—	—	(0.01)
Total From Investment Operations	(0.08)		0.07		0.14	0.07	0.11	0.20		0.02		0.05	0.05	0.04	0.02	—
Less Dividend Distributions:
From Net Investment Income	(0.00)		(0.04	)(i)	(0.03)	(0.02)	(0.03)	(0.01)		0.00		(0.05)	(0.04)	(0.03)	(0.01)	(0.01)
From Capital Gains	0.00		(0.06)		(0.06)	(0.04)	(0.04)	(0.02)		0.00		—	—	—	—	—
Total Distributions	(0.00)		(0.10)		(0.09)	(0.06)	(0.07)	(0.03)		0.00		(0.05)	(0.04)	(0.03)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.16		$1.24		$1.27	$1.22	$1.21	$1.17		$1.23		$1.21	$1.21	$1.20	$1.19	$1.18
Total Return (%)(b)	(6.83	)(c)	5.52		11.87	5.78	9.92	19.27	(c)	1.33	(c)	5.03	4.89	2.97	1.10	0.84
Net Assets, End of Period ($ millions)	99		101		73	48	30	11		205		312	239	130	78	74
Ratio of Net Investment Income to Average Net Assets (%)	0.00	(d)	2.75		2.82	2.58	2.98	6.48	(d)	2.74	(d)	4.89	4.83	3.05	1.12	0.90
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(f)	0.00	(d)	0.00		0.00	0.00	0.00	0.00	(d)	0.33	(d)	0.28	0.24	0.38	0.38	0.38
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(f)	0.00	(d)	0.00		0.00	0.00	0.00	0.00	(d)	0.33	(d)	0.28	0.22	0.25	0.25	0.25
Portfolio Turnover Rate (%)(a)	8.99	(c)	9.14		6.75	14.96	48.24	26.92	(c)	N/A		N/A	N/A	N/A	N/A	N/A

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement in certain years (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  For the period July 1, 2005 (commencement of operations) through December 31, 2005.

(f)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(g)  For the period May 20, 2003 (commencement of operations) through December 31, 2003.

(h)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

(i)  Includes less than $0.005 of tax return of capital distributions.

N/A = Not Applicable

The accompanying notes are an integral part of these financial statements.

	Mid-Term Bond Fund
	Six Months Ended June 30, 2008		Years Ended December 31,
	(Unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$0.96		$0.93	$0.92	$0.94	$0.96	$0.98
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.02		0.04	0.03	0.03	0.02	0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.01)		0.03	0.01	(0.02)	(0.01)	—
Total From Investment Operations	0.01		0.07	0.04	0.01	0.01	0.03
Less Dividend Distributions:
From Net Investment Income	0.00		(0.04)	(0.03)	(0.03)	(0.03)	(0.04)
From Capital Gains	0.00		—	—	—	—	(0.01)
Total Distributions	0.00		(0.04)	(0.03)	(0.03)	(0.03)	(0.05)
Net Asset Value, End of Period	$0.97		$0.96	$0.93	$0.92	$0.94	$0.96
Total Return (%)(b)	1.49	(c)	7.22	4.22	0.77	2.26	2.76
Net Assets, End of Period ($ millions)	186		122	107	71	73	75
Ratio of Net Investment Income to Average Net Assets (%)	4.06	(d)	4.28	3.88	3.30	3.25	3.23
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(f)	0.52	(d)	0.56	0.50	0.66	0.65	0.64
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(f)	0.52	(d)	0.56	0.47	0.50	0.50	0.50
Portfolio Turnover Rate (%)(a)	11.38	(c)	26.78	30.91	21.99	27.23	41.55

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	Bond Fund
	Six Months Ended June 30, 2008		Years Ended December 31,
	(Unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.27		$1.26	$1.26	$1.29	$1.29	$1.27
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.03		0.06	0.06	0.06	0.06	0.07
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.02)		0.01	—	(0.03)	—	0.02
Total From Investment Operations	0.01		0.07	0.06	0.03	0.06	0.09
Less Dividend Distributions:
From Net Investment Income	0.00		(0.06)	(0.06)	(0.06)	(0.06)	(0.07)
From Capital Gains	0.00		—	—	—	—	—
Total Distributions	0.00		(0.06)	(0.06)	(0.06)	(0.06)	(0.07)
Net Asset Value, End of Period	$1.28		$1.27	$1.26	$1.26	$1.29	$1.29
Total Return (%)(b)	0.84	(c)	5.90	4.79	1.79	4.61	6.73
Net Assets, End of Period ($ millions)	399		384	343	369	369	349
Ratio of Net Investment Income to Average Net Assets (%)	4.88	(d)	4.95	4.84	4.30	4.44	5.10
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.54	(d)	0.53	0.50	0.61	0.59	0.60
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.54	(d)	0.53	0.47	0.50	0.50	0.50
Portfolio Turnover Rate (%)(a)	10.08	(c)	17.56	19.03	23.27	35.12	72.09

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement in certain years (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  For the period July 1, 2005 (commencement of operations) through December 31, 2005.

(f)  Excludes expenses of the underlying funds.

(g)  For the period May 20, 2003 (commencement of operations) through December 31, 2003.

(h)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

N/A = Not Applicable

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Investment Corporation (the "Investment Company") is a diversified, open-end management investment company — a type of company commonly known as a "mutual fund". It is registered as such under the Investment Company Act of 1940 (the "Investment Company Act"). The Investment Company was formed on February 21, 1986 as a Maryland corporation and principally offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company ("Mutual of America Life") and its affiliates. As a "series" type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Fund of investments. At June 30, 2008, there were 23 Funds: Equity Index Fund, All America Fund, Small Cap Value Fund, Small Cap Growth Fund, Mid Cap Value Fund, Mid-Cap Equity Index Fund, International Fund, Composite Fund, Money Market Fund, Mid-Term Bond Fund, Bond Fund; Retirement Income Fund, 2010 Retirement Fund, 2015 Retirement Fund, 2020 Retirement Fund, 2025 Retirement Fund, 2030 Retirement Fund, 2035 Retirement Fund, 2040 Retirement Fund and 2045 Retirement Fund (collectively, "Retirement Funds"); a Conservative Allocation Fund, a Moderate Allocation Fund and an Aggressive Allocation Fund (collectively "Allocation Funds"). The International Fund and the Retirement Funds began operations on November 5, 2007. The Small Cap Value Fund, Small Cap Growth Fund and the Mid Cap Value Fund began operations on July 1, 2005. The Allocation Funds began operations on May 20, 2003.

Investment Company shares are issued to Mutual of America Life, and on a limited basis, to Wilton Reassurance Life Company of New York (formerly The American Life Insurance Company of New York), for allocation to their Separate Accounts as a funding medium for variable accumulation annuity contracts and variable life insurance policies. In addition, shares of selected equity and fixed income funds of the Investment Company are directly issued to one or more of the Investment Company's Allocation Funds.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with U.S. generally accepted accounting principles:

Fair Value — Effective January 1, 2008, the Investment Company adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 establishes a single definition of fair value, institutes a framework for measuring fair value and expands disclosures about fair value measurements. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. SFAS 157 establishes a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•  Level 1 — quoted prices in active markets for identical securities.

•  Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of June 30, 2008, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The following is a summary of the inputs used to value the Funds' net assets as of June 30, 2008, by SFAS 157 valuation hierarchy:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Market Value:
Equity Index Fund	$689,662,206	$19,145,144	—	$708,807,350
All America Fund	$306,865,016	$15,256,708	—	$322,121,724
Small Cap Value Fund	$177,811,805	$18,891,555	—	$196,703,360
Small Cap Growth Fund	$191,395,613	$10,960,000	—	$202,355,613
Mid Cap Value Fund	$37,683,534	$3,500,000	—	$41,183,534
Mid-Cap Equity Index Fund	$324,184,459	$29,494,970	—	$353,679,429
International Fund	$7,456,708	—	—	$7,456,708
Composite Fund	$109,832,478	$86,346,459	—	$196,178,937
Retirement Income Fund	$2,235,352	—	—	$2,235,352
2010 Retirement Fund	$5,315,177	—	—	$5,315,177
2015 Retirement Fund	$14,702,112	—	—	$14,702,112
2020 Retirement Fund	$14,680,661	—	—	$14,680,661
2025 Retirement Fund	$8,188,353	—	—	$8,188,353
2030 Retirement Fund	$6,970,434	—	—	$6,970,434
2035 Retirement Fund	$5,356,401	—	—	$5,356,401
2040 Retirement Fund	$3,594,338	—	—	$3,594,338
2045 Retirement Fund	$3,669,445	—	—	$3,669,445
Conservative Allocation Fund	$23,982,827	—	—	$23,982,827
Moderate Allocation Fund	$101,300,727	—	—	$101,300,727
Aggressive Allocation Fund	$99,423,455	—	—	$99,423,455
Money Market Fund	—	$205,382,263	—	$205,382,263
Mid-Term Bond Fund	—	$184,107,297	—	$184,107,297
Bond Fund	—	$396,843,602	—	$396,843,602
Other Financial Instruments:*
Equity Index Fund	$(612,950)	—	—	$(612,950)
All America Fund	$(265,925)	—	—	$(265,925)
Mid-Cap Equity Index Fund	$(1,614,500)	—	—	$(1,614,500)

*  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation. In the rare instance when such a price is not available from an independent pricing source, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of stock are based on the identified cost basis of the security, determined on the first-in, first-out ("FIFO") basis.

Equity-type funds with an indexed portfolio component may, in order to remain more fully invested in the equity markets while minimizing transaction costs, purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction.) During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period the contract was outstanding. The "Underlying Face Amount at Value" (appearing in the "Summary Portfolio of Investments in Securities") representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities.

Each of the Retirement Funds invests in equity (stock) funds and fixed income (bond) funds and targets different percentages to these asset classes. The targets reflect varying emphases on achieving capital appreciation and gains versus preserving capital and producing income, depending on the specific Fund's time horizon.

The Retirement Funds invest in the following underlying funds of the Investment Company in accordance with the percentage allocations noted:

	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Growth Fund	Small Cap Value Fund	International Fund	Bond Fund	Mid-Term Bond Fund	Money Market Fund
Retirement Income Fund	20%	5%	—	—	—	30%	30%	15%
2010 Retirement Fund	25%	15%	—	—	5%	25%	20%	10%
2015 Retirement Fund	30%	12%	3%	3%	7%	25%	11%	9%
2020 Retirement Fund	35%	12%	4%	4%	10%	24%	11%	—
2025 Retirement Fund	40%	15%	5%	5%	10%	20%	5%	—
2030 Retirement Fund	40%	18%	6%	6%	10%	20%	—	—
2035 Retirement Fund	40%	21%	7%	7%	13%	12%	—	—
2040 Retirement Fund	35%	24%	8%	8%	14%	11%	—	—
2045 Retirement Fund	35%	20%	10%	10%	15%	10%	—	—

Generally, rebalancing of the Retirement Funds' holdings are performed on a quarterly or other periodic basis and the mix of underlying Funds is reviewed annually.

The Allocation Funds invest in the following underlying Funds of the Investment Company in accordance with the percentage allocations noted:

Conservative Allocation:	Equity Index (25%), Bond (30%),

Mid-Term Bond (45%).

Moderate Allocation:	Equity Index (35%), Bond (30%),

Mid-Term Bond (20%), Mid-Cap Equity Index (15%).

Aggressive Allocation:	Equity Index (45%), Bond (25%),

Mid-Cap Equity Index (20%), Small Cap Value (5%), Small Cap Growth (5%).

Generally, rebalancing of the Allocation Funds' holdings are performed on a monthly basis.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Investment Income — Interest income, accretion of discount and amortization of premium are recorded daily on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

Distributions to Shareholders ("Dividends") — Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company's policy to make distributions of its net investment income semi-annually and, on an annual basis, to distribute net realized gains, if any, in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Accordingly, periodic reclassifications (which do not impact the funds' net asset values) are made within the funds' capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Federal Income Taxes — Each Fund in the Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income or excise tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), requires the evaluation of tax positions taken in the course of preparing a fund's tax return to determine whether it is "more-likely-than-not" that tax positions taken in the fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in management's judgment, will not be fully realized.

As of June 30, 2008, management has evaluated the implications of FIN 48 and has concluded that it does not materially impact any of the Funds' financial statements. Tax returns for the years ended December 31, 2004 through 2007 for each Fund of the Investment Company remain subject to examination by the Internal Revenue Service and state tax authorities.

At June 30, 2008, the Funds had the following capital loss carryforwards to offset net capital gains, to the extent provided by Federal income tax regulations.

Expiring on December 31,	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
2008	$—	$—	$—	$—	$—
2009	—	—	—	—	—
2010	—	—	—	—	—
2011	—	—	—	—	—
2012	—	—	—	—	—
2013	—	—	—	—	—
2014	—	—	—	—	—
2015	—	—	—	—	(129,927)
2016	—	—	(13,298,920)	(11,674,866)	(32,795)
Total	$—	$—	$(13,298,920)	$(11,674,866)	$(162,722)
Expiring on December 31,	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
2008	$—	$—	$—	$—	$—
2009	—	—	(9,970,637)	—	—
2010	—	—	(20,417,938)	—	—
2011	—	—	—	—	—
2012	—	—	—	—	—
2013	—	—	—	—	—
2014	—	—	—	—	—
2015	—	—	—	—	—
2016	—	—	(1,451,334)	(37,471)	(4,242)
Total	$—	$—	$(31,839,909)	$(37,471)	$(4,242)

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Expiring on December 31,	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
2008	$—	$—	$—	$—	$—
2009	—	—	—	—	—
2010	—	—	—	—	—
2011	—	—	—	—	—
2012	—	—	—	—	—
2013	—	—	—	—	—
2014	—	—	—	—	—
2015	—	—	—	—	—
2016	(6,484)	(751)	(1,367)	(3,461)	(2,141)
Total	$(6,484)	$(751)	$(1,367)	$(3,461)	$(2,141)
Expiring on December 31,	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
2008	$—	$—	$—	$—	$—
2009	—	—	—	—	—
2010	—	—	—	—	—
2011	—	—	—	—	—
2012	—	—	—	—	—
2013	—	—	—	—	—
2014	—	—	—	—	—
2015	—	—	—	—	—
2016	—	(21)	—	—	—
Total	$—	$(21)	$—	$—	$—

Expiring on December 31,	Money Market Fund	Mid-Term Bond Fund	Bond Fund
2008	$—	$—	$—
2009	—	—	—
2010	—	—	—
2011	—	(26,704)	(21,693,068)
2012	—	(58,241)	(171,798)
2013	—	(283,500)	(439,879)
2014	—	(733,301)	(3,306,785)
2015	—	(409,798)	—
2016	—	—	—
Total	$—	$(1,511,544)	$(25,611,530)

2.  EXPENSES

The Investment Company has an Investment Advisory Agreement with Mutual of America Capital Management Corporation ("the Adviser"), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee, calculated as a daily charge, at the annual rate of .05% of the value of the net assets of the Retirement Funds, .075% of the value of the net assets of the Equity Index Fund, the Mid-Cap Equity Index Fund and the International Fund, .15% of the value of the net assets of the Money Market Fund, .40% of the value of the net assets of the All America Fund, Composite Fund, Mid-Term Bond Fund and Bond Fund, .55% of the value of the net assets of the Mid Cap Value Fund and .75% of the value of the net assets of the Small Cap Value Fund and Small Cap Growth Fund. The Adviser does not assess a fee for investment management to the Allocation Funds. However, shareholders in the Allocation Funds (and the Retirement Funds) will indirectly bear their pro-rata share of the investment management fees incurred by the underlying Funds in which they invest.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.  EXPENSES (CONTINUED)

Prior to May 1, 2006, the Adviser's investment management fee was .125% of the value of the net assets of the Equity Index Fund and the Mid-Cap Equity Index Fund, .25% of the value of the net assets of the Money Market Fund, .50% of the value of the net assets of the All America Fund, Composite Fund, Mid-Term Bond Fund and Bond Fund, .65% of the value of the net assets of the Mid Cap Value Fund and .85% of the value of the net assets of the Small Cap Value Fund and Small Cap Growth Fund.

Through April 30, 2006, the Adviser contractually limited the expenses of each Fund, other than for brokers commissions and other fees relating to portfolio transactions, to the amount of the advisory fee paid by the Funds to the Adviser. Effective May 1, 2006, the Adviser terminated its expense limitation policy and each Fund is charged with the full amount of its expenses. Investment company-wide expenses are allocated to each Fund based on its proportional share of net assets or equally, as appropriate.

Under a Sub-Advisory Agreement for the All America Fund, through July 27, 2005 the Adviser delegated investment advisory responsibilities to a subadviser responsible for providing management services for a portion of the Funds assets. The Adviser (not the Fund) was responsible for compensation payable under such Sub-Advisory Agreement.

3.  INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term securities and futures contracts, for the six months ended June 30, 2008 were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth	Mid Cap Value Fund
Cost of investment purchases	$17,427,265	$49,851,442	$56,781,448	$78,473,338	$6,170,072
Proceeds from sales of investments	$13,466,333	$68,902,190	$55,644,696	$82,702,421	$3,791,658
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Cost of investment purchases	$15,425,950	$5,569,879	$40,448494	$2,252,537	$4,267,440
Proceeds from sales of investments	$26,012,466	$—	$47,526,633	$972,428	$594,464
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Cost of investment purchases	$10,156,752	$10,462,138	$6,804,247	$5,217,901	$4,137,567
Proceeds from sales of investments	$483,040	$217,633	$232,751	$166,175	$150,900
	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Cost of investment purchases	$2,844,665	$3,158,929	$8,997,598	$14,803,460	$14,507,771
Proceeds from sales of investments	$55,732	$32,095	$4,287,323	$11,005,963	$8,868,383

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Cost of investment purchases	$—	$84,914,910	$78,198,410
Proceeds from sales of investments	$—	$17,613,032	$38,829,251

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3.  INVESTMENTS (CONTINUED)

The cost of short-term security purchases for the Money Market Fund for the six months ended June 30, 2008, was $1,946,971,916; net proceeds from sales for the year were $2,057,418,477.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at June 30, 2008 for each of the funds were as follows. Differences with amounts reflected in the Statements of Assets and Liabilities arise principally from wash sales and the treatment of distributions from Real Estate Investment Trusts (REITs).

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth	Mid Cap Value Fund
Unrealized Appreciation	$185,392,550	$54,306,097	$13,779,826	$27,904,583	$4,738,309
Unrealized Depreciation	(106,415,527)	(51,400,450)	(35,033,511)	(21,133,292)	(4,675,479)
Net	$78,977,023	$2,905,647	$(21,253,685)	$6,771,291	$62,830
Cost of Investments	$629,830,327	$319,216,077	$217,957,045	$195,584,322	$41,120,704
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Unrealized Appreciation	$80,421,995	$—	$14,506,007	$4,505	$—
Unrealized Depreciation	(53,876,034)	(652,492)	(13,028,196)	(36,967)	(202,276)
Net	$26,545,961	$(652,492)	$1,477,811	$(32,462)	$(202,276)
Cost of Investments	$327,133,468	$8,109,199	$194,701,126	$2,267,813	$5,517,452
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Unrealized Appreciation	$—	$—	$—	$—	$—
Unrealized Depreciation	(717,269)	(793,931)	(426,144)	(439,838)	(351,648)
Net	$(717,269)	$(793,931)	$(426,144)	$(439,838)	$(351,648)
Cost of Investments	$15,419,382	$15,474,593	$8,614,497	$7,410,271	$5,708,049
	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Unrealized Appreciation	$—	$—	$182,282	$479,691	$—
Unrealized Depreciation	(212,811)	(193,336)	(692,351)	(4,056,798)	(7,040,303)
Net	$(212,811)	$(193,336)	$(510,069)	$(3,577,107)	$(7,040,303)
Cost of Investments	$3,807,149	$3,862,781	$24,492,896	$104,877,835	$106,463,758

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Unrealized Appreciation	$6,805	$2,351,252	$3,512,274
Unrealized Depreciation	—	(2,237,097)	(11,218,025)
Net	$6,805	$114,155	$(7,705,751)
Cost of Investments	$205,375,458	$183,993,142	$404,549,353

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4.  CAPITAL SHARE ACTIVITY

The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. As of June 30, 2008, shares authorized were allocated into the 23 series of Funds as follows:

Authorized No. of Shares
Equity Index Fund	500,000,000
All America Fund	400,000,000
Small Cap Value Fund	450,000,000
Small Cap Growth Fund	450,000,000
Mid Cap Value Fund	100,000,000
Mid-Cap Equity Index Fund	400,000,000
International Fund	20,000,000
Composite Fund	300,000,000
Retirement Income Fund	20,000,000
2010 Retirement Fund	20,000,000
2015 Retirement Fund	20,000,000
2020 Retirement Fund	20,000,000
2025 Retirement Fund	20,000,000
2030 Retirement Fund	20,000,000
2035 Retirement Fund	20,000,000
2040 Retirement Fund	20,000,000
2045 Retirement Fund	20,000,000
Conservative Allocation Fund	100,000,000
Moderate Allocation Fund	100,000,000
Aggressive Allocation Fund	100,000,000
Money Market Fund	350,000,000
Mid-Term Bond Fund	225,000,000
Bond Fund	450,000,000
Sub-Total	4,125,000,000
Shares to be allocated at the discretion of the Board of Directors	375,000,000
Total	4,500,000,000

5.  DIVIDENDS

No 2008 dividends were declared or paid as of June 30, 2008. It is the Investment Company's practice to declare and distribute such dividends at the end of the year in conformity with Internal Revenue Code regulations. On December 31, 2007, dividend distributions from net investment income and, as applicable, from net realized gains on investment transactions were declared and paid for each of the funds. Additionally, remaining required distributions relating to 2006 were made in accordance with Internal Revenue Sec. 855(a) and paid on September 17, 2007. Pursuant to shareholders' instructions, substantially all dividend distributions throughout 2007 were immediately reinvested into their respective funds. The tax character of the distributions paid during 2007 was as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth	Mid Cap Value Fund
Ordinary Income (a)	$15,219,165	$9,031,238	$17,063,247	$5,933,626	$620,328
Long-Term Capital Gains (b)	$13,364,681	$34,578,995	$5,744,136	$22,891,229	$70,677
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Ordinary Income (a)	$6,578,431	$48,458	$6,351,470	$35,280	$54,127
Long-Term Capital Gains (b)	$31,848,375	$680	$—	$6,524	$24,745

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  DIVIDENDS (CONTINUED)

	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Ordinary Income (a)	$168,241	$143,704	$52,533	$59,297	$40,312
Long-Term Capital Gains (b)	$90,677	$92,440	$44,175	$57,946	$47,375
Return of Capital	$29	$357	$64	$—	$63
	2040 Retirement Fund	2045 Retirement Equity Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Ordinary Income (a)	$23,732	$17,854	$741,026	$3,257,935	$3,038,713
Long-Term Capital Gains (b)	$29,830	$21,325	$196,229	$3,001,093	$3,957,312
Return of Capital	$169	$—	$—	$—	$354,200

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Ordinary Income (a)	$13,426,365	$4,707,232	$18,599,999
Long-Term Capital Gains (b)	$—	$—	$—

Notes:

(a)  Includes distributions from Fund-level net short-term capital gains.

(b)  To the extent reported, each Fund designates these amounts as capital gain dividends for Federal income tax purposes.

Undistributed net income and gains (losses) — As of June 30, 2008, undistributed net income and undistributed accumulated gain (loss) on a tax basis were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Accumulated undistributed net investment income	$7,158,112	$6,186,243	$915,647	$—	$236,847
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$2,585,281	$8,828,477	$(12,743,242)	$(8,122,446)	$(162,722)
Net unrealized appreciation (depreciation) of investments and futures contracts	$78,977,023	$2,905,647	$(21,253,685)	$6,771,291	$62,830
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Accumulated undistributed net investment income	$2,893,027	$—	$7,435,600	$—	$—
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$10,938,671	$—	$(31,832,591)	$(37,471)	$(4,242)
Net unrealized appreciation (depreciation) of investments and futures contracts	$26,545,961	$(652,492)	$1,477,811	$(32,462)	$(202,276)
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Accumulated undistributed net investment income	$—	$—	$—	$—	$—
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$(6,484)	$(751)	$(1,367)	$(3,461)	$(2,141)
Net unrealized appreciation (depreciation) of investments and futures contracts	$(717,269)	$(793,931)	$(426,144)	$(439,838)	$(351,648)

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  DIVIDENDS (CONTINUED)

	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Accumulated undistributed net investment income	$—	$—	$—	$—	$—
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$—	$(21)	$80,552	$251,840	$180,403
Net unrealized appreciation (depreciation) of investments and futures contracts	$(212,811)	$(193,336)	$(510,069)	$(3,577,107)	$(7,040,303)

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Accumulated undistributed net investment income	$3,574,983	$3,266,001	$9,597,038
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$—	$(1,511,544)	$(25,611,530)
Net unrealized appreciation (depreciation) of investments and futures contracts	$6,805	$114,155	$(7,705,751)

The difference between the components of distributable earnings on a tax basis and the amounts reflected in the statements of changes in net assets are primarily due to wash sales, post-October losses and the Federal income tax treatment of futures contracts.

Reclassifications — Periodically, the Funds may reclassify book to tax differences as a result of the differences arising from the accounting for REIT securities, return of capital distributions and Fund distributions for Federal income tax purposes versus financial reporting purposes. Each Fund's net assets are not affected by theses reclassifications.

During the six months ended June 30, 2008, each Fund reclassified the following book to tax differences [increases (decreases)]:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Accumulated undistributed net investment income	$—	$—	$—	$344,971	$—
Accumulated undistributed net realized gains (loss) on investments and futures contracts	—	—	—	—	—
Paid in capital	$—	$—	$—	$(344,971)	$—
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Accumulated undistributed net investment income	$—	$5,461	$—	$454	$928
Accumulated undistributed net realized gains (loss) on investments and futures contracts	—	—	—	—	—
Paid in capital	$—	$(5,461)	$—	$(454)	$(928)
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Accumulated undistributed net investment income	$2,674	$2,541	$1,372	$1,195	$898
Accumulated undistributed net realized gains (loss) on investments and futures contracts	—	—	—	—	—
Paid in capital	$(2,674)	$(2,541)	$(1,372)	$(1,195)	$(898)

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  DIVIDENDS (CONTINUED)

	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Accumulated undistributed net investment income	$586	$550	$—	$—	$—
Accumulated undistributed net realized gains (loss) on investments and futures contracts	—	—	—	—	—
Paid in capital	$(586)	$(550)	$—	$—	$—

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Accumulated undistributed net investment income	$—	$—	$—
Accumulated undistributed net realized gains (loss) on investments and futures contracts	—	—	—
Paid in capital	$—	$—	$—

These reclassifications were made as a result of the differences arising from the disallowance of net operating losses, expiration of capital loss carryforwards, distributions from REITs, distribution reclassifications and other cumulative adjustments for Federal income tax purposes versus financial reporting purposes.

MUTUAL OF AMERICA INVESTMENT CORPORATION
ADDITIONAL INFORMATION

Quarterly Portfolio Schedules

Included in this Semi-Annual Report are summary schedules of Mutual of America Investment Corporation's ("Investment Company") Fund portfolio holdings as of June 30, 2008. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A copy of the Investment Company's proxy voting policies and procedures can be obtained free of charge by calling 1-800-468-3785. It is also available on the SEC's website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008 is available without charge by calling 1-800-468-3785. It is also available on the SEC website.

Renewal of Investment Advisory Agreements

At its meeting held on February 28, 2008, the Board of Directors of the Investment Company renewed for a one-year period the investment advisory agreement with Mutual of America Capital Management Corporation (the "Adviser"). The Board determined that renewing the agreement with the Adviser was in the best interest of the Investment Company based on the considerations enumerated below.

Nature, Extent and Quality of Services

The Board considered the depth of experience and organizational structure of the Adviser. The Adviser has approximately $9.4 billion of assets under management. The individual portfolio managers that oversee the investment performance of each of the Investment Company's Funds have extensive experience and knowledge of the specific markets in which they participate. The Adviser adheres to a strict best execution policy which requires it to select broker/dealers based on their ability to execute trades at a favorable and reasonable price. All else being equal, the Advisor will also consider any research that the broker/dealers may provide. The Adviser maintains a highly qualified staff of research analysts and quantitative analysts who assist in the implementation of the disciplined investment policies employed by the portfolio managers to enhance stock selection and manage risk in the portfolios. The Adviser's quantitative analysts have developed proprietary models that result in daily risk and attribution reports as well as information on stock movements, to enable the portfolio managers to make fully informed decisions on stock selection and to constantly evaluate the structure of each portfolio. When purchasing research and other services, the Adviser uses its own funds to purchase such services from recognized firms that are utilized by the research staff. The Adviser also receives research services from broker/dealers which are utilized to benefit the Funds. The Board was aware of the receipt of these research services when it considered renewing the advisory agreement with the Adviser. The Adviser, at no cost, provides services beyond those set forth in the advisory agreement, such as assistance in the preparation of marketing materials and attendance at client and prospect meetings.

Investment Performance

The Board considered the short- and long-term performance of the Funds. During 2007, the vast majority of the Funds demonstrated gross performance that compared satisfactorily to their benchmarks, when considering minimal tracking error. Performance has continued to improve over the past few years due to changes made in the Adviser's investment process and personnel, including the creation of the quantitative research group mentioned above.

Cost and Profit

The Board compared the advisory fees charged to each Fund by the Adviser with fees of numerous similar funds. In the case of each Fund, the Adviser's fee compared favorably with fees charged by other advisers. Finally, the Adviser has not shown excessively high profits from the fees it is paid by the Investment Company.

Economies of Scale

The Board concluded that the reasonableness of the Adviser's fees, particularly when compared to fees of similar funds that, in most cases, are many times the asset size of the Funds of the Investment Company demonstrates the fact that the Funds are benefiting from economies of scale. The Adviser utilizes the resources at its disposal efficiently. Its fees reflect cost savings and expense discounts, if any, that it realizes from volume increases.

Annual Shareholder Meeting

On May 5, 2008, the Investment Company held an Annual Shareholder Meeting for the purpose of electing the full Board of Directors. All 2,277,470,933 of the outstanding shares were cast for the vote. The number and percentage of votes cast for each Board member were as follows:

Name	Number of Shares Voted For	Percentage of Shares Voted For	Number of Shares Abstained	Percentage of Shares Abstained
Manfred Altstadt	2,225,824,070	97.73%	51,646,864	2.27%
Kevin M. Kearney	2,225,674,539	97.73%	51,796,394	2.27%
George T. Mertz	2,224,062,261	97.65%	53,408,673	2.35%
Howard J. Nolan	2,224,185,610	97.66%	53,285,323	2.34%
Margaret M. Smyth	2,227,212,602	97.79%	50,258,331	2.21%
Patrick J. Waide, Jr.	2,225,867,260	97.73%	51,503,674	2.27%

(This page has been left blank intentionally.)

MUTUAL OF AMERICA
LIFE INSURANCE COMPANY

320 PARK AVENUE
NEW YORK, NY 10022-6839

www.mutualofamerica.com

ITEM 2.    CODE OF ETHICS.

           Item not applicable to semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

           Item not applicable to semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

           Item not applicable to semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

           Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

           Schedule I – Portfolios of Investments in Securities follows:

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2008 (Unaudited)

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (3.7%)
Air Products & Chemicals, Inc.	12,943	1,279,545
Alcoa, Inc.	51,637	1,839,310
Allegheny Technologies, Inc.	6,207	367,951
Ashland, Inc.	3,566	171,881
Ball Corp.	6,013	287,061
Bemis Co., Inc.	6,173	138,399
Dow Chemical Co.	57,524	2,008,163
Du Pont (E.I.) de Nemours & Co.	55,907	2,397,851
Eastman Chemical Co.	4,763	327,980
Ecolab, Inc.	10,849	466,399
Freeport-McMoRan Copper & Gold, Inc.	23,991	2,811,505
Hercules, Inc.	7,023	118,899
Int’l. Flavors & Fragrances, Inc.	4,921	192,214
International Paper Co.	26,830	625,139
MeadWestvaco Corp.	10,862	258,950
Monsanto Co.	33,389	4,221,705
Newmont Mining Corp.	27,406	1,429,497
Nucor Corp.	19,500	1,456,065
Pactiv Corp.*	8,184	173,746
PPG Industries, Inc.	10,162	582,994
Praxair, Inc.	19,214	1,810,727
Rohm & Haas Co.	7,759	360,328
Sealed Air Corp.	10,106	192,115
Sigma-Aldrich Corp.	8,004	431,095
Titanium Metals Corp.	6,179	86,444
United States Steel Corp.	7,151	1,321,362
Vulcan Materials Co.	6,879	411,227
Weyerhaeuser Co.	13,344	682,412
		26,450,964
CONSUMER, CYCLICAL (8.2%)
Abercrombie & Fitch Co. Cl A	5,393	338,033
Amazon.com, Inc.*	19,551	1,433,675
Apollo Group, Inc. Cl A*	8,148	360,630
AutoNation, Inc.*	8,540	85,571
AutoZone, Inc.*	2,694	326,001
Bed Bath & Beyond, Inc.*	16,202	455,276
Best Buy Co., Inc.	21,635	856,746
Big Lots, Inc.*	5,183	161,917
Black & Decker Corp.	3,791	218,020
Carnival Corp.	27,571	908,740
CBS Corp. Cl B	42,118	820,880
Centex Corp.	7,870	105,222
Clear Channel Communications, Inc.	30,175	1,062,160
Coach, Inc.*	21,611	624,126
Comcast Corp. Cl A	187,772	3,562,035
Covidien Ltd.	31,039	1,486,458

D.R. Horton, Inc.	17,242	187,076
Darden Restaurants, Inc.	8,685	277,399
Dillard’s, Inc. Cl A	3,625	41,941
DIRECTV Group, Inc.*	43,918	1,137,915
Disney (Walt) Co.	118,404	3,694,205
Eastman Kodak Co.	18,244	263,261
Expedia, Inc.*	13,108	240,925
Family Dollar Stores, Inc.	8,746	174,395
Ford Motor Co.*	148,790	715,680
Fortune Brands, Inc.	9,473	591,210
GameStop Corp. Cl A*	10,253	414,221
Gannett Co., Inc.	14,330	310,531
Gap, Inc.	27,804	463,493
General Motors Corp.	36,517	419,946
Genuine Parts Co.	10,127	401,839
Goodyear Tire & Rubber Co.*	15,208	271,159
H&R Block, Inc.	21,035	450,149
Harley-Davidson, Inc.	14,878	539,476
Harman Int’l. Industries, Inc.	3,617	149,708
Hasbro, Inc.	8,592	306,906
Home Depot, Inc.	106,646	2,497,649
IAC/InterActiveCorp*	11,380	219,406
International Game Technology	19,422	485,162
Interpublic Group of Cos., Inc.*	29,400	252,840
Johnson Controls, Inc.	37,346	1,071,083
Jones Apparel Group, Inc.	5,471	75,226
KB Home	4,920	83,296
Kohl’s Corp.*	19,334	774,133
Leggett & Platt, Inc.	10,300	172,731
Lennar Corp. Cl A	8,797	108,555
Limited Brands, Inc.	19,072	321,363
Liz Claiborne, Inc.	5,896	83,428
Lowe’s Cos., Inc.	91,769	1,904,207
Macy’s, Inc	26,483	514,300
Marriott International, Inc. Cl A	19,391	508,820
Mattel, Inc.	22,427	383,950
McDonald’s Corp.	70,021	3,936,581
McGraw-Hill Cos., Inc.	19,733	791,688
Meredith Corp.	2,267	64,133
New York Times Co. Cl A	8,835	135,971
Newell Rubbermaid, Inc.	17,321	290,820
News Corp. Cl A	145,710	2,191,478
NIKE, Inc. Cl B	23,563	1,404,590
Nordstrom, Inc.	11,037	334,421
Office Depot, Inc.*	17,241	188,617
Omnicom Group, Inc.	19,635	881,219
Penney (J.C.) Co., Inc.	13,606	493,762
Polo Ralph Lauren Corp.	3,620	227,264
Pulte Homes, Inc.	13,539	130,381
RadioShack Corp.	8,305	101,902
Scripps Networks Interactive, Inc. Cl A - W/I*	5,560	213,226
Sears Hldgs. Corp.*	4,371	321,968

Sherwin-Williams Co.	6,023	276,636
Snap-On, Inc.	3,564	185,364
Stanley Works	4,870	218,322
Staples, Inc.	43,974	1,044,383
Starbucks Corp.*	46,001	724,056
Starwood Hotels & Resorts Worldwide, Inc.	11,765	471,424
Target Corp.	48,803	2,268,851
Tiffany & Co.	7,971	324,818
Time Warner, Inc.	221,324	3,275,595
TJX Cos., Inc.	26,293	827,441
V.F. Corp.	5,486	390,493
Viacom, Inc. Cl B*	39,092	1,193,870
Washington Post Co. Cl B	361	211,871
Wendy’s International, Inc.	5,372	146,226
Whirlpool Corp.	4,610	284,575
Wyndham Worldwide Corp.	11,272	201,882
Yum! Brands, Inc.	29,329	1,029,155
		58,096,057
CONSUMER, NON-CYCLICAL (10.5%)
Altria Group, Inc.	126,982	2,610,750
Anheuser-Busch Cos., Inc.	43,188	2,682,839
Archer-Daniels-Midland Co.	39,800	1,343,250
Avon Products, Inc.	26,639	959,537
Brown-Forman Corp. Cl B	5,140	388,430
Campbell Soup Co.	13,277	444,248
Clorox Co.	8,429	439,994
Coca-Cola Co.	121,032	6,291,243
Coca-Cola Enterprises, Inc.	17,373	300,553
Colgate-Palmolive Co.	31,570	2,181,487
ConAgra Foods, Inc.	29,441	567,622
Constellation Brands, Inc. Cl A*	11,766	233,673
Costco Wholesale Corp.	26,985	1,892,728
CVS Caremark Corp.	86,245	3,412,715
Dean Foods Co.*	9,152	179,562
Estee Lauder Cos., Inc. Cl A	7,109	330,213
General Mills, Inc.	20,211	1,228,222
Heinz (H.J.) Co.	19,279	922,500
Hershey Co.	10,374	340,060
Kellogg Co.	15,513	744,934
Kimberly-Clark Corp.	25,757	1,539,753
Kraft Foods, Inc. Cl A	93,272	2,653,588
Kroger Co.	39,836	1,150,065
Lorillard, Inc.*	10,673	738,145
McCormick & Co., Inc.	7,814	278,647
Molson Coors Brewing Co. Cl B	8,610	467,781
Pepsi Bottling Group, Inc.	8,046	224,644
PepsiCo, Inc.	97,220	6,182,220
Philip Morris Int’l., Inc.	128,143	6,328,983
Proctor & Gamble Co.	189,390	11,516,806
Reynolds American, Inc.	10,437	487,095
Safeway, Inc.	27,268	778,501

Sara Lee Corp.	43,369	531,270
Supervalu, Inc.	13,179	407,099
Sysco Corp.	37,228	1,024,142
Tyco Electronics	29,501	1,056,726
Tyson Foods, Inc. Cl A	16,226	242,416
UST, Inc.	9,020	492,582
Wal-Mart Stores, Inc.	144,265	8,107,693
Walgreen Co.	60,715	1,973,845
Whole Foods Market, Inc.	8,612	204,018
Wrigley (Wm.) Jr. Co.	12,916	1,004,607
		74,885,186
ENERGY (15.6%)
Anadarko Petroleum Corp.	28,696	2,147,609
Apache Corp.	20,300	2,821,700
Baker Hughes, Inc.	19,040	1,662,954
BJ Services Co.	17,683	564,795
Cabot Oil & Gas Corp.	5,920	400,962
Cameron International Corp.*	13,315	736,985
Chesapeake Energy Corp.	29,105	1,919,766
Chevron Corp.	125,588	12,449,538
ConocoPhillips	94,202	8,891,727
Consol Energy, Inc.	11,167	1,254,836
Devon Energy Corp.	27,105	3,256,937
El Paso Corp.	42,562	925,298
ENSCO International, Inc.	8,780	708,897
EOG Resources, Inc.	15,068	1,976,922
Exxon Mobil Corp.	322,256	28,400,431
Halliburton Co.	52,925	2,808,730
Hess Corp.	17,142	2,163,149
Marathon Oil Corp.	44,002	2,282,384
Massey Energy Co.	4,839	453,656
Murphy Oil Corp.	11,721	1,149,244
Nabors Industries Ltd.*	16,869	830,461
National Oilwell Varco, Inc.*	25,276	2,242,487
Noble Corp.	16,561	1,075,803
Noble Energy, Inc.	10,656	1,071,567
Occidental Petroleum Corp.	50,379	4,527,057
Peabody Energy Corp.	16,923	1,490,070
Range Resources Corp.	9,273	607,752
Rowan Cos., Inc.	6,759	315,983
Schlumberger Ltd.	72,636	7,803,285
Smith International, Inc.	12,408	1,031,601
Southwestern Energy Co.*	20,378	970,197
Spectra Energy Corp.	38,175	1,097,149
Sunoco, Inc.	7,303	297,159
Tesoro Corp.	8,731	172,612
Transocean, Inc.*	19,218	2,928,631
Valero Energy Corp.	33,348	1,373,271
Weatherford Int’l. Ltd.*	41,364	2,051,241
Williams Cos., Inc.	35,802	1,443,179
XTO Energy, Inc.	30,866	2,114,630
		110,420,655

FINANCIAL (14.0%)
ACE Ltd.	20,580	1,133,752
Aflac, Inc.	29,123	1,828,924
Allstate Corp.	33,808	1,541,307
American Capital Strategies Ltd.	12,625	300,096
American Express Co.	72,464	2,729,719
American Int’l. Group, Inc.	167,234	4,425,012
Ameriprise Financial, Inc.	13,926	566,370
Aon Corp.	18,380	844,377
Apartment Investment & Mgmt. Co. Cl A	5,617	191,315
Assurant, Inc.	5,911	389,890
AvalonBay Communities, Inc.	4,833	430,910
Bank of America Corp.	279,974	6,682,979
Bank of New York Mellon Corp.	70,079	2,651,089
BB&T Corp.	32,608	742,484
Boston Properties, Inc.	7,469	673,853
Capital One Financial Corp.	23,227	882,858
CB Richard Ellis Group, Inc. Cl A*	10,746	206,323
Charles Schwab Corp.	59,163	1,215,208
Chubb Corp.	22,489	1,102,186
Cincinnati Financial Corp.	9,825	249,555
CIT Group, Inc.	17,619	119,985
Citigroup, Inc.	345,390	5,788,736
CME Group, Inc.	3,391	1,299,397
Comerica, Inc.	8,874	227,441
Countrywide Financial Corp.	36,181	153,769
Developers Diversified Realty Corp.	7,400	256,854
Discover Financial Svcs.	29,795	392,400
E*Trade Financial Corp.*	29,253	91,854
Equity Residential	16,847	644,735
Federated Investors, Inc. Cl B	5,382	185,248
FHLMC	42,261	693,080
Fifth Third Bancorp	33,234	338,322
First Horizon National Corp.	11,607	86,240
FNMA	67,934	1,325,392
Franklin Resources, Inc.	9,857	903,394
General Growth Pptys., Inc.	16,745	586,577
Genworth Financial, Inc. Cl A	27,297	486,160
Goldman Sachs Group, Inc.	24,339	4,256,891
Hartford Financial Svcs. Group, Inc.	19,411	1,253,368
HCP, Inc.	14,592	464,172
Host Hotels & Resorts, Inc.	32,837	448,225
Hudson City Bancorp, Inc.	30,946	516,179
Huntington Bancshares, Inc.	17,431	100,577
IntercontinentalExchange, Inc.*	4,384	499,776
Janus Capital Group, Inc.	9,176	242,889
JPMorgan Chase & Co.	213,840	7,336,850
KeyCorp	29,446	323,317
Kimco Realty Corp.	15,759	544,001
Legg Mason, Inc.	8,685	378,405

Lehman Brothers Hldgs., Inc.	43,859	868,847
Leucadia National Corp.	11,065	519,391
Lincoln National Corp.	16,040	726,933
Loews Corp.	22,157	1,039,163
M&T Bank Corp.	4,845	341,766
Marsh & McLennan Cos., Inc.	31,415	834,068
Marshall & Ilsley Corp.	15,914	243,962
MBIA, Inc.	14,706	64,559
Merrill Lynch & Co., Inc.	62,867	1,993,513
MetLife, Inc.	43,957	2,319,611
MGIC Investment Corp.	7,820	47,780
Moody’s Corp.	12,540	431,878
Morgan Stanley	69,780	2,516,965
National City Corp.	48,031	229,108
Northern Trust Corp.	11,811	809,880
NYSE Euronext	16,657	843,844
Plum Creek Timber Co., Inc.	10,637	454,306
PNC Financial Svcs. Grp., Inc.	21,057	1,202,355
Principal Financial Grp., Inc.	16,255	682,222
Progressive Corp.	41,640	779,501
ProLogis	16,635	904,112
Prudential Financial, Inc.	27,202	1,625,047
Public Storage	7,651	618,124
Regions Financial Corp.	41,729	455,263
Safeco Corp.	5,440	365,350
Simon Property Group, Inc.	13,989	1,257,471
SLM Corp.*	28,808	557,435
Sovereign Bancorp, Inc.	27,763	204,336
State Street Corp.	26,191	1,675,962
SunTrust Banks, Inc.	22,147	802,164
T. Rowe Price Group, Inc.	16,563	935,313
Torchmark Corp.	5,491	322,047
Travelers Cos., Inc.	37,104	1,610,314
U.S. Bancorp	105,882	2,953,049
Unum Group	21,516	440,002
Vornado Realty Trust	8,347	734,536
Wachovia Corp.	134,054	2,081,859
Washington Mutual, Inc.	65,071	320,800
Wells Fargo & Co.	209,745	4,981,444
XL Capital Ltd. Cl A	11,527	236,995
Zions Bancorporation	6,587	207,425
		98,971,141
HEALTHCARE (11.3%)
Abbott Laboratories	95,087	5,036,758
Aetna, Inc.	29,961	1,214,319
Allergan, Inc.	19,065	992,333
AmerisourceBergen Corp.	9,775	390,902
Amgen, Inc.*	65,705	3,098,648
Applera Corp. - Applied Biosystems Group	10,233	342,601
Bard (C.R.), Inc.	6,145	540,453
Barr Pharmaceuticals, Inc.*	6,648	299,692

Baxter International, Inc.	38,173	2,440,782
Becton, Dickinson & Co.	14,950	1,215,435
Biogen Idec, Inc.*	18,220	1,018,316
Boston Scientific Corp.*	85,442	1,050,082
Bristol-Myers Squibb Co.	122,316	2,511,147
Cardinal Health, Inc.	21,945	1,131,923
Celgene Corp.*	27,186	1,736,370
CIGNA Corp.	17,369	614,689
Coventry Health Care, Inc.*	9,296	282,784
Express Scripts, Inc.*	15,536	974,418
Forest Laboratories, Inc.*	18,880	655,891
Genzyme Corp.*	16,466	1,185,881
Gilead Sciences, Inc.*	57,189	3,028,158
Hospira, Inc.*	9,677	388,144
Humana, Inc.*	10,435	415,000
IMS Health, Inc.	11,170	260,261
Intuitive Surgical, Inc.*	2,392	644,405
Johnson & Johnson	172,059	11,070,276
King Pharmaceuticals, Inc.*	15,555	162,861
Laboratory Corp. of America Hldgs.*	6,887	479,542
Lilly (Eli) & Co.	61,135	2,821,992
McKesson Corp.	16,469	920,782
Medco Health Solutions, Inc.*	30,790	1,453,288
Medtronic, Inc.	68,785	3,559,624
Merck & Co., Inc.	131,572	4,958,949
Millipore Corp.*	3,371	228,756
Mylan, Inc.*	19,154	231,189
Patterson Cos., Inc.*	8,060	236,883
PerkinElmer, Inc.	7,287	202,943
Pfizer, Inc.	419,103	7,321,729
Quest Diagnostics, Inc.	9,592	464,924
Schering-Plough Corp.	101,882	2,006,057
St. Jude Medical, Inc.*	20,893	854,106
Stryker Corp.	14,788	929,869
Tenet Healthcare Corp.*	29,852	165,977
Thermo Fisher Scientific, Inc.*	25,798	1,437,723
UnitedHealth Group, Inc.	76,655	2,012,194
Varian Medical Systems, Inc.*	7,817	405,311
Waters Corp.*	6,155	396,998
Watson Pharmaceuticals, Inc.*	6,350	172,530
WellPoint, Inc.*	32,668	1,556,957
Wyeth	81,021	3,885,767
Zimmer Hldgs., Inc.*	14,383	978,763
		80,385,382
INDUSTRIAL (10.9%)
3M Co.	43,462	3,024,521
AK Steel Hldg. Corp.	6,784	468,096
Allied Waste Industries, Inc.*	20,874	263,430
Avery Dennison Corp.	6,627	291,124
Boeing Co.	46,100	3,029,692
Burlington Northern Santa Fe Corp.	18,202	1,818,198

C.H. Robinson Worldwide, Inc.	10,747	589,365
Caterpillar, Inc.	37,506	2,768,693
Cintas Corp.	8,191	217,143
Cooper Industries Ltd. Cl A	10,685	422,058
CSX Corp.	25,138	1,578,918
Cummins, Inc.	12,649	828,762
Danaher Corp.	15,835	1,224,046
Deere & Co.	26,756	1,929,910
Donnelley (R.R.) & Sons Co.	13,109	389,206
Dover Corp.	11,747	568,202
Eaton Corp.	10,284	873,831
Emerson Electric Co.	48,010	2,374,095
Equifax, Inc.	8,061	271,011
Expeditors Int’l. of Washington, Inc.	13,347	573,921
FedEx Corp.	19,056	1,501,422
Fluor Corp.	5,360	997,389
General Dynamics Corp.	24,796	2,087,823
General Electric Co.	615,456	16,426,521
Goodrich Corp.	7,609	361,123
Grainger (W.W.), Inc.	4,050	331,290
Honeywell International, Inc.	45,855	2,305,589
Illinois Tool Works, Inc.	24,507	1,164,328
Ingersoll-Rand Co. Ltd. Cl A	19,549	731,705
ITT Corp.	11,222	710,689
Jacobs Engineering Group, Inc.*	7,612	614,288
L-3 Communications Hldgs., Inc.	7,517	683,070
Lockheed Martin Corp.	20,684	2,040,683
Manitowoc Co., Inc.	8,239	268,015
Masco Corp.	22,527	354,350
Monster Worldwide, Inc.*	7,817	161,108
Norfolk Southern Corp.	23,166	1,451,813
Northrop Grumman Corp.	21,146	1,414,667
PACCAR, Inc.	23,087	965,729
Pall Corp.	7,418	294,346
Parker Hannifin Corp.	10,521	750,358
Pitney Bowes, Inc.	12,837	437,742
Precision Castparts Corp.	8,424	811,821
Raytheon Co.	25,816	1,452,924
Robert Half Int’l., Inc.	9,784	234,522
Rockwell Automation, Inc.	9,064	396,369
Rockwell Collins, Inc.	9,974	478,353
Ryder System, Inc.	3,556	244,937
Southwest Airlines Co.	46,587	607,494
Terex Corp.*	6,254	321,268
Textron, Inc.	15,437	739,895
Tyco International Ltd.	29,595	1,184,984
Union Pacific Corp.	31,746	2,396,823
United Parcel Service, Inc. Cl B	62,354	3,832,900
United Technologies Corp.	59,166	3,650,542
Waste Management, Inc.	30,371	1,145,290
		77,056,392

TECHNOLOGY (15.9%)
Adobe Systems, Inc.*	33,500	1,319,565
Advanced Micro Devices, Inc.*	38,585	224,951
Affiliated Computer Svcs., Inc. Cl A*	5,863	313,612
Agilent Technologies, Inc.*	22,079	784,688
Akamai Technologies, Inc.*	10,425	362,686
Altera Corp.	18,559	384,171
Analog Devices, Inc.	17,844	566,904
Apple, Inc.*	55,085	9,223,432
Applied Materials, Inc.	83,286	1,589,930
Autodesk, Inc.*	14,347	485,072
Automatic Data Processing, Inc.	31,697	1,328,104
BMC Software, Inc.*	11,875	427,500
Broadcom Corp. Cl A*	27,716	756,370
CA, Inc.	24,532	566,444
Ciena Corp.*	5,483	127,041
Cisco Systems, Inc.*	372,173	8,656,744
Citrix Systems, Inc.*	11,498	338,156
Cognizant Technology Solutions Inc. Cl A*	18,458	600,070
Computer Sciences Corp.*	9,272	434,300
Compuware Corp.*	16,336	155,845
Convergys Corp.*	7,589	112,773
Corning, Inc.	97,269	2,242,050
Dell, Inc.*	126,880	2,776,134
eBay, Inc.*	69,432	1,897,577
Electronic Arts, Inc.*	19,884	883,446
Electronic Data Systems Corp.	30,390	748,810
EMC Corp.*	129,572	1,903,413
Fidelity Nat’l. Information Svcs., Inc.	10,626	392,206
Fiserv, Inc.*	10,109	458,645
Google, Inc.*	14,421	7,591,503
Hewlett-Packard Co.	153,825	6,800,603
Int’l. Business Machines Corp.	84,744	10,044,706
Intel Corp.	354,057	7,605,144
Intuit, Inc.*	19,988	551,069
Jabil Circuit, Inc.	12,671	207,931
JDS Uniphase Corp.*	14,429	163,913
Juniper Networks, Inc.*	32,837	728,325
KLA-Tencor Corp.	10,634	432,910
Lexmark International, Inc. Cl A*	5,957	199,143
Linear Technology Corp.	13,776	448,684
LSI Corp.*	39,330	241,486
MEMC Electronic Materials, Inc.*	14,292	879,530
Microchip Technology, Inc.	11,396	348,034
Micron Technology, Inc.*	47,553	285,318
Microsoft Corp.	498,589	13,716,183
Molex, Inc.	8,669	211,610
Motorola, Inc.	138,286	1,015,019
National Semiconductor Corp.	13,476	276,797
NetApp, Inc.*	21,431	464,195
Novell, Inc.*	22,065	129,963
Novellus Systems, Inc.*	6,180	130,954

Nvidia Corp.*	34,033	637,098
Oracle Corp.*	248,350	5,215,350
Paychex, Inc.	19,926	623,285
QLogic Corp.*	8,172	119,229
QUALCOMM, Inc.	102,125	4,531,286
SanDisk Corp.*	15,138	283,081
Sun Microsystems, Inc.*	49,110	534,317
Symantec Corp.*	53,101	1,027,504
Tellabs, Inc.*	24,522	114,027
Teradata Corp.*	11,043	255,535
Teradyne, Inc.*	10,737	118,859
Texas Instruments, Inc.	81,946	2,307,599
Total System Services, Inc.	12,303	273,373
Unisys Corp.*	22,401	88,484
VeriSign, Inc.*	12,055	455,679
Western Union Co.	41,464	1,024,990
Xerox Corp.	55,325	750,207
Xilinx, Inc.	17,328	437,532
Yahoo!, Inc.*	85,513	1,766,699
		113,097,793
TELECOMMUNICATIONS (3.2%)
American Tower Corp. Cl A*	24,645	1,041,251
AT&T, Inc.	365,799	12,323,768
CenturyTel, Inc.	6,582	234,253
Citizens Communications Co.	19,806	224,600
Embarq Corp.	9,011	425,950
Qwest Communications Int’l., Inc.	95,772	376,384
Sprint Nextel Corp.	179,376	1,704,072
Verizon Communications, Inc.	177,831	6,295,217
Windstream Corp.	27,654	341,250
		22,966,745
UTILITIES (3.9%)
AES Corp.*	41,984	806,513
Allegheny Energy, Inc.	10,452	523,750
Ameren Corp.	12,852	542,740
American Electric Power Co., Inc.	24,761	996,135
CenterPoint Energy, Inc.	20,272	325,366
CMS Energy Corp.	13,867	206,618
Consolidated Edison, Inc.	16,735	654,171
Constellation Energy Group, Inc.	10,978	901,294
Dominion Resources, Inc.	35,220	1,672,598
DTE Energy Co.	10,035	425,885
Duke Energy Corp.	78,529	1,364,834
Dynegy, Inc. Cl A*	31,244	267,136
Edison International	20,127	1,034,125
Entergy Corp.	11,763	1,417,206
Exelon Corp.	40,177	3,614,323
FirstEnergy Corp.	18,534	1,525,904
FPL Group, Inc.	25,116	1,647,107
Integrys Energy Group, Inc.	4,650	236,359

Nicor, Inc.	2,773	118,102
NiSource, Inc.	16,712	299,479
Pepco Hldgs., Inc.	12,366	317,188
PG&E Corp.	21,856	867,465
Pinnacle West Capital Corp.	6,180	190,159
PPL Corp.	22,793	1,191,390
Progress Energy, Inc.	15,959	667,565
Public Svc. Enterprise Group, Inc.	31,448	1,444,407
Questar Corp.	10,620	754,445
Sempra Energy	15,383	868,370
Southern Co.	47,025	1,642,113
TECO Energy, Inc.	13,019	279,778
Xcel Energy, Inc.	26,376	529,366
		27,331,891
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $608,268,258) 97.2%		$689,662,206

	Rating **	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (1)	AAA	1.69	08/07/08	2,100,000	2,096,344
U.S. GOVERNMENT AGENCIES (2.4%)
FHLMC	AAA	2.03	07/01/08	17,000,000	17,000,000
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $19,096,344) 2.7%					$19,096,344

TEMPORARY CASH INVESTMENTS (2) (Cost: $48,800) 0.0% (3)					$48,800

TOTAL INVESTMENTS (Cost: $627,413,402) 99.9%					708,807,350

OTHER NET ASSETS 0.1%					479,057

NET ASSETS 100.0%					$709,286,407

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2008 (Unaudited)

	Shares	Value($)
INDEXED ASSETS :
COMMON STOCKS:
BASIC MATERIALS (2.1%)
Air Products & Chemicals, Inc.	3,268	323,074
Alcoa, Inc.	13,037	464,378
Allegheny Technologies, Inc.	1,567	92,892
Ashland, Inc.	900	43,380
Ball Corp.	1,518	72,469
Bemis Co., Inc.	1,558	34,930
Dow Chemical Co.	14,524	507,033
Du Pont (E.I.) de Nemours & Co.	14,115	605,392
Eastman Chemical Co.	1,203	82,839
Ecolab, Inc.	2,739	117,750
Freeport-McMoRan Copper & Gold, Inc.	6,057	709,820
Hercules, Inc.	1,773	30,017
Int’l. Flavors & Fragrances, Inc.	1,243	48,552
International Paper Co.	6,774	157,834
MeadWestvaco Corp.	2,742	65,369
Monsanto Co.	8,430	1,065,889
Newmont Mining Corp.	6,920	360,947
Nucor Corp.	4,923	367,600
Pactiv Corp.*	2,066	43,861
PPG Industries, Inc.	2,565	147,154
Praxair, Inc.	4,851	457,158
Rohm & Haas Co.	1,959	90,976
Sealed Air Corp.	2,551	48,495
Sigma-Aldrich Corp.	2,020	108,797
Titanium Metals Corp.	1,560	21,824
United States Steel Corp.	1,806	333,713
Vulcan Materials Co.	1,736	103,778
Weyerhaeuser Co.	3,369	172,291
		6,678,212
CONSUMER, CYCLICAL (4.6%)
Abercrombie & Fitch Co. Cl A	1,361	85,307
Amazon.com, Inc.*	4,936	361,957
Apollo Group, Inc. Cl A*	2,057	91,043
AutoNation, Inc.*	2,156	21,603
AutoZone, Inc.*	680	82,287
Bed Bath & Beyond, Inc.*	4,090	114,929
Best Buy Co., Inc.	5,463	216,335
Big Lots, Inc.*	1,308	40,862
Black & Decker Corp.	957	55,037
Carnival Corp.	6,961	229,435
CBS Corp. Cl B	10,633	207,237
Centex Corp.	1,987	26,566

Clear Channel Communications, Inc.	7,619	268,189
Coach, Inc.*	5,457	157,598
Comcast Corp. Cl A	47,408	899,330
Covidien Ltd.	7,836	375,266
D.R. Horton, Inc.	4,353	47,230
Darden Restaurants, Inc.	2,193	70,044
Dillard’s, Inc. Cl A	915	10,587
DIRECTV Group, Inc.*	11,088	287,290
Disney (Walt) Co.	29,894	932,693
Eastman Kodak Co.	4,606	66,465
Expedia, Inc.*	3,309	60,819
Family Dollar Stores, Inc.	2,208	44,028
Ford Motor Co.*	37,565	180,688
Fortune Brands, Inc.	2,392	149,285
GameStop Corp. Cl A*	2,588	104,555
Gannett Co., Inc.	3,618	78,402
Gap, Inc.	7,020	117,023
General Motors Corp.	9,219	106,019
Genuine Parts Co.	2,557	101,462
Goodyear Tire & Rubber Co.*	3,839	68,449
H&R Block, Inc.	5,311	113,655
Harley-Davidson, Inc.	3,756	136,193
Harman Int’l. Industries, Inc.	914	37,830
Hasbro, Inc.	2,170	77,512
Home Depot, Inc.	26,925	630,584
IAC/InterActiveCorp*	2,873	55,391
International Game Technology	4,903	122,477
Interpublic Group of Cos., Inc.*	7,422	63,829
Johnson Controls, Inc.	9,429	270,424
Jones Apparel Group, Inc.	1,381	18,989
KB Home	1,242	21,027
Kohl’s Corp.*	4,881	195,435
Leggett & Platt, Inc.	2,601	43,619
Lennar Corp. Cl A	2,221	27,407
Limited Brands, Inc.	4,816	81,150
Liz Claiborne, Inc.	1,489	21,069
Lowe’s Cos., Inc.	23,169	480,757
Macy’s, Inc	6,687	129,862
Marriott International, Inc. Cl A	4,895	128,445
Mattel, Inc.	5,662	96,933
McDonald’s Corp.	17,679	993,913
McGraw-Hill Cos., Inc.	4,983	199,918
Meredith Corp.	573	16,210
New York Times Co. Cl A	2,231	34,335
Newell Rubbermaid, Inc.	4,373	73,423
News Corp. Cl A	36,788	553,292

NIKE, Inc. Cl B	5,949	354,620
Nordstrom, Inc.	2,786	84,416
Office Depot, Inc.*	4,353	47,622
Omnicom Group, Inc.	4,958	222,515
Penney (J.C.) Co., Inc.	3,435	124,656
Polo Ralph Lauren Corp.	914	57,381
Pulte Homes, Inc.	3,418	32,915
RadioShack Corp.	2,096	25,718
Scripps Networks Interactive, Inc. Cl A - W/I*	1,403	53,805
Sears Hldgs. Corp.*	1,104	81,321
Sherwin-Williams Co.	1,521	69,860
Snap-On, Inc.	900	46,809
Stanley Works	1,229	55,096
Staples, Inc.	11,102	263,673
Starbucks Corp.*	11,614	182,804
Starwood Hotels & Resorts Worldwide, Inc.	2,970	119,008
Target Corp.	12,322	572,850
Tiffany & Co.	2,012	81,989
Time Warner, Inc.	55,879	827,009
TJX Cos., Inc.	6,639	208,929
V.F. Corp.	1,385	98,584
Viacom, Inc. Cl B*	9,870	301,430
Washington Post Co. Cl B	91	53,408
Wendy’s International, Inc.	1,357	36,938
Whirlpool Corp.	1,164	71,854
Wyndham Worldwide Corp.	2,845	50,954
Yum! Brands, Inc.	7,405	259,841
		14,667,704
CONSUMER, NON-CYCLICAL (5.9%)
Altria Group, Inc.	32,060	659,154
Anheuser-Busch Cos., Inc.	10,904	677,356
Archer-Daniels-Midland Co.	10,048	339,120
Avon Products, Inc.	6,725	242,235
Brown-Forman Corp. Cl B	1,298	98,090
Campbell Soup Co.	3,353	112,191
Clorox Co.	2,129	111,134
Coca-Cola Co.	30,558	1,588,405
Coca-Cola Enterprises, Inc.	4,387	75,895
Colgate-Palmolive Co.	7,970	550,727
ConAgra Foods, Inc.	7,434	143,328
Constellation Brands, Inc. Cl A*	2,971	59,004
Costco Wholesale Corp.	6,813	477,864
CVS Caremark Corp.	21,977	869,630
Dean Foods Co.*	2,311	45,342
Estee Lauder Cos., Inc. Cl A	1,794	83,331
General Mills, Inc.	5,103	310,109
Heinz (H.J.) Co.	4,868	232,934

Hershey Co.	2,619	85,851
Kellogg Co.	3,917	188,094
Kimberly-Clark Corp.	6,503	388,749
Kraft Foods, Inc. Cl A	23,549	669,969
Kroger Co.	10,058	290,374
Lorillard, Inc.*	2,694	186,317
McCormick & Co., Inc.	1,973	70,357
Molson Coors Brewing Co. Cl B	2,174	118,113
Pepsi Bottling Group, Inc.	2,032	56,733
PepsiCo, Inc.	24,546	1,560,880
Philip Morris Int’l., Inc.	32,354	1,597,964
Proctor & Gamble Co.	47,817	2,907,752
Reynolds American, Inc.	2,635	122,975
Safeway, Inc.	6,884	196,538
Sara Lee Corp.	10,950	134,138
Supervalu, Inc.	3,327	102,771
Sysco Corp.	9,399	258,566
Tyco Electronics	7,449	266,823
Tyson Foods, Inc. Cl A	4,097	61,209
UST, Inc.	2,278	124,402
Wal-Mart Stores, Inc.	36,424	2,047,029
Walgreen Co.	15,329	498,346
Whole Foods Market, Inc.	2,174	51,502
Wrigley (Wm.) Jr. Co.	3,261	253,641
		18,914,942
ENERGY (8.7%)
Anadarko Petroleum Corp.	7,246	542,291
Apache Corp.	5,126	712,514
Baker Hughes, Inc.	4,807	419,843
BJ Services Co.	4,465	142,612
Cabot Oil & Gas Corp.	1,494	101,189
Cameron International Corp.*	3,362	186,087
Chesapeake Energy Corp.	7,349	484,740
Chevron Corp.	31,708	3,143,214
ConocoPhillips	23,784	2,244,972
Consol Energy, Inc.	2,820	316,883
Devon Energy Corp.	6,844	822,375
El Paso Corp.	10,746	233,618
ENSCO International, Inc.	2,217	179,001
EOG Resources, Inc.	3,805	499,216
Exxon Mobil Corp.	81,362	7,170,416
Halliburton Co.	13,363	709,174
Hess Corp.	4,328	546,150
Marathon Oil Corp.	11,109	576,224
Massey Energy Co.	1,221	114,469
Murphy Oil Corp.	2,959	290,130
Nabors Industries Ltd.*	4,259	209,671

National Oilwell Varco, Inc.*	6,381	566,122
Noble Corp.	4,181	271,598
Noble Energy, Inc.	2,690	270,506
Occidental Petroleum Corp.	12,720	1,143,019
Peabody Energy Corp.	4,272	376,150
Range Resources Corp.	2,341	153,429
Rowan Cos., Inc.	1,707	79,802
Schlumberger Ltd.	18,339	1,970,159
Smith International, Inc.	3,132	260,394
Southwestern Energy Co.*	5,145	244,953
Spectra Energy Corp.	9,639	277,025
Sunoco, Inc.	1,844	75,032
Tesoro Corp.	2,204	43,573
Transocean, Inc.*	4,853	739,549
Valero Energy Corp.	8,419	346,694
Weatherford Int’l. Ltd.*	10,444	517,918
Williams Cos., Inc.	9,040	364,402
XTO Energy, Inc.	7,793	533,898
		27,879,012
FINANCIAL (7.7%)
ACE Ltd.	5,196	286,248
Aflac, Inc.	7,353	461,768
Allstate Corp.	8,536	389,156
American Capital Strategies Ltd.	3,187	75,755
American Express Co.	18,295	689,173
American Int’l. Group, Inc.	42,222	1,117,194
Ameriprise Financial, Inc.	3,516	142,996
Aon Corp.	4,641	213,208
Apartment Investment & Mgmt. Co. Cl A	1,418	48,297
Assurant, Inc.	1,492	98,412
AvalonBay Communities, Inc.	1,220	108,775
Bank of America Corp.	70,685	1,687,251
Bank of New York Mellon Corp.	17,694	669,364
BB&T Corp.	8,233	187,465
Boston Properties, Inc.	1,885	170,065
Capital One Financial Corp.	5,864	222,891
CB Richard Ellis Group, Inc. Cl A*	2,713	52,090
Charles Schwab Corp.	14,937	306,806
Chubb Corp.	5,678	278,279
Cincinnati Financial Corp.	2,481	63,017
CIT Group, Inc.	4,449	30,298
Citigroup, Inc.	87,202	1,461,506
CME Group, Inc.	856	328,011
Comerica, Inc.	2,241	57,437
Countrywide Financial Corp.	9,134	38,820
Developers Diversified Realty Corp.	1,868	64,838
Discover Financial Svcs.	7,522	99,065

E*Trade Financial Corp.*	7,385	23,189
Equity Residential	4,253	162,762
Federated Investors, Inc. Cl B	1,358	46,742
FHLMC	10,669	174,972
Fifth Third Bancorp	8,390	85,410
First Horizon National Corp.	2,930	21,770
FNMA	17,151	334,616
Franklin Resources, Inc.	2,488	228,025
General Growth Pptys., Inc.	4,227	148,072
Genworth Financial, Inc. Cl A	6,891	122,729
Goldman Sachs Group, Inc.	6,146	1,074,935
Hartford Financial Svcs. Group, Inc.	4,901	316,458
HCP, Inc.	3,684	117,188
Host Hotels & Resorts, Inc.	8,290	113,159
Hudson City Bancorp, Inc.	7,814	130,338
Huntington Bancshares, Inc.	4,401	25,394
IntercontinentalExchange, Inc.*	1,106	126,084
Janus Capital Group, Inc.	2,316	61,305
JPMorgan Chase & Co.	53,988	1,852,328
KeyCorp	7,435	81,636
Kimco Realty Corp.	3,978	137,321
Legg Mason, Inc.	2,192	95,505
Lehman Brothers Hldgs., Inc.	11,073	219,356
Leucadia National Corp.	2,793	131,103
Lincoln National Corp.	4,050	183,546
Loews Corp.	5,594	262,359
M&T Bank Corp.	1,223	86,270
Marsh & McLennan Cos., Inc.	7,932	210,595
Marshall & Ilsley Corp.	4,018	61,596
MBIA, Inc.	3,713	16,300
Merrill Lynch & Co., Inc.	15,872	503,301
MetLife, Inc.	11,098	585,641
MGIC Investment Corp.	1,974	12,061
Moody’s Corp.	3,166	109,037
Morgan Stanley	17,617	635,445
National City Corp.	12,126	57,841
Northern Trust Corp.	2,982	204,476
NYSE Euronext	4,205	213,025
Plum Creek Timber Co., Inc.	2,685	114,676
PNC Financial Svcs. Grp., Inc.	5,316	303,544
Principal Financial Grp., Inc.	4,104	172,245
Progressive Corp.	10,514	196,822
ProLogis	4,200	228,270
Prudential Financial, Inc.	6,868	410,294
Public Storage	1,932	156,086
Regions Financial Corp.	10,536	114,948

Safeco Corp.	1,374	92,278
Simon Property Group, Inc.	3,531	317,402
SLM Corp.*	7,273	140,733
Sovereign Bancorp, Inc.	7,010	51,594
State Street Corp.	6,613	423,166
SunTrust Banks, Inc.	5,591	202,506
T. Rowe Price Group, Inc.	4,181	236,101
Torchmark Corp.	1,387	81,348
Travelers Cos., Inc.	9,368	406,571
U.S. Bancorp	26,733	745,583
Unum Group	5,432	111,084
Vornado Realty Trust	2,107	185,416
Wachovia Corp.	33,845	525,613
Washington Mutual, Inc.	16,429	80,995
Wells Fargo & Co.	52,955	1,257,681
XL Capital Ltd. Cl A	2,910	59,830
Zions Bancorporation	1,663	52,368
		24,987,229
HEALTHCARE (6.3%)
Abbott Laboratories	24,008	1,271,704
Aetna, Inc.	7,565	306,609
Allergan, Inc.	4,813	250,517
AmerisourceBergen Corp.	2,468	98,695
Amgen, Inc.*	16,589	782,337
Applera Corp. - Applied Biosystems Group	2,584	86,512
Bard (C.R.), Inc.	1,552	136,498
Barr Pharmaceuticals, Inc.*	1,679	75,689
Baxter International, Inc.	9,638	616,254
Becton, Dickinson & Co.	3,775	306,908
Biogen Idec, Inc.*	4,600	257,094
Boston Scientific Corp.*	21,572	265,120
Bristol-Myers Squibb Co.	30,881	633,987
Cardinal Health, Inc.	5,541	285,805
Celgene Corp.*	6,863	438,340
CIGNA Corp.	4,385	155,185
Coventry Health Care, Inc.*	2,347	71,396
Express Scripts, Inc.*	3,923	246,051
Forest Laboratories, Inc.*	4,767	165,606
Genzyme Corp.*	4,158	299,459
Gilead Sciences, Inc.*	14,439	764,545
Hospira, Inc.*	2,444	98,029
Humana, Inc.*	2,635	104,794
IMS Health, Inc.	2,820	65,706
Intuitive Surgical, Inc.*	604	162,718
Johnson & Johnson	43,441	2,794,994
King Pharmaceuticals, Inc.*	3,927	41,116
Laboratory Corp. of America Hldgs.*	1,738	121,017

Lilly (Eli) & Co.	15,435	712,480
McKesson Corp.	4,158	232,474
Medco Health Solutions, Inc.*	7,774	366,933
Medtronic, Inc.	17,367	898,742
Merck & Co., Inc.	33,219	1,252,024
Millipore Corp.*	851	57,749
Mylan, Inc.*	4,836	58,371
Patterson Cos., Inc.*	2,035	59,809
PerkinElmer, Inc.	1,839	51,216
Pfizer, Inc.	105,813	1,848,553
Quest Diagnostics, Inc.	2,422	117,394
Schering-Plough Corp.	25,722	506,466
St. Jude Medical, Inc.*	5,275	215,642
Stryker Corp.	3,733	234,731
Tenet Healthcare Corp.*	7,536	41,900
Thermo Fisher Scientific, Inc.*	6,513	362,969
UnitedHealth Group, Inc.	19,354	508,043
Varian Medical Systems, Inc.*	1,973	102,300
Waters Corp.*	1,554	100,233
Watson Pharmaceuticals, Inc.*	1,604	43,581
WellPoint, Inc.*	8,248	393,100
Wyeth	20,456	981,070
Zimmer Hldgs., Inc.*	3,631	247,090
		20,295,555
INDUSTRIAL (6.0%)
3M Co.	10,974	763,681
AK Steel Hldg. Corp.	1,712	118,128
Allied Waste Industries, Inc.*	5,270	66,507
Avery Dennison Corp.	1,673	73,495
Boeing Co.	11,639	764,915
Burlington Northern Santa Fe Corp.	4,596	459,094
C.H. Robinson Worldwide, Inc.	2,713	148,781
Caterpillar, Inc.	9,470	699,075
Cintas Corp.	2,068	54,823
Cooper Industries Ltd. Cl A	2,698	106,571
CSX Corp.	6,346	398,592
Cummins, Inc.	3,193	209,205
Danaher Corp.	3,998	309,045
Deere & Co.	6,756	487,310
Donnelley (R.R.) & Sons Co.	3,310	98,274
Dover Corp.	2,966	143,465
Eaton Corp.	2,596	220,582
Emerson Electric Co.	12,122	599,433
Equifax, Inc.	2,035	68,417
Expeditors Int’l. of Washington, Inc.	3,370	144,910
FedEx Corp.	4,812	379,137
Fluor Corp.	1,354	251,952

General Dynamics Corp.	6,260	527,092
General Electric Co.	155,388	4,147,306
Goodrich Corp.	1,921	91,171
Grainger (W.W.), Inc.	1,023	83,681
Honeywell International, Inc.	11,578	582,142
Illinois Tool Works, Inc.	6,188	293,992
Ingersoll-Rand Co. Ltd. Cl A	4,935	184,717
ITT Corp.	2,833	179,414
Jacobs Engineering Group, Inc.*	1,922	155,105
L-3 Communications Hldgs., Inc.	1,898	172,471
Lockheed Martin Corp.	5,223	515,301
Manitowoc Co., Inc.	2,080	67,662
Masco Corp.	5,687	89,457
Monster Worldwide, Inc.*	1,973	40,664
Norfolk Southern Corp.	5,849	366,557
Northrop Grumman Corp.	5,338	357,112
PACCAR, Inc.	5,829	243,827
Pall Corp.	1,873	74,321
Parker Hannifin Corp.	2,656	189,426
Pitney Bowes, Inc.	3,241	110,518
Precision Castparts Corp.	2,127	204,979
Raytheon Co.	6,518	366,833
Robert Half Int’l., Inc.	2,471	59,230
Rockwell Automation, Inc.	2,289	100,098
Rockwell Collins, Inc.	2,519	120,811
Ryder System, Inc.	898	61,854
Southwest Airlines Co.	11,762	153,376
Terex Corp.*	1,579	81,113
Textron, Inc.	3,897	186,783
Tyco International Ltd.	7,472	299,179
Union Pacific Corp.	8,015	605,133
United Parcel Service, Inc. Cl B	15,743	967,722
United Technologies Corp.	14,938	921,675
Waste Management, Inc.	7,668	289,160
		19,455,274
TECHNOLOGY (8.9%)
Adobe Systems, Inc.*	8,458	333,161
Advanced Micro Devices, Inc.*	9,741	56,790
Affiliated Computer Svcs., Inc. Cl A*	1,481	79,219
Agilent Technologies, Inc.*	5,575	198,136
Akamai Technologies, Inc.*	2,632	91,567
Altera Corp.	4,686	97,000
Analog Devices, Inc.	4,506	143,156
Apple, Inc.*	13,907	2,328,588
Applied Materials, Inc.	21,028	401,425
Autodesk, Inc.*	3,622	122,460
Automatic Data Processing, Inc.	8,003	335,326

BMC Software, Inc.*	2,998	107,928
Broadcom Corp. Cl A*	6,998	190,975
CA, Inc.	6,193	142,996
Ciena Corp.*	1,384	32,067
Cisco Systems, Inc.*	93,964	2,185,603
Citrix Systems, Inc.*	2,903	85,377
Cognizant Technology Solutions Inc. Cl A*	4,660	151,497
Computer Sciences Corp.*	2,341	109,652
Compuware Corp.*	4,125	39,353
Convergys Corp.*	1,916	28,472
Corning, Inc.	24,558	566,062
Dell, Inc.*	32,033	700,882
eBay, Inc.*	17,529	479,068
Electronic Arts, Inc.*	5,020	223,039
Electronic Data Systems Corp.	7,673	189,063
EMC Corp.*	32,714	480,569
Fidelity Nat’l. Information Svcs., Inc.	2,682	98,993
Fiserv, Inc.*	2,553	115,830
Google, Inc.*	3,641	1,916,695
Hewlett-Packard Co.	38,837	1,716,984
Int’l. Business Machines Corp.	21,396	2,536,068
Intel Corp.	89,391	1,920,119
Intuit, Inc.*	5,047	139,146
Jabil Circuit, Inc.	3,199	52,496
JDS Uniphase Corp.*	3,643	41,384
Juniper Networks, Inc.*	8,290	183,872
KLA-Tencor Corp.	2,684	109,266
Lexmark International, Inc. Cl A*	1,504	50,279
Linear Technology Corp.	3,478	113,278
LSI Corp.*	9,930	60,970
MEMC Electronic Materials, Inc.*	3,608	222,036
Microchip Technology, Inc.	2,878	87,894
Micron Technology, Inc.*	12,006	72,036
Microsoft Corp.	125,882	3,463,014
Molex, Inc.	2,188	53,409
Motorola, Inc.	34,914	256,269
National Semiconductor Corp.	3,403	69,898
NetApp, Inc.*	5,411	117,202
Novell, Inc.*	5,570	32,807
Novellus Systems, Inc.*	1,561	33,078
Nvidia Corp.*	8,593	160,861
Oracle Corp.*	62,702	1,316,742
Paychex, Inc.	5,031	157,370
QLogic Corp.*	2,064	30,114
QUALCOMM, Inc.	25,784	1,144,036
SanDisk Corp.*	3,822	71,471
Sun Microsystems, Inc.*	12,399	134,901

Symantec Corp.*	13,406	259,406
Tellabs, Inc.*	6,191	28,788
Teradata Corp.*	2,788	64,514
Teradyne, Inc.*	2,711	30,011
Texas Instruments, Inc.	20,689	582,602
Total System Services, Inc.	3,106	69,015
Unisys Corp.*	5,655	22,337
VeriSign, Inc.*	3,043	115,025
Western Union Co.	10,469	258,794
Xerox Corp.	13,968	189,406
Xilinx, Inc.	4,375	110,469
Yahoo!, Inc.*	21,590	446,049
		28,554,365
TELECOMMUNICATIONS (1.8%)
American Tower Corp. Cl A*	6,223	262,922
AT&T, Inc.	92,355	3,111,440
CenturyTel, Inc.	1,661	59,115
Citizens Communications Co.	5,001	56,711
Embarq Corp.	2,275	107,539
Qwest Communications Int’l., Inc.	24,180	95,027
Sprint Nextel Corp.	45,288	430,236
Verizon Communications, Inc.	44,898	1,589,389
Windstream Corp.	6,982	86,158
		5,798,537
UTILITIES (2.1%)
AES Corp.*	10,599	203,607
Allegheny Energy, Inc.	2,638	132,190
Ameren Corp.	3,245	137,036
American Electric Power Co., Inc.	6,251	251,478
CenterPoint Energy, Inc.	5,118	82,144
CMS Energy Corp.	3,501	52,165
Consolidated Edison, Inc.	4,226	165,194
Constellation Energy Group, Inc.	2,771	227,499
Dominion Resources, Inc.	8,893	422,329
DTE Energy Co.	2,534	107,543
Duke Energy Corp.	19,826	344,576
Dynegy, Inc. Cl A*	7,888	67,442
Edison International	5,081	261,062
Entergy Corp.	2,970	357,826
Exelon Corp.	10,144	912,554
FirstEnergy Corp.	4,680	385,304
FPL Group, Inc.	6,341	415,843
Integrys Energy Group, Inc.	1,175	59,725
Nicor, Inc.	701	29,856
NiSource, Inc.	4,220	75,622
Pepco Hldgs., Inc.	3,123	80,105
PG&E Corp.	5,519	219,049

Pinnacle West Capital Corp.	1,561	48,032
PPL Corp.	5,755	300,814
Progress Energy, Inc.	4,030	168,575
Public Svc. Enterprise Group, Inc.	7,940	364,684
Questar Corp.	2,682	190,529
Sempra Energy	3,884	219,252
Southern Co.	11,873	414,605
TECO Energy, Inc.	3,287	70,638
Xcel Energy, Inc.	6,660	133,666
		6,900,944
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $166,804,218) 54.1%		$174,131,774

	Rating **	Rate(%)	Maturity	Face Amount($)	Value($)
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (1)	AAA	1.69	08/07/08	1,500,000	1,497,388
U.S. GOVERNMENT AGENCIES (2.4%)
FFCB	AAA	2.00	07/01/08	7,800,000	7,800,000
TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $9,297,388) 2.9%					$9,297,388

TOTAL INDEXED ASSETS (Cost: $176,101,606) 57.0%					$183,429,162

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.9%)
Ball Corp.	7,262	346,688
Dow Chemical Co.	14,878	519,391
Flotek Industries, Inc.*	7,864	162,156
Freeport-McMoRan Copper & Gold, Inc.	6,621	775,915
Greif, Inc. Cl A	3,725	238,512
Horsehead Hldg. Corp.*	20,373	247,736
Louisiana-Pacific Corp.	39,165	332,511
Monsanto Co.	9,957	1,258,963
Schnitzer Steel Industries, Inc. Cl A	3,147	360,646
Silgan Hldgs., Inc.	16,806	852,736
Taseko Mines Ltd.*	149,443	765,148
Terra Industries, Inc.	4,448	219,509
		6,079,911

CONSUMER, CYCLICAL (4.2%)
Aeropostale, Inc.*	9,525	298,418
ArvinMeritor, Inc.	29,741	371,168
Audiovox Corp. Cl A*	36,606	359,471
Belo Corp. Cl A	24,086	176,069
California Pizza Kitchen, Inc.*	21,583	241,514
Casey’s General Stores, Inc.	15,170	351,489
Collective Brands, Inc.*	35,708	415,284
Comcast Corp. Cl A	33,381	633,238
Covidien Ltd.	11,254	538,954
Crown Hldgs., Inc.*	45,742	1,188,835
Crown Media Hldgs., Inc. Cl A*	14,386	68,190
DeVry, Inc.	5,880	315,286
Gymboree Corp.*	4,630	185,524
Home Depot, Inc.	6,597	154,502
International Game Technology	12,853	321,068
Johnson Controls, Inc.	19,422	557,023
Landry’s Restaurants, Inc.	9,585	172,242
LIN TV Corp. Cl A*	16,033	95,557
McDonald’s Corp.	9,971	560,570
Modine Manufacturing Co.	15,499	191,723
Netflix, Inc.*	6,100	159,027
Omnicom Group, Inc.	9,400	421,872
P.F. Chang’s China Bistro, Inc.*	8,745	195,363
Pacific Sunwear of California, Inc.*	14,222	121,314
Penney (J.C.) Co., Inc.	6,739	244,558
Pep Boys - Manny, Moe & Jack	37,480	326,826
Rent-A-Center, Inc.*	19,413	399,325
Sonic Corp.*	18,240	269,952
Staples, Inc.	23,664	562,020
Starwood Hotels & Resorts Worldwide, Inc.	7,563	303,049
Target Corp.	5,374	249,837
Time Warner, Inc.	26,625	394,050
Tupperware Brands Corp.	34,791	1,190,548
V.F. Corp.	4,730	336,681
WMS Industries, Inc.*	13,011	387,337
Wolverine World Wide, Inc.	28,474	759,402
		13,517,286
CONSUMER, NON-CYCLICAL (3.3%)
American Italian Pasta Co. Cl A*	45,053	510,901
Archer-Daniels-Midland Co.	12,563	424,001
Chattem, Inc.*	3,814	248,101
Chiquita Brands Int’l., Inc.*	15,638	237,228
Coca-Cola Co.	18,845	979,563
Colgate-Palmolive Co.	9,418	650,784
ConAgra Foods, Inc.	27,021	520,965
CVS Caremark Corp.	18,993	751,553
Darling International, Inc.*	20,068	331,523
Flowers Foods, Inc.	12,429	352,238
General Mills, Inc.	6,271	381,089
Great Atlantic & Pacific Tea Co., Inc.*	24,025	548,251
Longs Drug Stores Corp.	14,787	622,681
Pilgrim’s Pride Corp.	25,530	331,635
Proctor & Gamble Co.	23,481	1,427,880
Sanderson Farms, Inc.	7,125	245,955
SunOpta, Inc.*	43,575	226,154
Vector Group Ltd.	32,092	517,644
Wal-Mart Stores, Inc.	22,058	1,239,660
		10,547,806

ENERGY (5.4%)
Allis-Chalmers Energy, Inc.*	26,899	478,802
Alpha Natural Resources, Inc.*	6,426	670,168
Anadarko Petroleum Corp.	4,677	350,027
Apache Corp.	3,166	440,074
Atwood Oceanics, Inc.*	3,140	390,428
CNX Gas Corp.*	6,263	263,297
Concho Resources, Inc.*	12,931	482,326
ConocoPhillips	9,005	849,982
Devon Energy Corp.	4,459	535,793
Dril-Quip, Inc.*	5,190	326,970
Ellora Energy, Inc. *†	21,800	261,600
EOG Resources, Inc.	2,636	345,843
Exxon Mobil Corp.	31,623	2,786,935
Halliburton Co.	19,103	1,013,796
Hercules Offshore, Inc.*	10,148	385,827
Nabors Industries Ltd.*	7,264	357,607
Occidental Petroleum Corp.	9,393	844,055
Penn Virginia Corp.	8,757	660,453
Range Resources Corp.	5,386	352,998
Schlumberger Ltd.	6,869	737,937
Superior Well Services, Inc.*	8,231	261,005
T-3 Energy Services, Inc.*	21,319	1,694,221
Transocean, Inc.*	3,345	509,745
Trico Marine Services, Inc.*	11,312	411,983
W&T Offshore, Inc.	9,014	527,409
Weatherford Int’l. Ltd.*	8,426	417,845
Willbros Group, Inc.*	12,145	532,072
Williams Cos., Inc.	11,699	471,587
		17,360,785
FINANCIAL (6.9%)
ACE Ltd.	5,853	322,442
Aflac, Inc.	5,271	331,019
American Int’l. Group, Inc.	24,451	646,973
Ashford Hospitality Trust, Inc.	66,174	305,724
Aspen Insurance Hldgs. Ltd.	20,660	489,022
Bank Mutual Corp.	42,238	424,070
Bank of America Corp.	26,333	628,569
Bank of New York Mellon Corp.	16,367	619,164
Banner Corp.	2,073	18,367
Brookline Bancorp, Inc.	42,505	405,923
Capital One Financial Corp.	10,599	402,868
CapLease, Inc.	8,106	60,714
Chubb Corp.	6,581	322,535
Citigroup, Inc.	27,763	465,308
CME Group, Inc.	1,096	419,976
Ellington Financial LLC *†	21,000	420,000
FBR Capital Markets Corp.*	16,542	83,206
FelCor Lodging Trust, Inc.	34,033	357,347
First Niagara Financial Group, Inc.	31,395	403,740
Glacier Bancorp, Inc.	43,303	692,415
Goldman Sachs Group, Inc.	3,838	671,266
Hartford Financial Svcs. Group, Inc.	9,250	597,273

Highwoods Properties, Inc.	14,192	445,913
IBERIABANK Corp.	8,302	369,190
iShares Russell 2000 Growth Index Fund	15,900	1,210,944
JPMorgan Chase & Co.	18,660	640,225
Marlin Business Svcs. Corp.*	25,863	179,231
Meadowbrook Insurance Group, Inc.	48,880	259,064
Medical Properties Trust, Inc.	18,921	191,481
Meruelo Maddux Pptys., Inc.*	26,256	57,238
MetLife, Inc.	14,527	766,590
Mid-America Apt. Communities, Inc.	4,879	249,024
Morgan Stanley	593	21,390
MSCI, Inc. Cl A*	5,433	197,164
Nara Bancorp, Inc.	13,290	142,602
National Penn Bancshares, Inc.	28,428	377,524
Nationwide Health Pptys., Inc.	5,550	174,770
NewAlliance Bancshares, Inc.	49,285	615,077
Pennsylvania REIT	10,960	253,614
PMA Capital Corp. Cl A*	34,420	317,008
ProAssurance Corp.*	8,070	388,248
ProLogis	7,978	433,604
Realty Income Corp.	24,764	563,629
S.Y. Bancorp, Inc.	11,670	249,271
SeaBright Insurance Hldgs., Inc.*	24,880	360,262
Senior Housing Pptys. Trust	32,445	633,651
Stifel Financial Corp.*	8,380	288,188
T. Rowe Price Group, Inc.	9,970	563,006
Tower Group, Inc.	7,506	159,052
Trico Bancshares	12,159	133,141
U.S. Bancorp	16,877	470,700
Vintage Wine Trust, Inc. †	45,820	274,920
Wells Fargo & Co.	42,617	1,012,154
Westamerica Bancorporation	16,396	862,266
Westfield Financial, Inc.	22,020	199,281
		22,147,343
HEALTHCARE (4.8%)
Abbott Laboratories	23,725	1,256,713
Abiomed, Inc.*	14,750	261,813
Aetna, Inc.	5,596	226,806
Alexion Pharmaceuticals, Inc.*	3,338	242,005
Alkermes, Inc.*	11,793	145,761
Allscripts Healthcare Solution*	13,039	161,814
Alnylam Pharmaceuticals, Inc.*	7,299	195,102
Alphatec Hldgs., Inc.*	54,700	223,176
American Medical Systems Hldgs., Inc.*	36,910	551,805
AmerisourceBergen Corp.	8,662	346,393
Animal Health Int’l., Inc.*	51,305	319,630
BioMarin Pharmaceutical, Inc.*	8,111	235,057
Celgene Corp.*	6,076	388,074
Cepheid*	5,307	149,233
Conceptus, Inc.*	21,070	389,584
Conmed Corp.*	4,363	115,838
Enzon Pharmaceuticals, Inc.*	61,127	435,224
ev3, Inc.*	21,059	199,639
Gilead Sciences, Inc.*	18,444	976,610
Healthways, Inc.*	8,278	245,029
Hospira, Inc.*	8,281	332,151

ICON PLC ADR*	7,016	529,848
Illumina, Inc.*	4,043	352,186
Immucor, Inc.*	9,250	239,390
Johnson & Johnson	26,631	1,713,439
Laboratory Corp. of America Hldgs.*	4,759	331,369
Landauer, Inc.	5,162	290,311
Magellan Health Svcs., Inc.*	12,074	447,100
McKesson Corp.	7,027	392,880
Medtronic, Inc.	11,721	606,562
Merck & Co., Inc.	17,953	676,649
Myriad Genetics, Inc.*	3,545	161,368
Onyx Pharmaceuticals, Inc.*	3,783	134,675
OSI Pharmaceuticals, Inc.*	3,806	157,264
OSI Pharmaceuticals, Inc. - rights	1,570	1
Owens & Minor, Inc.	5,600	255,864
Pediatrix Medical Group, Inc.*	3,000	147,690
Psychiatric Solutions, Inc.*	6,380	241,419
Rigel Pharmaceuticals, Inc.*	4,481	101,539
RTI Biologics, Inc.*	20,750	181,563
Schering-Plough Corp.	18,542	365,092
Sciele Pharma, Inc.	9,351	180,942
Seattle Genetics, Inc.*	18,224	154,175
Symmetry Medical, Inc.*	15,100	244,922
Varian, Inc.*	3,165	161,605
		15,465,310
INDUSTRIAL (5.6%)
Actuant Corp. Cl A	7,103	222,679
Alaska Air Group, Inc.*	16,552	253,908
Astec Industries, Inc.*	10,482	336,891
AZZ, Inc.*	11,125	443,888
Baldor Electric Co.	8,746	305,935
Belden, Inc.	7,200	243,936
Bucyrus International, Inc.	6,074	443,523
Burlington Northern Santa Fe Corp.	3,912	390,770
Comfort Systems USA, Inc.	16,425	220,752
Cornell Cos., Inc.*	11,760	283,534
CRA International, Inc.*	9,020	326,073
Curtiss-Wright Corp.	5,976	267,366
DXP Enterprises, Inc.*	4,936	205,535
FTI Consulting, Inc.*	3,521	241,048
General Electric Co.	74,685	1,993,343
Genesee & Wyoming, Inc. Cl A*	25,720	874,994
Healthcare Svcs. Group, Inc.	10,100	153,722
Hub Group, Inc. Cl A*	11,349	387,341
Huron Consulting Group, Inc.*	6,225	282,242
Illinois Tool Works, Inc.	7,595	360,838
Insteel Industries, Inc.	13,650	249,932
Interline Brands, Inc.*	7,313	116,496
ITT Corp.	11,798	747,167
JetBlue Airways Corp*	28,107	104,839
Ladish Co., Inc.*	3,007	61,914
Littelfuse, Inc.*	13,796	435,264
Lockheed Martin Corp.	8,581	846,601
Mueller Industries, Inc.	24,944	803,197
Northrop Grumman Corp.	9,332	624,311
Old Dominion Freight Line, Inc.*	20,900	627,418

Perini Corp.*	13,635	450,637
Polypore International, Inc.*	4,875	123,484
Powell Industries, Inc.*	3,225	162,572
RBC Bearings, Inc.*	5,447	181,494
Sauer-Danfoss, Inc.	29,857	930,046
Southwest Airlines Co.	28,954	377,560
Sun Hydraulics Corp.	8,425	271,875
Tyco International Ltd.	18,897	756,636
Union Pacific Corp.	5,428	409,814
United Parcel Service, Inc. Cl B	8,668	532,822
United Technologies Corp.	9,492	585,656
Watson Wyatt Worldwide, Inc. Cl A	5,620	297,242
Woodward Governor Co.	5,075	180,975
		18,116,270
TECHNOLOGY (6.7%)
Actuate Corp.*	56,280	220,055
Anixter International, Inc.*	6,068	360,985
Ansys, Inc.*	7,367	347,133
Apple, Inc.*	7,597	1,272,042
Applied Materials, Inc.	22,950	438,116
Arris Group, Inc.*	26,697	225,590
Automatic Data Processing, Inc.	8,500	356,150
Benchmark Electronics, Inc.*	6,272	102,484
Cisco Systems, Inc.*	38,272	890,207
CommScope, Inc.*	10,716	565,483
Data Domain, Inc.*	11,925	278,210
Electronic Arts, Inc.*	7,482	332,425
EMC Corp.*	15,869	233,116
Equinix, Inc.*	2,389	213,147
FLIR Systems, Inc.*	11,499	466,514
FormFactor, Inc.*	9,725	179,232
Global Cash Access Hldgs., Inc.*	27,470	188,444
Google, Inc.*	1,397	735,409
Harmonic, Inc.*	36,409	346,250
Hewlett-Packard Co.	20,311	897,949
Informatica Corp.*	30,981	465,954
Int’l. Business Machines Corp.	9,321	1,104,818
Intel Corp.	26,053	559,618
Itron, Inc.*	2,825	277,839
L-1 Identity Solutions, Inc.*	18,833	250,856
Measurement Specialties, Inc.*	7,479	131,556
MEMC Electronic Materials, Inc.*	3,644	224,252
Microsemi Corp.*	23,765	598,403
Microsoft Corp.	48,379	1,330,906
MKS Instruments, Inc.*	22,193	486,027
Netlogic Microsystems, Inc.*	6,546	217,327
Nuance Communications, Inc.*	11,751	184,138
Nvidia Corp.*	17,675	330,876
Omniture, Inc.*	8,150	151,346
Oracle Corp.*	21,193	445,053
Parametric Technology Corp.*	31,408	523,571
Perot Systems Corp. Cl A*	9,392	140,974
PMC-Sierra, Inc.*	10,050	76,883
QUALCOMM, Inc.	14,926	662,267
RightNow Technologies, Inc.*	18,447	252,170
Sapient Corp.*	34,915	224,154

Semtech Corp.*	16,015	225,331
SPSS, Inc.*	5,520	200,762
Symantec Corp.*	30,527	590,697
Tech Data Corp.*	13,008	440,841
Technitrol, Inc.	18,968	322,266
THQ, Inc.*	17,699	358,582
TIBCO Software, Inc.*	37,015	283,165
TNS, Inc.*	11,743	281,362
ValueClick, Inc.*	17,068	258,580
ViaSat, Inc.*	17,011	343,792
VistaPrint Ltd.*	6,988	186,999
Websense, Inc.*	33,699	567,491
Wright Express Corp.*	10,765	266,972
		21,614,769
TELECOMMUNICATIONS (1.1%)
American Tower Corp. Cl A*	7,248	306,228
AT&T, Inc.	43,896	1,478,856
Cincinnati Bell, Inc.*	41,901	166,766
Consolidated Communications Hldgs., Inc.	31,090	462,930
Iowa Telecomunications Svcs., Inc.	21,094	371,465
PAETEC Hldg. Corp.*	18,378	116,700
Qwest Communications Int’l., Inc.	24,612	96,725
Sprint Nextel Corp.	19,840	188,480
Syniverse Hldgs., Inc.*	29,880	484,056
		3,672,206
UTILITIES (1.6%)
Avista Corp.	37,633	807,604
Black Hills Corp.	6,104	195,694
Dominion Resources, Inc.	12,333	585,694
Edison International	3,459	177,723
Entergy Corp.	1,924	231,804
Exelon Corp.	5,117	460,325
FirstEnergy Corp.	5,263	433,303
FPL Group, Inc.	3,943	258,582
Northwest Natural Gas Co.	4,995	231,069
PNM Resources, Inc.	15,490	185,260
Public Svc. Enterprise Group, Inc.	4,749	218,122
Sempra Energy	6,418	362,296
Sierra Pacific Resources	17,476	222,120
Unisource Energy Corp.	13,903	431,132
Westar Energy, Inc.	17,078	367,348
		5,168,076
TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $133,556,365) 41.5%		$133,689,762

* Non-Income Producing Security

	Rating **	Rate(%)	Maturity	Face Amount($)	Value($)
ACTIVE ASSETS:
LONG-TERM DEBT SECURITIES:
CORPORATE DEBT (0.0%)
FINANCIAL (0.0%)
GSC Capital Corp. (4)	NR	7.25	07/15/10	460,000	0
TOTAL ACTIVE ASSETS - LONG-TERM DEBT SECURITIES (Cost: $460,000) 0.0%					$0

	Rating **	Rate(%)	Maturity	Face Amount($)	Value($)
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.5%)
FFCB	AAA	2.00	07/01/08	1,490,000	1,490,000
COMMERCIAL PAPER (1.1%)
Baker Hughes, Inc.	A-1	2.50	07/01/08	3,434,000	3,434,000
TOTAL ACTIVE ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $4,924,000) 1.6%					$4,924,000

TOTAL ACTIVE ASSETS (Cost: $138,940,365) 43.1%					$138,613,762

TEMPORARY CASH INVESTMENTS (2) (Cost: $78,800) 0.0% (3)					$78,800

TOTAL INVESTMENTS (Cost: $315,120,771) 100.1%					322,121,724

OTHER NET ASSETS -0.1%					-289,617
NET ASSETS 100.0%					$321,832,107

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP VALUE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2008 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (6.2%)
Flotek Industries, Inc.*	41,888	863,731
Horsehead Hldg. Corp.*	109,095	1,326,595
Louisiana-Pacific Corp.	208,126	1,766,990
Schnitzer Steel Industries, Inc. Cl A	16,733	1,917,602
Silgan Hldgs., Inc.	68,620	3,481,779
Taseko Mines Ltd.*	497,732	2,548,388
		11,905,085
CONSUMER, CYCLICAL (13.6%)
Audiovox Corp. Cl A*	194,839	1,913,319
Belo Corp. Cl A	130,087	950,936
Casey’s General Stores, Inc.	80,685	1,869,471
Collective Brands, Inc.*	124,146	1,443,818
Crown Hldgs., Inc.*	249,258	6,478,208
Landry’s Restaurants, Inc.	50,996	916,398
LIN TV Corp. Cl A*	85,631	510,361
Modine Manufacturing Co.	83,273	1,030,087
Pep Boys - Manny, Moe & Jack	199,630	1,740,774
Rent-A-Center, Inc.*	103,361	2,126,136
Tupperware Brands Corp.	140,876	4,820,777
Wolverine World Wide, Inc.	88,095	2,349,494
		26,149,779
CONSUMER, NON-CYCLICAL (6.1%)
American Italian Pasta Co. Cl A*	239,577	2,716,803
Flowers Foods, Inc.	53,088	1,504,514
Great Atlantic & Pacific Tea Co., Inc.*	88,302	2,015,052
Longs Drug Stores Corp.	23,167	975,562
Pilgrim’s Pride Corp.	136,280	1,770,277
Vector Group Ltd.	172,915	2,789,119
		11,771,327
ENERGY (6.1%)
CNX Gas Corp.*	33,407	1,404,430
Ellora Energy, Inc.*†	119,800	1,437,600
Superior Well Services, Inc.*	43,948	1,393,591
T-3 Energy Services, Inc.*	31,874	2,533,027
Trico Marine Services, Inc.*	60,426	2,200,715
W&T Offshore, Inc.	48,110	2,814,916
		11,784,279
FINANCIAL (28.3%)
Ashford Hospitality Trust, Inc.	352,004	1,626,258
Aspen Insurance Hldgs. Ltd.	110,250	2,609,618
Bank Mutual Corp.	224,616	2,255,145
Brookline Bancorp, Inc.	238,907	2,281,562
CapLease, Inc.	42,955	321,733
Ellington Financial LLC*†	123,900	2,478,000
FBR Capital Markets Corp.*	88,250	443,898
FelCor Lodging Trust, Inc.	181,679	1,907,630
First Niagara Financial Group, Inc.	167,341	2,152,005
Glacier Bancorp, Inc.	165,296	2,643,083
Highwoods Properties, Inc.	75,748	2,380,002
IBERIABANK Corp.	44,178	1,964,596
iShares Russell 2000 Index Fund	26,390	1,822,230

iShares Russell 2000 Value Index Fund	27,640	1,761,221
Marlin Business Svcs. Corp.*	137,567	953,339
Meadowbrook Insurance Group, Inc.	260,820	1,382,346
Medical Properties Trust, Inc.	100,865	1,020,754
Meruelo Maddux Pptys., Inc.*	140,866	307,088
Mid-America Apt. Communities, Inc.	26,049	1,329,541
Nara Bancorp, Inc.	70,700	758,611
National Penn Bancshares, Inc.	151,687	2,014,403
NewAlliance Bancshares, Inc.	199,699	2,492,244
Pennsylvania REIT	58,522	1,354,199
PMA Capital Corp. Cl A*	183,710	1,691,969
ProAssurance Corp.*	43,070	2,072,098
Realty Income Corp.	59,480	1,353,765
S.Y. Bancorp, Inc.	62,300	1,330,728
SeaBright Insurance Hldgs., Inc.*	132,806	1,923,031
Senior Housing Pptys. Trust	94,610	1,847,733
Trico Bancshares	64,877	710,403
Vintage Wine Trust, Inc.†	246,840	1,481,040
Westamerica Bancorporation	47,450	2,495,396
Westfield Financial, Inc.	117,470	1,063,104
		54,228,773
HEALTHCARE (3.4%)
Alphatec Hldgs., Inc.*	156,830	639,866
American Medical Systems Hldgs., Inc.*	60,890	910,306
Animal Health Int’l., Inc.*	142,220	886,031
Conceptus, Inc.*	59,830	1,106,257
Conmed Corp.*	23,420	621,801
Enzon Pharmaceuticals, Inc.*	326,010	2,321,191
		6,485,452
INDUSTRIAL (12.2%)
Alaska Air Group, Inc.*	88,959	1,364,631
Baldor Electric Co.	46,667	1,632,412
Cornell Cos., Inc.*	62,530	1,507,598
CRA International, Inc.*	48,130	1,739,900
Genesee & Wyoming, Inc. Cl A*	63,005	2,143,430
Healthcare Svcs. Group, Inc.	53,747	818,022
Ladish Co., Inc.*	16,046	330,387
Littelfuse, Inc.*	46,006	1,451,489
Mueller Industries, Inc.	132,827	4,277,029
Old Dominion Freight Line, Inc.*	62,977	1,890,570
Perini Corp.*	72,580	2,398,769
Sauer-Danfoss, Inc.	121,692	3,790,706
		23,344,943
TECHNOLOGY (11.1%)
Actuate Corp.*	115,950	453,365
Anixter International, Inc.*	32,292	1,921,051
Benchmark Electronics, Inc.*	33,843	552,995
CommScope, Inc.*	57,081	3,012,164
FormFactor, Inc.*	24,190	445,822
Global Cash Access Hldgs., Inc.*	146,630	1,005,882
Informatica Corp.*	79,123	1,190,010
Microsemi Corp.*	27,142	683,436
MKS Instruments, Inc.*	62,578	1,370,458
Parametric Technology Corp.*	93,494	1,558,545
Perot Systems Corp. Cl A*	49,982	750,230

Semtech Corp.*	26,980	379,609
Tech Data Corp.*	70,171	2,378,095
Technitrol, Inc.	101,195	1,719,303
THQ, Inc.*	62,284	1,261,874
TIBCO Software, Inc.*	191,626	1,465,939
Websense, Inc.*	69,175	1,164,907
		21,313,685
TELECOMMUNICATIONS (2.5%)
Cincinnati Bell, Inc.*	225,791	898,648
Consolidated Communications Hldgs., Inc.	63,910	951,620
Iowa Telecomunications Svcs., Inc.	112,405	1,979,452
Syniverse Hldgs., Inc.*	64,184	1,039,781
		4,869,501
UTILITIES (5.9%)
Avista Corp.	116,686	2,504,082
Black Hills Corp.	32,549	1,043,521
Northwest Natural Gas Co.	26,681	1,234,263
PNM Resources, Inc.	83,292	996,172
Sierra Pacific Resources	92,957	1,181,483
Unisource Energy Corp.	74,739	2,317,656
Westar Energy, Inc.	96,599	2,077,844
		11,355,021
TOTAL COMMON STOCKS (Cost: $202,157,920) 95.4%		$183,207,845

	Rating **	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
CORPORATE DEBT (0.0%)
FINANCIAL (0.0%)
GSC Capital Corp. (4)	NR	7.25	07/15/10	1,890,000	0
TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,890,000) 0.0%					0

	Rating **	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (7.0%)
FHLMC	AAA	2.03	07/01/08	12,500,000	12,500,000
FNMA	AAA	2.34	09/08/08	1,000,000	995,515
					13,495,515
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $13,495,515) 7.0%					$13,495,515

TOTAL INVESTMENTS (Cost: $217,543,435) 102.4%					196,703,360

OTHER NET ASSETS -2.4%					-4,695,443

NET ASSETS 100.0%					$192,007,917

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP GROWTH FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2008 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (2.6%)
Greif, Inc. Cl A	19,875	1,272,596
Silgan Hldgs., Inc.	21,175	1,074,420
Taseko Mines Ltd.*	299,950	1,535,744
Terra Industries, Inc.	23,825	1,175,764
		5,058,524
CONSUMER, CYCLICAL (9.1%)
Aeropostale, Inc.*	50,975	1,597,047
ArvinMeritor, Inc.	159,187	1,986,654
California Pizza Kitchen, Inc.*	115,810	1,295,914
Collective Brands, Inc.*	66,201	769,918
Crown Media Hldgs., Inc. Cl A*	76,896	364,487
DeVry, Inc.	31,516	1,689,888
Gymboree Corp.*	24,328	974,823
Netflix, Inc.*	32,700	852,489
P.F. Chang’s China Bistro, Inc.*	46,925	1,048,305
Pacific Sunwear of California, Inc.*	76,073	648,903
Sonic Corp.*	97,869	1,448,461
Tupperware Brands Corp.	44,749	1,531,311
WMS Industries, Inc.*	69,813	2,078,333
Wolverine World Wide, Inc.	64,030	1,707,680
		17,994,213
CONSUMER, NON-CYCLICAL (5.3%)
Chattem, Inc.*	20,340	1,323,117
Chiquita Brands Int’l., Inc.*	83,550	1,267,454
Darling International, Inc.*	107,314	1,772,827
Flowers Foods, Inc.	13,150	372,671
Great Atlantic & Pacific Tea Co., Inc.*	39,650	904,813
Longs Drug Stores Corp.	55,805	2,349,949
Sanderson Farms, Inc.	38,050	1,313,486
SunOpta, Inc.*	233,804	1,213,443
		10,517,760
ENERGY (13.9%)
Allis-Chalmers Energy, Inc.*	143,846	2,560,459
Alpha Natural Resources, Inc.*	34,400	3,587,576
Atwood Oceanics, Inc.*	16,850	2,095,129
Concho Resources, Inc.*	69,175	2,580,228
Dril-Quip, Inc.*	27,850	1,754,550
Hercules Offshore, Inc.*	54,325	2,065,437
Penn Virginia Corp.	46,850	3,533,427
T-3 Energy Services, Inc.*	82,173	6,530,281
Willbros Group, Inc.*	65,025	2,848,745
		27,555,832

FINANCIAL (9.1%)
Glacier Bancorp, Inc.	66,041	1,055,996
iShares Russell 2000 Growth Index Fund	84,975	6,471,696
MSCI, Inc. Cl A*	29,032	1,053,571
Nationwide Health Pptys., Inc.	29,685	934,781
NewAlliance Bancshares, Inc.	75,638	943,962
Realty Income Corp.	72,875	1,658,635
Senior Housing Pptys. Trust	78,725	1,537,499
Stifel Financial Corp.*	44,802	1,540,741
Tower Group, Inc.	40,275	853,427
Westamerica Bancorporation	40,113	2,109,543
		18,159,851
HEALTHCARE (17.9%)
Abiomed, Inc.*	78,826	1,399,162
Alexion Pharmaceuticals, Inc.*	17,825	1,292,313
Alkermes, Inc.*	63,276	782,091
Allscripts Healthcare Solution*	69,223	859,057
Alnylam Pharmaceuticals, Inc.*	39,167	1,046,934
Alphatec Hldgs., Inc.*	133,380	544,190
American Medical Systems Hldgs., Inc.*	136,592	2,042,050
Animal Health Int’l., Inc.*	131,870	821,550
BioMarin Pharmaceutical, Inc.*	43,425	1,258,457
Cepheid*	28,475	800,717
Conceptus, Inc.*	52,775	975,810
ev3, Inc.*	112,675	1,068,159
Healthways, Inc.*	44,291	1,311,014
ICON PLC ADR*	37,645	2,842,950
Illumina, Inc.*	21,587	1,880,444
Immucor, Inc.*	49,400	1,278,472
Landauer, Inc.	27,585	1,551,380
Magellan Health Svcs., Inc.*	64,787	2,399,063
Myriad Genetics, Inc.*	18,978	863,879
Onyx Pharmaceuticals, Inc.*	20,300	722,680
OSI Pharmaceuticals, Inc.*	20,425	843,961
Owens & Minor, Inc.	30,088	1,374,721
Pediatrix Medical Group, Inc.*	16,100	792,603
Psychiatric Solutions, Inc.*	33,922	1,283,608
Rigel Pharmaceuticals, Inc.*	22,559	511,187
RTI Biologics, Inc.*	110,925	970,594
Sciele Pharma, Inc.	50,178	970,944
Seattle Genetics, Inc.*	97,786	827,270
Symmetry Medical, Inc.*	80,800	1,310,576
Varian, Inc.*	16,912	863,527
		35,489,363
INDUSTRIAL (16.4%)
Actuant Corp. Cl A	38,039	1,192,523
Astec Industries, Inc.*	56,052	1,801,511
AZZ, Inc.*	59,475	2,373,053

Belden, Inc.	38,575	1,306,921
Bucyrus International, Inc.	32,600	2,380,452
Comfort Systems USA, Inc.	87,900	1,181,376
Curtiss-Wright Corp.	31,790	1,422,285
DXP Enterprises, Inc.*	26,343	1,096,923
FTI Consulting, Inc.*	18,781	1,285,747
Genesee & Wyoming, Inc. Cl A*	70,017	2,381,978
Hub Group, Inc. Cl A*	60,773	2,074,182
Huron Consulting Group, Inc.*	33,325	1,510,956
Insteel Industries, Inc.	73,050	1,337,546
Interline Brands, Inc.*	39,078	622,513
JetBlue Airways Corp*	149,386	557,210
Littelfuse, Inc.*	27,682	873,367
Old Dominion Freight Line, Inc.*	48,650	1,460,473
Polypore International, Inc.*	26,035	659,467
Powell Industries, Inc.*	17,275	870,833
RBC Bearings, Inc.*	29,164	971,744
Sauer-Danfoss, Inc.	37,887	1,180,180
Sun Hydraulics Corp.	45,075	1,454,570
Watson Wyatt Worldwide, Inc. Cl A	30,006	1,587,017
Woodward Governor Co.	27,200	969,952
		32,552,779
TECHNOLOGY (19.5%)
Actuate Corp.*	184,600	721,786
Ansys, Inc.*	39,439	1,858,366
Arris Group, Inc.*	143,248	1,210,446
Data Domain, Inc.*	63,800	1,488,454
Equinix, Inc.*	12,746	1,137,198
FLIR Systems, Inc.*	61,565	2,497,692
FormFactor, Inc.*	27,725	510,972
Harmonic, Inc.*	195,357	1,857,845
Informatica Corp.*	86,507	1,301,065
Itron, Inc.*	15,125	1,487,544
L-1 Identity Solutions, Inc.*	101,051	1,345,999
Measurement Specialties, Inc.*	40,050	704,480
Microsemi Corp.*	99,764	2,512,058
MKS Instruments, Inc.*	55,800	1,222,020
Netlogic Microsystems, Inc.*	35,013	1,162,432
Nuance Communications, Inc.*	62,900	985,643
Omniture, Inc.*	43,625	810,116
Parametric Technology Corp.*	74,075	1,234,830
PMC-Sierra, Inc.*	53,825	411,761
RightNow Technologies, Inc.*	98,981	1,353,070
Sapient Corp.*	186,760	1,198,999
Semtech Corp.*	58,600	824,502
SPSS, Inc.*	29,621	1,077,316
THQ, Inc.*	31,950	647,307
TNS, Inc.*	63,075	1,511,277

ValueClick, Inc.*	91,583	1,387,482
ViaSat, Inc.*	91,032	1,839,757
VistaPrint Ltd.*	37,350	999,486
Websense, Inc.*	108,925	1,834,297
Wright Express Corp.*	57,763	1,432,522
		38,566,722
TELECOMMUNICATIONS (1.9%)
Consolidated Communications Hldgs., Inc.	102,025	1,519,152
PAETEC Hldg. Corp.*	98,344	624,484
Syniverse Hldgs., Inc.*	95,381	1,545,172
		3,688,808
UTILITIES (0.9%)
Avista Corp.	84,425	1,811,761
TOTAL COMMON STOCKS (Cost: $184,374,575) 96.6%		$191,395,613

	Rating **	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (5.5%)
FFCB	AAA	2.00	07/01/08	5,360,000	5,360,000
FHLMC	AAA	2.03	07/01/08	5,600,000	5,600,000
					10,960,000
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $10,960,000) 5.5%					$10,960,000

TOTAL INVESTMENTS (Cost: $195,334,575) 102.1%					202,355,613

OTHER NET ASSETS -2.1%					-4,093,498

NET ASSETS 100.0%					$198,262,115

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID CAP VALUE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2008  (Unaudited)

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (8.9%)
Agnico-Eagle Mines Ltd.	9,154	680,783
Cytec Industries, Inc.	7,294	397,961
Eastman Chemical Co.	6,349	437,192
Huntsman Corp.	15,016	171,182
Louisiana-Pacific Corp.	15,286	129,778
Lubrizol Corp.	7,584	351,367
Sonoco Products Co.	18,727	579,601
Steel Dynamics, Inc.	19,917	778,157
		3,526,021
CONSUMER, CYCLICAL (12.6%)
Belo Corp. Cl A	19,945	145,798
Black & Decker Corp.	4,312	247,983
Crown Hldgs., Inc.*	37,628	977,952
Discovery Hldg. Co. Cl A*	11,324	248,675
Ford Motor Co.*	14,002	67,350
Fortune Brands, Inc.	4,584	286,087
Johnson Controls, Inc.	23,238	666,466
Mohawk Industries, Inc.*	4,253	272,617
Newell Rubbermaid, Inc.	9,640	161,856
Office Depot, Inc.*	9,196	100,604
Penney (J.C.) Co., Inc.	3,429	124,438
PetSmart, Inc.	8,445	168,478
Polo Ralph Lauren Corp.	11,035	692,777
Rent-A-Center, Inc.*	10,440	214,751
V.F. Corp.	8,607	612,646
		4,988,478
CONSUMER, NON-CYCLICAL (3.8%)
Coca-Cola Enterprises, Inc.	15,698	271,575
Kroger Co.	25,175	726,802
Vector Group Ltd.	31,526	508,514
		1,506,891
ENERGY (8.4%)
CNX Gas Corp.*	14,075	591,713
Denbury Resources, Inc.*	27,544	1,005,356
Range Resources Corp.	12,441	815,383
Spectra Energy Corp.	15,164	435,813
W&T Offshore, Inc.	8,648	505,994
		3,354,259
FINANCIAL (22.8%)
American Financial Group, Inc.	19,512	521,946
Ameriprise Financial, Inc.	13,461	547,459
Annaly Capital Mgmt., Inc.	14,925	231,487
Aon Corp.	11,359	521,832
Apartment Investment & Mgmt. Co. Cl A	11,031	375,716
Associated Banc-Corp.	22,684	437,574
Assurant, Inc.	6,623	436,853
BOK Financial Corp.	10,262	548,504
Comerica, Inc.	9,259	237,308
Developers Diversified Realty Corp.	9,629	334,223
Equity Residential	14,693	562,301
Fulton Financial Corp.	34,491	346,635
General Growth Pptys., Inc.	3,490	122,255
Genworth Financial, Inc. Cl A	14,913	265,601
Host Hotels & Resorts, Inc.	19,447	265,452
M&T Bank Corp.	2,086	147,146
People’s United Financial, Inc.	35,038	546,593
Philadelphia Cons Hldg. Corp.*	6,277	213,230

Principal Financial Grp., Inc.	9,739	408,746
ProLogis	7,867	427,571
Protective Life Corp.	5,464	207,905
StanCorp Financial Group, Inc.	11,165	524,308
Vornado Realty Trust	8,217	723,096
Zions Bancorporation	3,241	102,059
		9,055,800
HEALTHCARE (4.5%)
AmerisourceBergen Corp.	7,632	305,204
CIGNA Corp.	9,931	351,458
Hospira, Inc.*	8,067	323,567
Laboratory Corp. of America Hldgs.*	3,984	277,406
Medicis Pharmaceutical Corp. Cl A	5,700	118,446
Varian Medical Systems, Inc.*	5,620	291,397
Vertex Pharmaceuticals, Inc.*	3,917	131,102
		1,798,580
INDUSTRIAL (8.8%)
Alliant TechSystems, Inc.*	5,636	573,068
CSX Corp.	9,446	593,303
Donnelley (R.R.) & Sons Co.	18,465	548,226
DRS Technologies, Inc.	7,883	620,550
Lincoln Electric Hldgs., Inc.	6,338	498,801
Southwest Airlines Co.	13,675	178,322
Textron, Inc.	10,232	490,420
		3,502,690
TECHNOLOGY (7.5%)
Amdocs Ltd.*	3,408	100,263
Arrow Electronics, Inc.*	10,907	335,063
Computer Sciences Corp.*	4,408	206,471
Electronic Data Systems Corp.	15,660	385,862
McAfee, Inc.*	8,660	294,700
Mettler-Toledo Int’l., Inc.*	4,329	410,649
Micron Technology, Inc.*	31,512	189,072
NCR Corp.*	6,755	170,226
Sybase, Inc.*	8,385	246,687
Teradata Corp.*	6,755	156,311
Xerox Corp.	34,183	463,521
		2,958,825
TELECOMMUNICATIONS (1.5%)
Embarq Corp.	9,574	452,563
Qwest Communications Int’l., Inc.	31,826	125,076
		577,639
UTILITIES (16.2%)
American Electric Power Co., Inc.	18,381	739,468
Edison International	15,999	822,029
Energen Corp.	16,421	1,281,332
Energy East Corp.	15,236	376,634
Entergy Corp.	5,436	654,929
Pepco Hldgs., Inc.	22,352	573,329
PG&E Corp.	14,905	591,579
PPL Corp.	11,091	579,727
Sempra Energy	14,089	795,324
		6,414,351
TOTAL COMMON STOCKS
(Cost: $37,633,601) 95.0%		$37,683,534

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (8.8%)
FHLMC	AAA	2.03	07/01/08	3,500,000	3,500,000
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,500,000) 8.8%					$3,500,000

TOTAL INVESTMENTS (Cost: $41,133,601) 103.8%					41,183,534
OTHER NET ASSETS -3.8%					-1,521,829

NET ASSETS 100.0%					$39,661,705

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2008 (Unaudited)

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (8.0%)
Airgas, Inc.	25,727	1,502,200
Albemarle Corp.	23,559	940,240
AptarGroup, Inc.	20,912	877,258
Cabot Corp.	20,158	490,041
Carpenter Technology Corp.	14,743	643,532
CF Industries Hldgs., Inc.	14,427	2,204,446
Chemtura Corp.	73,395	428,627
Cleveland-Cliffs, Inc.	29,004	3,456,969
Commercial Metals Co.	35,698	1,345,815
Cytec Industries, Inc.	12,973	707,807
Ferro Corp.	13,014	244,143
FMC Corp.	22,628	1,752,312
Louisiana-Pacific Corp.	32,486	275,806
Lubrizol Corp.	20,803	963,803
Martin Marietta Materials, Inc.	12,941	1,340,558
Minerals Technologies, Inc.	5,892	374,672
Olin Corp.	22,215	581,589
Packaging Corp. of America	28,772	618,886
Potlatch Corp.	12,235	552,043
Reliance Steel & Aluminum Co.	19,791	1,525,688
RPM International, Inc.	37,753	777,712
Scotts Miracle-Gro Co. Cl A	13,951	245,119
Sensient Technologies Corp.	14,980	421,837
Sonoco Products Co.	30,336	938,899
Steel Dynamics, Inc.	59,939	2,341,817
Temple-Inland, Inc.	33,801	380,937
Terra Industries, Inc.	27,329	1,348,686
Valspar Corp.	30,621	579,043
Worthington Industries, Inc.	19,785	405,593
		28,266,078
CONSUMER, CYCLICAL (10.8%)
99 Cents Only Stores*	14,700	97,020
Advance Auto Parts, Inc.	29,576	1,148,436
Aeropostale, Inc.*	20,731	649,502
American Eagle Outfitters, Inc.	65,523	893,079
American Greetings Corp. Cl A	15,268	188,407
AnnTaylor Stores Corp.*	18,608	445,848
ArvinMeritor, Inc.	23,477	292,993
Barnes & Noble, Inc.	14,283	354,790
Belo Corp. Cl A	27,634	202,005
Blyth, Inc.	7,389	88,890
Bob Evans Farms, Inc.	9,653	276,076

Borders Group, Inc.	19,103	114,618
BorgWarner, Inc.	36,829	1,634,471
Boyd Gaming Corp.	18,473	232,021
Brinker International, Inc.	31,164	589,000
Callaway Golf Co.	20,221	239,214
Career Education Corp.*	26,553	387,939
CarMax, Inc.*	66,602	945,082
CBRL Group, Inc.	6,982	171,129
Charming Shoppes, Inc.*	36,857	169,174
Cheesecake Factory, Inc.*	20,417	324,835
Chico’s FAS, Inc.*	56,691	304,431
Chipotle Mexican Grill, Inc. Cl A*	10,367	856,522
Coldwater Creek, Inc.*	19,274	101,767
Collective Brands, Inc.*	20,116	233,949
Corinthian Colleges, Inc.*	26,478	307,410
DeVry, Inc.	18,692	1,002,265
Dick’s Sporting Goods, Inc.*	26,100	463,014
Dollar Tree, Inc.*	28,224	922,643
DreamWorks Animation SKG Cl A*	24,455	729,004
Entercom Communications Corp. Cl A	8,589	60,295
Foot Locker, Inc.	48,703	606,352
Furniture Brands Int’l., Inc.	15,183	202,845
Gentex Corp.	44,383	640,891
Getty Images, Inc.*	14,420	489,271
Guess?, Inc.	17,534	656,648
Hanesbrands, Inc.*	28,849	782,962
Harte-Hanks, Inc.	13,400	153,430
Hovnanian Enterprises, Inc. Cl A*	14,513	79,531
International Speedway Corp. Cl A	9,107	355,446
ITT Educational Svcs., Inc.*	8,351	690,043
Lamar Advertising Co. Cl A*	23,936	862,414
Lear Corp.*	24,514	347,609
Lee Enterprises, Inc.	11,833	47,214
Life Time Fitness, Inc.*	10,507	310,482
Marvel Entertainment, Inc.*	15,261	490,489
Matthews International Corp. Cl A	9,614	435,130
MDC Hldgs., Inc.	11,081	432,824
Media General, Inc. Cl A	6,890	82,336
Modine Manufacturing Co.	10,175	125,865
Mohawk Industries, Inc.*	17,110	1,096,751
Netflix, Inc.*	14,118	368,056
NVR, Inc.*	1,637	818,631
O’Reilly Automotive, Inc.*	36,170	808,400
Pacific Sunwear of California, Inc.*	22,516	192,061
PetSmart, Inc.	40,432	806,618
Phillips-Van Heusen Corp.	16,565	606,610
Regis Corp.	13,483	355,277

Rent-A-Center, Inc.*	21,023	432,443
Ross Stores, Inc.	41,224	1,464,276
Ryland Group, Inc.	13,316	290,422
Saks, Inc.*	44,912	493,134
Scholastic Corp.*	7,989	228,965
Scientific Games Corp. Cl A*	19,331	572,584
Service Corp. International	80,468	793,414
Sotheby’s	21,073	555,695
Strayer Education, Inc.	4,368	913,218
The Warnaco Group, Inc.*	13,395	590,318
Thor Industries, Inc.	10,607	225,505
Timberland Co. Cl A*	14,787	241,767
Toll Brothers, Inc.*	40,288	754,594
Tupperware Brands Corp.	19,413	664,313
Under Armour, Inc. Cl A*	11,390	292,040
Urban Outfitters, Inc.*	34,682	1,081,732
Valassis Communications, Inc.*	15,114	189,227
Wiley (John) & Sons, Inc. Cl A	13,817	622,180
Williams-Sonoma, Inc.	27,220	540,045
		38,215,887
CONSUMER, NON-CYCLICAL (2.7%)
Alberto-Culver Co.	26,843	705,166
BJ’s Wholesale Club, Inc.*	18,624	720,749
Church & Dwight Co., Inc.	20,412	1,150,216
Corn Products Int’l., Inc.	22,660	1,112,833
Energizer Hldgs., Inc.*	17,658	1,290,623
Hansen Natural Corp.*	19,185	552,912
Hormel Foods Corp.	21,782	753,875
J.M. Smucker Co.	16,985	690,270
Lancaster Colony Corp.	6,349	192,248
NBTY, Inc.*	16,304	522,706
PepsiAmericas, Inc.	18,136	358,730
Ruddick Corp.	11,402	391,203
Smithfield Foods, Inc.*	34,979	695,383
Tootsie Roll Industries, Inc.	8,252	207,373
Universal Corp.	8,458	382,471
		9,726,758
ENERGY (10.0%)
Arch Coal, Inc.	44,189	3,315,501
Bill Barrett Corp.*	10,228	607,645
Cimarex Energy Co.	25,327	1,764,532
Denbury Resources, Inc.*	76,099	2,777,614
Encore Aquisition Co.*	16,265	1,222,965
Exterran Hldgs., Inc.*	20,345	1,454,464
FMC Technologies, Inc.*	39,718	3,055,506
Forest Oil Corp.*	26,940	2,007,030

Frontier Oil Corp.	32,206	770,045
Helmerich & Payne, Inc.	31,248	2,250,481
Newfield Exploration Co.*	39,134	2,553,494
Overseas Shipholding Group, Inc.	8,116	645,384
Patterson-UTI Energy, Inc.	46,663	1,681,735
Pioneer Natural Resources Co.	35,869	2,807,825
Plains Exploration & Production Co.*	32,878	2,399,108
Pride International, Inc.*	50,744	2,399,684
Quicksilver Resources, Inc.*	31,487	1,216,658
Superior Energy Services, Inc.*	24,821	1,368,630
Tidewater, Inc.	15,705	1,021,296
		35,319,597
FINANCIAL (13.2%)
Affiliated Managers Group, Inc.*	12,761	1,149,256
Alexandria Real Estate Equities, Inc.	10,008	974,179
AMB Property Corp.	30,476	1,535,381
American Financial Group, Inc.	21,690	580,208
AmeriCredit Corp.*	35,679	307,553
Apollo Investment Corp.	44,255	634,174
Associated Banc-Corp.	38,626	745,096
Astoria Financial Corp.	24,747	496,920
Bank of Hawaii Corp.	14,152	676,466
Berkley (W.R.) Corp.	45,171	1,091,331
BRE Properties, Inc.	15,631	676,510
Brown & Brown, Inc.	35,251	613,015
Camden Property Trust	16,448	727,988
Cathay General Bancorp	14,892	161,876
City National Corp.	12,195	513,044
Colonial BancGroup, Inc.	60,493	267,379
Commerce Bancshares, Inc.	19,173	760,401
Cousins Properties, Inc.	11,405	263,456
Cullen/Frost Bankers, Inc.	17,701	882,395
Duke Realty Corp.	44,980	1,009,801
Eaton Vance Corp.	36,102	1,435,416
Equity One, Inc.	11,467	235,647
Everest Re Group Ltd.	18,728	1,492,809
Federal Realty Investment Trust	18,243	1,258,767
Fidelity Nat’l. Financial, Inc. Cl A	65,057	819,718
First American Corp.	28,179	743,926
First Niagara Financial Group, Inc.	33,149	426,296
FirstMerit Corp.	24,506	399,693
Gallagher (Arthur J.) & Co.	28,748	692,827
Hanover Insurance Group, Inc.	15,629	664,233
HCC Insurance Hldgs., Inc.	33,760	713,686
Health Care REIT, Inc.	27,591	1,227,800
Highwoods Properties, Inc.	17,437	547,871
Horace Mann Educators Corp.	12,518	175,502

Hospitality Properties Trust	28,626	700,192
Jefferies Group, Inc.	37,523	631,137
Jones Lang LaSalle, Inc.	9,922	597,205
Liberty Property Trust	28,684	950,875
Macerich Co.	23,207	1,441,851
Mack-Cali Realty Corp.	20,131	687,876
Mercury General Corp.	10,838	506,351
Nationwide Health Pptys., Inc.	29,978	944,007
New York Community Bancorp, Inc.	102,177	1,822,838
Old Republic Int’l. Corp.	70,598	835,880
PacWest Bancorp	7,631	113,549
PMI Group, Inc.	26,872	52,400
Protective Life Corp.	21,232	807,878
Radian Group, Inc.*	27,946	40,522
Raymond James Financial, Inc.	29,374	775,180
Rayonier, Inc.	24,203	1,027,659
Realty Income Corp.	31,437	715,506
Regency Centers Corp.	21,761	1,286,510
SEI Investments Co.	39,178	921,467
StanCorp Financial Group, Inc.	14,963	702,662
SVB Financial Group*	9,806	471,767
Synovus Financial Corp.	100,343	875,994
TCF Financial Corp.	33,120	398,434
UDR, Inc.	39,997	895,133
Unitrin, Inc.	15,466	426,398
Waddell & Reed Financial, Inc. Cl A	27,055	947,196
Washington Federal, Inc.	27,180	491,958
Webster Financial Corp.	15,739	292,745
Weingarten Realty Investors	23,052	698,937
Westamerica Bancorporation	8,838	464,790
Wilmington Trust Corp.	20,191	533,850
		46,959,367
HEALTHCARE (9.1%)
Advanced Medical Optics, Inc.*	19,407	363,687
Affymetrix, Inc.*	21,886	225,207
Apria Healthcare Group, Inc.*	13,334	258,546
Beckman Coulter, Inc.	19,143	1,292,727
Cephalon, Inc.*	20,563	1,371,346
Charles River Laboratories Int’l., Inc.*	20,872	1,334,138
Community Health Systems, Inc.*	29,678	978,780
Covance, Inc.*	19,081	1,641,348
Dentsply International, Inc.	45,910	1,689,488
Edwards Lifesciences Corp.*	17,130	1,062,745
Endo Pharmaceuticals Hldgs., Inc.*	36,819	890,652
Gen-Probe, Inc.*	16,941	804,359
Health Management Associates, Inc. Cl A*	75,567	491,941
Health Net, Inc.*	32,917	791,983

Hill-Rom Hldgs., Inc.	19,180	517,476
Hologic, Inc.*	79,239	1,727,410
Invitrogen Corp.*	27,043	1,061,708
Kindred Healthcare, Inc.*	9,177	263,931
Kinetic Concepts, Inc.*	16,752	668,572
LifePoint Hospitals, Inc.*	16,760	474,308
Lincare Hldgs., Inc.*	23,381	664,020
Medicis Pharmaceutical Corp. Cl A	17,472	363,068
Omnicare, Inc.	37,588	985,557
Par Pharmaceutical Cos., Inc.*	10,669	173,158
PDL BioPharma, Inc.	36,469	387,301
Perrigo Co.	23,664	751,805
Pharmaceutical Product Development, Inc.	32,282	1,384,898
Psychiatric Solutions, Inc.*	16,892	639,193
ResMed, Inc.*	23,721	847,789
Schein (Henry), Inc.*	27,284	1,407,036
Sepracor, Inc.*	33,725	671,802
STERIS Corp.	18,143	521,793
Techne Corp.*	11,749	909,255
Universal Health Svcs., Inc. Cl B	15,400	973,588
Valeant Pharmaceuticals Int’l.*	27,040	462,654
Varian, Inc.*	9,066	462,910
VCA Antech, Inc.*	26,126	725,780
Vertex Pharmaceuticals, Inc.*	43,519	1,456,581
WellCare Health Plans, Inc.*	12,417	448,875
		32,147,415
INDUSTRIAL (15.8%)
AGCO Corp.*	28,890	1,514,125
AirTran Hldgs., Inc.*	36,916	75,309
Alaska Air Group, Inc.*	11,858	181,902
Alexander & Baldwin, Inc.	12,572	572,655
Alliant TechSystems, Inc.*	10,117	1,028,697
Ametek, Inc.	32,313	1,525,820
Avis Budget Group, Inc.*	33,030	276,461
BE Aerospace, Inc.*	28,661	667,515
Carlisle Cos., Inc.	18,903	548,187
ChoicePoint, Inc.*	20,726	998,993
Con-way, Inc.	14,097	666,224
Copart, Inc.*	20,862	893,311
Corporate Executive Board Co.	10,476	440,516
Corrections Corp. of America*	38,794	1,065,671
Crane Co.	15,718	605,615
Deluxe Corp.	15,789	281,360
Donaldson Co., Inc.	21,795	972,929
DRS Technologies, Inc.	12,595	991,478
Dun & Bradstreet Corp.	17,230	1,510,037
Dycom Industries, Inc.*	12,293	178,494

Fastenal Co.	38,908	1,679,269
Federal Signal Corp.	15,040	180,480
Flowserve Corp.	17,690	2,418,223
GATX Corp.	14,107	625,363
Graco, Inc.	18,714	712,442
Granite Construction, Inc.	10,132	319,462
Harsco Corp.	26,266	1,429,133
HNI Corp.	13,803	243,761
Hubbell, Inc. Cl B	17,196	685,605
Hunt (J.B.) Transport Svcs., Inc.	26,429	879,557
IDEX Corp.	26,344	970,513
JetBlue Airways Corp*	60,502	225,672
Joy Global, Inc.	33,758	2,559,869
Kansas City Southern*	24,005	1,055,980
KBR, Inc.	51,887	1,811,375
Kelly Svcs., Inc. Cl A	6,878	132,952
Kennametal, Inc.	23,865	776,806
Korn/Ferry International*	14,538	228,683
Lincoln Electric Hldgs., Inc.	13,273	1,044,585
Manpower, Inc.	24,914	1,450,991
Miller (Herman), Inc.	17,056	424,524
Mine Safety Appliances Co.	8,969	358,670
MPS Group, Inc.*	29,032	308,610
MSC Industrial Direct Co., Inc. Cl A	14,096	621,775
Navigant Consulting, Inc.*	14,261	278,945
Nordson Corp.	10,385	756,963
Oshkosh Corp.	23,419	484,539
Pentair, Inc.	30,428	1,065,589
Quanta Services, Inc.*	51,737	1,721,290
Republic Services, Inc.	48,105	1,428,719
Rollins, Inc.	13,295	197,032
Roper Industries, Inc.	27,632	1,820,396
Shaw Group, Inc.*	25,749	1,591,031
SPX Corp.	16,620	2,189,353
Stericycle, Inc.*	26,484	1,369,223
Teleflex, Inc.	12,081	671,583
The Brink’s Co.	14,625	956,768
Thomas & Betts Corp.*	15,739	595,721
Timken Co.	30,117	992,054
Trinity Industries, Inc.	24,789	859,931
United Rentals, Inc.*	23,317	457,246
URS Corp.*	26,365	1,106,539
Wabtec Corp.	14,552	707,518
Werner Enterprises, Inc.	13,620	253,060
YRC Worldwide, Inc.*	18,480	274,798
		55,917,897

TECHNOLOGY (13.8%)
3Com Corp.*	124,078	263,045
ACI Worldwide, Inc.*	10,789	189,779
Activision, Inc.*	94,210	3,209,735
Acxiom Corp.	21,249	244,151
ADC Telecommunications, Inc.*	35,514	524,542
Adtran, Inc.	16,982	404,851
Advent Software, Inc.*	5,707	205,909
Alliance Data Systems Corp.*	24,467	1,383,609
Amphenol Corp. Cl A	54,829	2,460,726
Arrow Electronics, Inc.*	37,649	1,156,577
Atmel Corp.*	139,409	485,143
Avnet, Inc.*	46,597	1,271,166
Avocent Corp.*	13,842	257,461
Broadridge Financial Solutions, Inc.	42,379	892,078
Cadence Design Systems, Inc.*	79,059	798,496
Cerner Corp.*	20,330	918,509
CommScope, Inc.*	21,253	1,121,521
Cree, Inc.*	27,525	627,845
Cypress Semiconductor Corp.*	46,657	1,154,761
Diebold, Inc.	20,577	732,130
Digital River, Inc.*	11,371	438,693
DST Systems, Inc.*	14,569	802,023
F5 Networks, Inc.*	26,122	742,387
Fair Isaac Corp.	15,247	316,680
Fairchild Semiconductor Int’l., Inc.*	39,915	468,203
FLIR Systems, Inc.*	42,800	1,736,396
Foundry Networks, Inc.*	45,931	542,904
Gartner, Inc.*	19,553	405,138
Global Payments, Inc.	23,793	1,108,754
Harris Corp.	42,077	2,124,468
Henry (Jack) & Associates, Inc.	24,005	519,468
Imation Corp.	9,650	221,178
Ingram Micro, Inc. Cl A*	44,627	792,129
Integrated Device Technology, Inc.*	53,080	527,615
International Rectifier Corp.*	23,367	448,646
Intersil Corp. Cl A	38,098	926,543
KEMET Corp.*	26,910	87,188
Lam Research Corp.*	38,685	1,398,463
Macrovision Solutions Corp.*	25,369	379,520
McAfee, Inc.*	50,073	1,703,984
Mentor Graphics Corp.*	27,520	434,816
Metavante Technologies, Inc.*	27,338	618,386
National Instruments Corp.	17,550	497,894
NCR Corp.*	52,235	1,316,322
NeuStar, Inc. Cl A*	23,600	508,816
Palm, Inc.	33,901	182,726
Parametric Technology Corp.*	35,877	598,070

Plantronics, Inc.	14,942	333,505
Polycom, Inc.*	26,667	649,608
RF Micro Devices, Inc.*	85,100	246,790
Semtech Corp.*	19,020	267,611
Silicon Laboratories, Inc.*	15,170	547,485
SRA International, Inc. Cl A*	13,269	298,022
Sybase, Inc.*	25,112	738,795
Synopsys, Inc.*	43,575	1,041,878
Tech Data Corp.*	16,429	556,779
Trimble Navigation Ltd.*	37,588	1,341,892
TriQuint Semiconductor, Inc.*	43,631	264,404
ValueClick, Inc.*	30,153	456,818
Vishay Intertechnology, Inc.*	57,777	512,482
Western Digital Corp.*	69,985	2,416,582
Wind River Systems, Inc.*	20,899	227,590
Zebra Technologies Corp. Cl A*	20,279	661,907
		48,711,592
TELECOMMUNICATIONS (0.5%)
Cincinnati Bell, Inc.*	76,723	305,358
Telephone & Data Systems, Inc.	32,597	1,540,860
		1,846,218
UTILITIES (7.7%)
AGL Resources, Inc.	23,331	806,786
Alliant Energy Corp.	34,059	1,166,861
Aqua America, Inc.	41,270	659,082
Aquila, Inc.*	115,289	434,640
Black Hills Corp.	11,743	376,481
DPL, Inc.	34,942	921,770
Energen Corp.	22,280	1,738,508
Energy East Corp.	50,183	1,240,524
Equitable Resources, Inc.	39,833	2,750,867
Great Plains Energy, Inc.	26,213	662,665
Hawaiian Electric Industries, Inc.	25,870	639,765
IDACORP, Inc.	13,890	401,282
MDU Resources Group	55,800	1,945,188
National Fuel Gas Co.	24,793	1,474,688
Northeast Utilities	47,754	1,219,160
NSTAR	32,805	1,109,465
OGE Energy Corp.	28,384	900,057
Oneok, Inc.	31,649	1,545,421
PNM Resources, Inc.	27,291	326,400
Puget Energy, Inc.	39,276	942,231
SCANA Corp.	36,062	1,334,294
Sierra Pacific Resources	72,902	926,584
Vectren Corp.	22,640	706,594
Westar Energy, Inc.	32,419	697,333

WGL Hldgs., Inc.	15,132	525,686
Wisconsin Energy Corp.	35,854	1,621,318
		27,073,650
TOTAL COMMON STOCKS
(Cost: $294,721,176) 91.6%		$324,184,459

	Rating **	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
U.S. Treasury Bill (1)	AAA	1.69	08/07/08	2,100,000	2,096,344
U.S. GOVERNMENT AGENCIES (3.2%)
FHLMC	AAA	2.03	07/01/08	9,700,000	9,700,000
FNMA	AAA	2.23	08/04/08	1,621,000	1,617,592
					11,317,592
COMMERCIAL PAPER (4.5%)
Praxair, Inc.	A-1	2.22	07/03/08	8,000,000	7,999,013
Walgreen Co.	A-1	2.30	07/08/08	8,000,000	7,996,421
					15,995,434
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $29,409,370) 8.3%					$29,409,370

TEMPORARY CASH INVESTMENTS (2)
(Cost: $85,600) 0.0% (3)					$85,600

TOTAL INVESTMENTS
(Cost: $324,216,146) 99.9%					353,679,429

OTHER NET ASSETS 0.1%					188,009

NET ASSETS 100.0%					$353,867,438

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  (INTERNATIONAL FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2008 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (96.6%)
iShares MSCI EAFE Growth Index Fund	9,560	675,127
iShares MSCI EAFE Index Fund	10,825	743,353
iShares MSCI EAFE Value Index Fund	11,060	673,665
Vanguard Europe Pacific ETF	87,080	3,738,345
Vanguard European ETF	17,010	1,116,026
Vanguard Pacific ETF	8,167	510,192

TOTAL INVESTMENTS
(Cost: $8,109,199) 96.6%		7,456,708

OTHER NET ASSETS 3.4%		262,846

NET ASSETS 100.0%		$7,719,554

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  (COMPOSITE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2008 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (2.6%)
Ball Corp.	12,396	591,785
Dow Chemical Co.	25,396	886,574
Freeport-McMoRan Copper & Gold, Inc.	11,302	1,324,481
Monsanto Co.	16,996	2,148,974
		4,951,814
CONSUMER, CYCLICAL (4.7%)
Comcast Corp. Cl A	56,979	1,080,892
Covidien Ltd.	19,210	919,967
Home Depot, Inc.	11,260	263,709
International Game Technology	21,940	548,061
Johnson Controls, Inc.	33,152	950,799
McDonald’s Corp.	17,020	956,864
Omnicom Group, Inc.	16,046	720,144
Penney (J.C.) Co., Inc.	11,503	417,444
Staples, Inc.	40,394	959,358
Starwood Hotels & Resorts Worldwide, Inc.	12,910	517,304
Target Corp.	9,174	426,499
Time Warner, Inc.	45,447	672,616
V.F. Corp.	8,074	574,707
		9,008,364
CONSUMER, NON-CYCLICAL (5.6%)
Archer-Daniels-Midland Co.	21,446	723,803
Coca-Cola Co.	32,168	1,672,093
Colgate-Palmolive Co.	16,076	1,110,852
ConAgra Foods, Inc.	46,124	889,271
CVS Caremark Corp.	32,422	1,282,939
General Mills, Inc.	10,704	650,482
Proctor & Gamble Co.	40,082	2,437,386
Wal-Mart Stores, Inc.	37,652	2,116,042
		10,882,868
ENERGY (8.9%)
Anadarko Petroleum Corp.	7,984	597,523
Apache Corp.	5,405	751,295
ConocoPhillips	15,371	1,450,869
Devon Energy Corp.	7,613	914,778
EOG Resources, Inc.	4,500	590,400
Exxon Mobil Corp.	53,978	4,757,065
Halliburton Co.	32,609	1,730,560
Nabors Industries Ltd.*	12,400	610,452
Occidental Petroleum Corp.	16,033	1,440,725
Range Resources Corp.	9,193	602,509
Schlumberger Ltd.	11,724	1,259,509
Transocean, Inc.*	5,710	870,147
Weatherford Int’l. Ltd.*	14,382	713,203
Williams Cos., Inc.	19,971	805,031
		17,094,066
FINANCIAL (8.3%)
ACE Ltd.	9,991	550,404
Aflac, Inc.	8,998	565,074
American Int’l. Group, Inc.	41,737	1,104,361
Bank of America Corp.	44,949	1,072,933

Bank of New York Mellon Corp.	27,938	1,056,895
Capital One Financial Corp.	18,091	687,639
Chubb Corp.	11,234	550,578
Citigroup, Inc.	47,390	794,256
CME Group, Inc.	1,870	716,565
Goldman Sachs Group, Inc.	6,551	1,145,770
Hartford Financial Svcs. Group, Inc.	15,790	1,019,560
JPMorgan Chase & Co.	31,850	1,092,774
MetLife, Inc.	24,798	1,308,590
Morgan Stanley	1,011	36,467
ProLogis	13,617	740,084
T. Rowe Price Group, Inc.	17,019	961,063
U.S. Bancorp	28,810	803,511
Wells Fargo & Co.	72,747	1,727,741
		15,934,265
HEALTHCARE (6.7%)
Abbott Laboratories	40,498	2,145,179
Aetna, Inc.	9,551	387,102
AmerisourceBergen Corp.	14,786	591,292
Celgene Corp.*	10,371	662,396
Gilead Sciences, Inc.*	31,484	1,667,078
Hospira, Inc.*	14,135	566,955
Johnson & Johnson	45,458	2,924,768
Laboratory Corp. of America Hldgs.*	8,124	565,674
McKesson Corp.	11,994	670,585
Medtronic, Inc.	20,008	1,035,414
Merck & Co., Inc.	30,646	1,155,048
Schering-Plough Corp.	31,650	623,189
		12,994,680
INDUSTRIAL (6.8%)
Burlington Northern Santa Fe Corp.	6,679	667,165
General Electric Co.	127,486	3,402,601
Illinois Tool Works, Inc.	12,965	615,967
ITT Corp.	20,138	1,275,340
Lockheed Martin Corp.	14,647	1,445,073
Northrop Grumman Corp.	15,930	1,065,717
Southwest Airlines Co.	49,424	644,489
Tyco International Ltd.	32,257	1,291,570
Union Pacific Corp.	9,264	699,432
United Parcel Service, Inc. Cl B	14,796	909,510
United Technologies Corp.	16,202	999,663
		13,016,527
TECHNOLOGY (9.2%)
Apple, Inc.*	12,969	2,171,529
Applied Materials, Inc.	39,175	747,851
Automatic Data Processing, Inc.	14,509	607,927
Cisco Systems, Inc.*	65,330	1,519,576
Electronic Arts, Inc.*	12,771	567,416
EMC Corp.*	27,088	397,923
Google, Inc.*	2,385	1,255,512
Hewlett-Packard Co.	34,671	1,532,805
Int’l. Business Machines Corp.	15,911	1,885,931
Intel Corp.	44,472	955,259
MEMC Electronic Materials, Inc.*	6,220	382,779
Microsoft Corp.	82,582	2,271,831
Nvidia Corp.*	30,172	564,820

Oracle Corp.*	36,173	759,633
QUALCOMM, Inc.	25,479	1,130,503
Symantec Corp.*	52,109	1,008,309
		17,759,604
TELECOMMUNICATIONS (1.8%)
American Tower Corp. Cl A*	12,373	522,759
AT&T, Inc.	74,929	2,524,358
Qwest Communications Int’l., Inc.	42,012	165,107
Sprint Nextel Corp.	33,867	321,737
		3,533,961
UTILITIES (2.4%)
Dominion Resources, Inc.	21,053	999,807
Edison International	5,904	303,348
Entergy Corp.	3,283	395,536
Exelon Corp.	8,735	785,801
FirstEnergy Corp.	8,984	739,653
FPL Group, Inc.	6,731	441,419
Public Svc. Enterprise Group, Inc.	8,107	372,355
Sempra Energy	10,955	618,410
		4,656,329
TOTAL COMMON STOCKS (Cost: $106,031,866) 57.0%		$109,832,478

	Rating **	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.5%)
U.S. Treasury Strip	AAA	0.00	08/15/21	5,000,000	2,714,335
U.S. Treasury Strip	AAA	0.00	11/15/25	5,000,000	2,189,610
					4,903,945
U.S. GOVERNMENT AGENCIES (16.5%)
MORTGAGE-BACKED OBLIGATIONS (16.5%)
FHARM	AAA	5.26	04/01/37	738,672	743,867
FHARM	AAA	5.27	02/01/36	423,827	428,268
FHARM	AAA	5.45	05/01/37	641,169	648,424
FHLMC	AAA	5.43	04/01/37	608,048	613,821
FHLMC	AAA	5.50	10/01/18	258,925	262,447
FHLMC	AAA	5.50	03/01/21	207,552	210,246
FHLMC	AAA	5.79	03/01/37	369,258	371,949
FHLMC	AAA	6.00	07/15/29	386,956	397,614
FHLMC	AAA	6.00	03/15/32	500,000	515,220
FNMA	AAA	4.00	05/01/19	270,776	256,594
FNMA	AAA	4.50	05/01/18	449,416	439,501
FNMA	AAA	4.50	02/01/19	195,744	190,936
FNMA	AAA	4.50	05/01/19	441,699	430,850
FNMA	AAA	4.50	06/01/19	330,642	322,521
FNMA	AAA	4.50	06/01/34	518,327	482,145
FNMA	AAA	5.00	04/01/18	879,697	878,588
FNMA	AAA	5.00	09/01/18	455,739	455,165
FNMA	AAA	5.00	10/01/25	370,288	360,604
FNMA	AAA	5.00	06/01/33	904,598	872,672
FNMA	AAA	5.00	11/01/33	1,325,977	1,279,180

FNMA	AAA	5.00	03/01/34	273,439	263,789
FNMA	AAA	5.00	04/01/34	280,222	269,982
FNMA	AAA	5.00	04/01/35	569,309	547,616
FNMA	AAA	5.00	09/01/35	395,907	380,821
FNMA	AAA	5.50	04/01/17	70,303	71,423
FNMA	AAA	5.50	05/01/17	45,059	45,777
FNMA	AAA	5.50	05/01/17	37,565	38,163
FNMA	AAA	5.50	06/01/17	39,531	40,160
FNMA	AAA	5.50	03/01/24	652,321	651,463
FNMA	AAA	5.50	09/01/25	318,324	317,560
FNMA	AAA	5.50	11/01/26	389,623	388,288
FNMA	AAA	5.50	07/01/33	642,700	637,265
FNMA	AAA	5.50	09/01/33	515,768	511,406
FNMA	AAA	5.50	10/01/33	827,891	820,889
FNMA	AAA	5.50	03/01/34	208,267	206,506
FNMA	AAA	5.50	05/01/34	1,317,718	1,304,103
FNMA	AAA	5.50	07/01/34	588,206	582,129
FNMA	AAA	5.50	09/01/34	437,061	432,545
FNMA	AAA	5.50	10/01/34	292,323	289,302
FNMA	AAA	5.50	02/01/35	359,428	355,715
FNMA	AAA	5.50	02/01/35	302,545	299,135
FNMA	AAA	5.50	04/01/35	431,234	426,374
FNMA	AAA	5.50	08/01/35	164,302	162,451
FNMA	AAA	5.50	12/01/36	198,167	195,686
FNMA	AAA	5.50	06/01/37	463,602	457,555
FNMA	AAA	5.50	08/01/37	362,248	357,522
FNMA	AAA	6.00	03/01/17	26,410	27,164
FNMA	AAA	6.00	04/01/23	272,492	277,877
FNMA	AAA	6.00	05/01/23	167,404	170,712
FNMA	AAA	6.00	03/01/28	482,569	490,246
FNMA	AAA	6.00	03/01/32	26,526	26,973
FNMA	AAA	6.00	04/01/32	134,557	136,657
FNMA	AAA	6.00	04/01/32	70,304	71,401
FNMA	AAA	6.00	05/01/32	134,942	137,048
FNMA	AAA	6.00	04/01/33	371,890	377,694
FNMA	AAA	6.00	05/01/33	189,423	192,201
FNMA	AAA	6.00	06/01/34	244,234	247,358
FNMA	AAA	6.00	09/01/34	138,203	139,971
FNMA	AAA	6.00	10/01/34	247,702	250,870
FNMA	AAA	6.00	11/01/34	316,248	320,294
FNMA	AAA	6.00	12/01/36	498,438	503,568
FNMA	AAA	6.00	01/01/37	419,054	423,368
FNMA	AAA	6.00	04/01/37	358,955	359,738
FNMA	AAA	6.00	05/01/37	405,422	406,305
FNMA	AAA	6.00	06/01/37	487,559	488,622
FNMA	AAA	6.00	07/01/37	501,925	506,984
FNMA	AAA	6.00	08/01/37	630,612	636,969
FNMA	AAA	6.00	12/01/37	280,129	282,953
FNMA	AAA	6.00	02/25/47	235,171	234,877
FNMA	AAA	6.50	09/01/16	29,216	30,487
FNMA	AAA	6.50	03/01/17	62,864	65,580
FNMA	AAA	6.50	05/01/17	33,074	34,503
FNMA	AAA	6.50	06/01/17	63,567	66,313
FNMA	AAA	6.50	04/01/32	136,581	141,785
FNMA	AAA	6.50	05/01/32	155,785	161,721
FNMA	AAA	6.50	05/01/32	152,890	158,716

FNMA	AAA	6.50	07/01/32	53,863	55,916
FNMA	AAA	6.50	07/01/34	188,226	194,516
FNMA	AAA	6.50	09/01/36	417,286	426,928
FNMA	AAA	6.50	09/01/37	622,613	641,731
FNMA	AAA	6.50	05/01/38	549,555	566,374
FNMA	AAA	7.00	09/01/31	50,296	53,154
FNMA	AAA	7.00	11/01/31	50,549	53,422
FNMA	AAA	7.00	04/01/32	34,437	36,399
FNMA	AAA	7.00	06/01/32	10,321	10,910
FNMA	AAA	7.50	06/01/31	26,861	28,944
FNMA	AAA	7.50	02/01/32	24,776	26,673
FNMA	AAA	7.50	04/01/32	33,579	36,081
FNMA	AAA	7.50	06/01/32	36,089	38,777
FNMA	AAA	8.00	03/01/31	24,660	26,682
FNMA	AAA	8.00	04/01/32	19,949	21,578
FNMA	AAA	8.00	04/01/32	8,881	9,606
GNMA (5)	AAA	6.27	10/16/27	1,750,000	1,803,541
GNMA (5)	AAA	6.50	04/15/31	15,980	16,598
GNMA (5)	AAA	6.50	10/15/31	21,372	22,198
GNMA (5)	AAA	6.50	12/15/31	18,942	19,673
GNMA (5)	AAA	6.50	05/15/32	25,007	25,965
GNMA (5)	AAA	7.00	05/15/31	14,085	14,994
GNMA (5)	AAA	7.00	09/15/31	16,396	17,454
GNMA (5)	AAA	7.00	09/15/31	2,587	2,754
GNMA (5)	AAA	7.00	05/15/32	12,027	12,801
					31,746,861
CORPORATE DEBT (21.0%)
BASIC MATERIALS (1.7%)
ARCO Chemical Co.	B	10.25	11/01/10	500,000	505,000
International Paper Co.	BBB	4.25	01/15/09	500,000	498,364
Lubrizol Corp.	BBB-	5.50	10/01/14	500,000	477,435
PolyOne Corp.	B+	7.50	12/15/15	1,000,000	885,000
Temple-Inland, Inc.	BBB-	7.88	05/01/12	228,000	227,741
Vulcan Materials Co.	A-	7.00	06/15/18	250,000	254,848
Worthington Industries, Inc.	BBB	6.70	12/01/09	500,000	512,520
					3,360,908
CONSUMER, CYCLICAL (3.9%)
Belo Corp.	BB	8.00	11/01/08	500,000	508,816
Black & Decker Corp.	BBB	4.75	11/01/14	750,000	686,336
Comcast Cable Communications	BBB+	6.20	11/15/08	500,000	501,831
Cox Communications, Inc.	BBB-	3.88	10/01/08	500,000	499,317
Ethan Allen Interiors, Inc.	BBB+	5.38	10/01/15	500,000	468,579
Fortune Brands, Inc.	BBB	4.88	12/01/13	500,000	479,180
Fruit of the Loom (4)	NR	7.38	11/15/23	138,068	14
Home Depot, Inc.	BBB+	5.40	03/01/16	500,000	459,127
Johnson Controls, Inc.	A-	4.88	09/15/13	500,000	500,750
Kellwood Co.	NR	7.88	07/15/09	750,000	705,000
Marriott International, Inc.	BBB	5.63	02/15/13	500,000	470,375
May Department Stores Co.†	BBB-	4.80	07/15/09	500,000	490,004
Newell Rubbermaid, Inc.	BBB+	4.63	12/15/09	500,000	496,295
RadioShack Corp.	BB	7.38	05/15/11	500,000	505,000
Scholastic Corp.	BB	5.00	04/15/13	500,000	421,871
Whirlpool Corp.	BBB	6.50	06/15/16	250,000	245,093
					7,437,588

CONSUMER, NON-CYCLICAL (1.0%)
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	500,000	467,205
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	252,124
Kroger Co.	BBB-	4.95	01/15/15	500,000	476,161
PepsiAmericas, Inc.	A	6.38	05/01/09	250,000	256,026
Sara Lee Corp.	BBB+	6.25	09/15/11	500,000	511,905
					1,963,421
ENERGY (3.2%)
Diamond Offshore Drilling	A-	4.88	07/01/15	500,000	479,248
Enbridge, Inc.	A-	5.80	06/15/14	100,000	99,362
Knight, Inc.	BB	5.15	03/01/15	500,000	441,250
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	250,000	253,879
Noble Corp.	A-	7.50	03/15/19	800,000	921,014
Premco Refining Group	BBB	7.50	06/15/15	500,000	515,839
Seariver Maritime, Inc.	AAA	0.00	09/01/12	3,000,000	2,470,068
Sunoco, Inc.	BBB	4.88	10/15/14	500,000	472,056
Weatherford Int’l. Ltd.	BBB+	5.50	02/15/16	500,000	483,751
					6,136,467
FINANCIAL (7.2%)
Berkley (W.R.) Corp.	BBB+	8.70	01/01/22	1,500,000	1,713,159
Brandywine Realty Trust	BBB-	4.50	11/01/09	500,000	483,795
Capital One Bank	A-	5.75	09/15/10	250,000	249,117
Colonial Realty LP	BBB-	4.80	04/01/11	250,000	235,824
Developers Diversified Realty Corp.	BBB	5.00	05/03/10	250,000	242,256
Duke Realty LP	BBB+	4.63	05/15/13	250,000	226,843
Fairfax Financial Hldgs.	BB	8.25	10/01/15	500,000	480,625
First Horizon Mtg.	AAA	5.00	06/25/33	610,851	608,819
First Horizon National Corp.	BBB	4.50	05/15/13	1,500,000	1,204,823
First Industrial LP	BBB	6.88	04/15/12	250,000	248,076
Ford Motor Credit Co. LLC	B	7.38	10/28/09	1,000,000	910,779
Fosters Finance Corp.†	BBB	6.88	06/15/11	500,000	530,764
GATX Financial Corp.	BBB+	5.13	04/15/10	250,000	249,615
GMAC LLC	B+	0.00	12/01/12	2,500,000	1,002,485
HCP, Inc.	BBB	4.88	09/15/10	250,000	239,859
HCP, Inc.	BBB	5.65	12/15/13	250,000	228,652
General Electric Capital Corp.	AAA	5.45	01/15/13	1,500,000	1,531,266
Health Care REIT, Inc.	BBB-	8.00	09/12/12	159,000	160,201
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	500,000	514,515
Lincoln National Corp.	A+	5.65	08/27/12	500,000	495,822
Markel Corp.	BBB-	6.80	02/15/13	250,000	257,069
ProLogis	BBB+	5.50	04/01/12	250,000	244,137
Regency Centers LP	BBB+	4.95	04/15/14	250,000	227,876
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	250,000	253,515
Shurgard Storage Centers	A-	7.75	02/22/11	250,000	265,619
SLM Corp.	BBB-	4.00	01/15/09	500,000	493,846
Vornado Realty LP	BBB	5.60	02/15/11	250,000	239,882
Zions Bancorporation	BBB	5.65	05/15/14	397,000	340,002
					13,879,241
HEALTHCARE (0.9%)
Allergan, Inc.	A	5.75	04/01/16	250,000	250,920
Laboratory Corp. of America Hldgs.	BBB	5.63	12/15/15	500,000	472,275
WellPoint, Inc.	A-	4.25	12/15/09	500,000	494,967
Wyeth	A+	5.50	03/15/13	500,000	510,317
					1,728,479

INDUSTRIAL (1.1%)
Canadian Pacific Railway Co.	BBB-	5.75	05/15/13	150,000	149,135
CSX Corp.	BBB-	5.30	02/15/14	250,000	239,430
Donnelley (R.R.) & Sons Co.	BBB+	4.95	04/01/14	500,000	458,173
Lafarge Corp.	BBB	6.50	07/15/08	250,000	249,887
Masco Corp.	BBB+	5.88	07/15/12	500,000	477,460
Steelcase, Inc.	BBB-	6.50	08/15/11	500,000	507,011
					2,081,096
TECHNOLOGY (0.5%)
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	500,000	501,559
Cisco Systems, Inc.	A+	5.25	02/22/11	500,000	514,795
					1,016,354
TELECOMMUNICATIONS (0.3%)
Nextel Communications, Inc.	BBB	5.25	01/15/10	500,000	482,500

UTILITIES (1.2%)
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	250,000	252,104
Duke Energy Corp.	A	4.50	04/01/10	500,000	503,557
Pepco Hldgs., Inc.	BBB-	4.00	05/15/10	500,000	490,126
Progress Energy, Inc.	A-	5.25	12/15/15	500,000	501,574
Virginia Electric & Power Co.	A-	4.50	12/15/10	500,000	502,638
					2,249,999
TOTAL LONG-TERM DEBT SECURITIES (Cost: $78,971,938) 40.0%					$76,986,859

	Rating **	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (4.2%)
FFCB	AAA	2.00	07/01/08	8,100,000	8,100,000

COMMERCIAL PAPER (0.6%)
Baker Hughes, Inc.	A-1	2.50	07/01/08	1,220,000	1,220,000

TOTAL SHORT-TERM DEBT SECURITIES					$9,320,000
(Cost: $9,320,000) 4.8%

TEMPORARY CASH INVESTMENTS (2)					$39,600
(Cost: $39,600) 0.0% (3)
TOTAL INVESTMENTS (Cost: $194,363,404) 101.8%					196,178,937

OTHER NET ASSETS -1.8%					-3,525,024
NET ASSETS 100.0%					$192,653,913

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (RETIREMENT INCOME FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2008 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.4%)	533,050	680,355
Equity Index Fund (18.7%)	196,374	416,832
Mid-Cap Equity Index Fund (5.1%)	78,540	113,943
Mid-Term Bond Fund (30.4%)	698,453	680,641
Money Market Fund (15.4%)	279,154	343,581
TOTAL INVESTMENTS (Cost: $2,260,246) 100.0%		2,235,352
OTHER NET ASSETS		—
NET ASSETS 100.0%		$2,235,352

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2010 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2008 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.7%)	1,069,636	1,365,222
Equity Index Fund (23.6%)	589,679	1,251,680
International Fund (4.7%)	296,100	251,812
Mid-Cap Equity Index Fund (15.1%)	552,428	801,435
Mid-Term Bond Fund (20.6%)	1,124,142	1,095,476
Money Market Fund (10.3%)	446,503	549,552
TOTAL INVESTMENTS (Cost: $5,472,032) 100.0%		5,315,177
OTHER NET ASSETS		—
NET ASSETS 100.0%		$5,315,177

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2015 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2008 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.9%)	2,979,792	3,803,237
Equity Index Fund (28.5%)	1,972,729	4,187,409
International Fund (6.7%)	1,157,829	984,653
Mid-Cap Equity Index Fund (12.2%)	1,240,560	1,799,742
Mid-Term Bond Fund (11.4%)	1,721,296	1,677,401
Money Market Fund (9.4%)	1,120,285	1,378,838
Small Cap Growth Fund (3.0%)	449,038	441,892
Small Cap Value Fund (2.9%)	444,418	428,940
TOTAL INVESTMENTS (Cost: $15,373,252) 100.0%		14,702,112
OTHER NET ASSETS		—
NET ASSETS 100.0%		$14,702,112

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2020 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2008 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.0%)	2,872,656	3,666,495
Equity Index Fund (33.5%)	2,322,083	4,928,965
International Fund (9.7%)	1,671,255	1,421,285
Mid-Cap Equity Index Fund (12.3%)	1,247,370	1,809,621
Mid-Term Bond Fund (11.5%)	1,727,929	1,683,866
Small Cap Growth Fund (4.1%)	603,751	594,143
Small Cap Value Fund (3.9%)	597,081	576,286
TOTAL INVESTMENTS (Cost: $15,448,247) 100.0%		14,680,661
OTHER NET ASSETS		—
NET ASSETS 100.0%		$14,680,661

The accompanying notes are an integral part of these portfolio statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2025 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2008 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (20.8%)	1,336,644	1,706,017
Equity Index Fund (38.7%)	1,490,350	3,163,488
International Fund (9.7%)	936,585	796,500
Mid-Cap Equity Index Fund (15.5%)	876,173	1,271,108
Mid-Term Bond Fund (5.2%)	438,019	426,849
Small Cap Growth Fund (5.1%)	425,954	419,175
Small Cap Value Fund (5.0%)	419,838	405,216
TOTAL INVESTMENTS (Cost: $8,590,225) 100.0%		8,188,353
OTHER NET ASSETS		—
NET ASSETS 100.0%		$8,188,353

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2030 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2008 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (21.0%)	1,145,287	1,461,780
Equity Index Fund (38.7%)	1,268,970	2,693,577
International Fund (9.7%)	797,252	678,007
Mid-Cap Equity Index Fund (18.6%)	893,915	1,296,847
Small Cap Growth Fund (6.1%)	433,235	426,340
Small Cap Value Fund (5.9%)	428,818	413,883
TOTAL INVESTMENTS (Cost: $7,391,979) 100.0%		6,970,434
OTHER NET ASSETS		—
NET ASSETS 100.0%		$6,970,434

The accompanying notes are an integral part of these portfolio statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2035 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2008 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (12.6%)	529,577	675,922
Equity Index Fund (38.8%)	979,097	2,078,278
International Fund (12.7%)	800,387	680,673
Mid-Cap Equity Index Fund (21.8%)	803,504	1,165,683
Small Cap Growth Fund (7.2%)	390,407	384,194
Small Cap Value Fund (6.9%)	385,061	371,651
TOTAL INVESTMENTS (Cost: $5,689,790) 100.0%		5,356,401
OTHER NET ASSETS		—
NET ASSETS 100.0%		$5,356,401

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2040 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2008 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (11.5%)	323,824	413,310
Equity Index Fund (33.9%)	574,033	1,218,471
International Fund (13.7%)	577,374	491,016
Mid-Cap Equity Index Fund (24.8%)	614,973	892,171
Small Cap Growth Fund (8.2%)	299,263	294,501
Small Cap Value Fund (7.9%)	295,148	284,869
TOTAL INVESTMENTS (Cost: $3,799,300) 100.0%		3,594,338
OTHER NET ASSETS		—
NET ASSETS 100.0%		$3,594,338

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2045 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2008 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (10.4%)	299,598	382,390
Equity Index Fund (34.0%)	587,813	1,247,719
International Fund (14.7%)	634,156	539,305
Mid-Cap Equity Index Fund (20.7%)	523,192	759,021
Small Cap Growth Fund (10.3%)	382,970	376,876
Small Cap Value Fund (9.9%)	377,273	364,134
TOTAL INVESTMENTS (Cost: $3,858,124) 100.0%		3,669,445
OTHER NET ASSETS		—
NET ASSETS 100.0%		$3,669,445

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (CONSERVATIVE ALLOCATION FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2008 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.0%)	5,637,691	7,195,627
Equity Index Fund (24.9%)	2,816,540	5,978,523
Mid-Term Bond Fund (45.1%)	11,091,521	10,808,677
TOTAL INVESTMENTS (Cost: $24,419,512) 100.0%		23,982,827
OTHER NET ASSETS		—
NET ASSETS 100.0%		$23,982,827

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MODERATE ALLOCATION FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2008 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.0%)	23,863,719	30,458,292
Equity Index Fund (35.0%)	16,689,753	35,426,471
Mid-Cap Equity Index Fund (14.9%)	10,395,540	15,081,329
Mid-Term Bond Fund (20.1%)	20,866,758	20,334,635
TOTAL INVESTMENTS (Cost: $104,578,142) 100.0%		101,300,727
OTHER NET ASSETS		—
NET ASSETS 100.0%		$101,300,727

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE ALLOCATION FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2008 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.1%)	19,560,741	24,966,215
Equity Index Fund (45.1%)	21,105,742	44,800,063
Mid-Cap Equity Index Fund (19.9%)	13,632,996	19,778,069
Small Cap Growth Fund (5.0%)	5,063,644	4,983,061
Small Cap Value Fund (4.9%)	5,072,715	4,896,047
TOTAL INVESTMENTS (Cost: $106,307,682) 100.0%		99,423,455
OTHER NET ASSETS		—
NET ASSETS 100.0%		$99,423,455

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2008 (Unaudited)

	Rating **	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (75.1%)
FHLB	AAA	2.02	07/11/08	730,000	729,589
FHLB	AAA	2.05	07/11/08	5,926,000	5,922,616
FHLB	AAA	2.05	07/28/08	150,000	149,769
FHLB	AAA	2.05	07/23/08	11,016,000	11,002,214
FHLB	AAA	2.05	08/06/08	1,157,000	1,154,664
FHLB	AAA	2.06	07/11/08	1,448,000	1,447,169
FHLB	AAA	2.07	07/23/08	5,074,000	5,067,588
FHLB	AAA	2.08	08/08/08	400,000	399,119
FHLB	AAA	2.09	07/30/08	15,310,000	15,284,628
FHLB	AAA	2.09	07/11/08	2,596,000	2,594,489
FHLB	AAA	2.10	07/02/08	3,700,000	3,699,785
FHLB	AAA	2.12	07/25/08	16,000,000	15,977,340
FHLB	AAA	2.17	07/25/08	2,096,000	2,092,962
FHLB	AAA	2.19	07/25/08	593,000	592,133
FHLB	AAA	2.19	07/28/08	1,473,000	1,470,576
FHLB	AAA	2.23	08/06/08	1,932,000	1,927,752
FHLB	AAA	2.24	07/07/08	5,000,000	4,998,163
FHLB	AAA	2.25	08/13/08	500,000	498,655
FHLB	AAA	2.26	08/22/08	1,451,000	1,446,261
FHLB	AAA	2.27	08/29/08	3,006,000	2,994,814
FHLB	AAA	2.29	08/01/08	4,000,000	3,992,234
FHLB	AAA	2.30	08/15/08	387,000	385,886
FHLB	AAA	2.34	08/27/08	822,000	819,006
FHLMC	AAA	2.03	07/11/08	10,000,000	9,994,339
FHLMC	AAA	2.05	07/14/08	275,000	274,796
FHLMC	AAA	2.05	08/04/08	3,498,000	3,491,209
FHLMC	AAA	2.08	07/21/08	10,000,000	9,988,402
FHLMC	AAA	2.10	08/04/08	560,000	558,887
FHLMC	AAA	2.16	08/08/08	886,000	883,977
FHLMC	AAA	2.18	08/11/08	630,000	628,434
FHLMC	AAA	2.20	08/07/08	4,140,000	4,130,795
FHLMC	AAA	2.29	08/18/08	620,000	618,137
FHLMC	AAA	2.30	08/20/08	5,000,000	4,984,024
FHLMC	AAA	2.35	08/25/08	750,000	747,307
FNMA	AAA	2.05	08/06/08	535,000	533,900
FNMA	AAA	2.06	07/30/08	1,581,000	1,578,380
FNMA	AAA	2.07	07/23/08	5,983,000	5,975,404
FNMA	AAA	2.08	07/30/08	2,450,000	2,445,904
FNMA	AAA	2.09	07/09/08	3,000,000	2,998,603
FNMA	AAA	2.10	07/21/08	8,546,000	8,536,054
FNMA	AAA	2.11	07/30/08	3,373,000	3,367,279
FNMA	AAA	2.16	08/06/08	1,389,000	1,385,995
FNMA	AAA	2.16	08/13/08	262,000	261,326
FNMA	AAA	2.20	08/12/08	232,000	231,404
FNMA	AAA	2.22	07/28/08	927,000	925,481
FNMA	AAA	2.23	08/04/08	999,000	996,900

FNMA	AAA	2.25	08/18/08	93,000	92,721
FNMA	AAA	2.34	09/08/08	4,000,000	3,982,059
					154,259,129
COMMERCIAL PAPER (24.9%)
American Express Credit Corp.	A-1	2.34	07/22/08	2,900,000	2,896,031
American Express Credit Corp.	A-1	2.38	08/01/08	2,000,000	1,995,892
American Express Credit Corp.	A-1	2.51	07/22/08	2,015,000	2,012,029
American Express Credit Corp.	A-1	2.52	08/04/08	428,000	426,977
Archer Daniels Midland	A-1	2.80	07/21/08	1,000,000	998,430
AT&T, Inc.	A-1	2.31	08/15/08	1,500,000	1,495,665
Baker Hughes, Inc.	A-1	2.50	07/01/08	629,000	629,000
Eaton Corp.	A-1	2.20	08/08/08	997,000	994,681
Medtronic, Inc.	A-1+	2.30	07/17/08	1,510,000	1,508,456
Nestle Capital Corp.	A-1+	2.14	07/25/08	6,853,000	6,843,200
Novartis Finance Corp.	A-1+	2.31	07/30/08	6,100,000	6,088,625
Siemens Capital Co. LLC	A-1+	2.20	07/25/08	7,000,000	6,989,694
Stanley Works	A-1	2.10	07/10/08	6,000,000	5,996,841
Toyota Motor Credit Corp.	A-1+	2.30	07/31/08	2,500,000	2,495,198
Toyota Motor Credit Corp.	A-1+	2.39	08/11/08	809,000	806,795
Toyota Motor Credit Corp.	A-1+	2.58	07/31/08	3,000,000	2,993,521
Unilever Capital Corp.	A-1	2.70	10/30/08	6,000,000	5,952,099
					51,123,134
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $205,375,458) 100.0%					205,382,263
TOTAL INVESTMENTS (Cost: $205,375,458) 100.0%					205,382,263
OTHER NET ASSETS 0.0% (3)					5,074
NET ASSETS 100.0%					$205,387,337

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  (MID-TERM BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2008 (Unaudited)

	Rating **	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (27.0%)
U.S. Treasury Note	AAA	2.88	01/31/13	9,000,000	8,846,019
U.S. Treasury Note	AAA	3.13	04/30/13	13,000,000	12,891,333
U.S. Treasury Note	AAA	4.75	05/15/14	7,000,000	7,504,217
U.S. Treasury Strip	AAA	0.00	11/15/08	3,000,000	2,977,833
U.S. Treasury Strip	AAA	0.00	11/15/12	5,000,000	4,331,450
U.S. Treasury Strip	AAA	0.00	02/15/13	7,500,000	6,414,840
U.S. Treasury Strip	AAA	0.00	05/15/13	8,500,000	7,191,706
					50,157,398
U.S. GOVERNMENT AGENCIES (24.0%)
MORTGAGE-BACKED OBLIGATIONS (2.0%)
FHLMC	AAA	4.00	11/15/26	156,734	156,861
FHLMC	AAA	5.00	06/15/17	3,000,000	3,053,847
FHLMC	AAA	5.50	04/01/09	8,549	8,609
FHLMC	AAA	5.50	06/01/09	7,159	7,206
FHLMC	AAA	6.00	10/01/08	417	418
FHLMC	AAA	6.00	11/01/10	11,471	11,625
FHLMC	AAA	6.00	07/01/16	7,367	7,549
FHLMC	AAA	6.00	02/01/19	18,571	19,012
FHLMC	AAA	6.50	11/01/09	2,406	2,459
FHLMC	AAA	6.50	04/01/14	104,174	108,850
FHLMC	AAA	7.00	02/01/14	45,702	48,384
FHLMC	AAA	7.50	03/15/21	20,466	22,356
FHLMC	AAA	8.00	05/01/14	54	54
FHLMC	AAA	8.00	09/01/18	7,510	7,564
FHLMC	AAA	8.50	09/01/17	4,654	5,057
FNMA	AAA	4.00	11/25/26	18,854	18,850
FNMA	AAA	4.50	10/25/17	110,828	110,824
FNMA	AAA	5.50	11/01/08	3,536	3,538
FNMA	AAA	5.50	12/01/08	1,705	1,706
FNMA	AAA	5.50	02/01/09	3,180	3,182
FNMA	AAA	6.00	09/01/08	761	767
FNMA	AAA	6.00	07/01/09	5,345	5,382
FNMA	AAA	6.00	01/01/11	2,071	2,076
FNMA	AAA	6.00	09/01/12	27,748	28,503
FNMA	AAA	6.50	08/01/13	23,010	23,720
FNMA	AAA	6.50	12/25/23	71,562	72,497
FNMA	AAA	7.50	09/01/08	16	16
FNMA	AAA	8.00	06/01/17	959	1,020
FNMA	AAA	8.50	12/01/09	5,391	5,538
FNMA	AAA	8.75	09/01/16	186	187
GNMA (5)	AAA	6.00	11/15/08	4,506	4,519
GNMA (5)	AAA	6.00	06/15/09	2,235	2,272
GNMA (5)	AAA	9.00	03/15/10	811	857
					3,745,305
NON-MORTGAGE-BACKED OBLIGATIONS (22.0%)
FFCB	AAA	4.95	10/10/14	12,500,000	12,916,019
FFCB	AAA	5.10	08/05/13	5,000,000	5,206,410
FHLB	AAA	3.00	04/15/09	3,500,000	3,504,253
FHLB	AAA	5.75	05/15/12	3,200,000	3,408,051
FHLMC	AAA	5.00	07/15/14	5,500,000	5,692,357
FHLMC	AAA	5.63	03/15/11	750,000	790,321

FHLMC	AAA	6.63	09/15/09	5,000,000	5,217,280
FNMA	AAA	3.25	02/15/09	500,000	501,303
FNMA	AAA	4.25	05/15/09	2,000,000	2,023,902
FNMA	AAA	4.38	09/15/12	1,750,000	1,778,572
					41,038,468
CORPORATE DEBT (47.4%)
BASIC MATERIALS (2.1%)
Bemis Co., Inc.	A	4.88	04/01/12	500,000	494,463
International Paper Co.	BBB	4.25	01/15/09	250,000	249,182
Lubrizol Corp.	BBB-	5.50	10/01/14	500,000	477,435
Lubrizol Corp.	BBB-	5.88	12/01/08	200,000	201,486
Rohm & Haas Co.	BBB	5.60	03/15/13	750,000	751,464
Sonoco Products Co.	BBB+	6.50	11/15/13	250,000	269,504
Temple-Inland, Inc.	BBB-	7.88	05/01/12	143,000	142,837
Vulcan Materials Co.	A-	6.30	06/15/13	1,000,000	1,013,146
Worthington Industries, Inc.	BBB	6.70	12/01/09	250,000	256,260
					3,855,777
CONSUMER, CYCLICAL (7.2%)
Belo Corp.	BB	8.00	11/01/08	150,000	152,645
Best Buy Co., Inc.†	BBB	6.75	07/15/13	1,000,000	1,013,092
Black & Decker Corp.	BBB	4.75	11/01/14	500,000	457,557
Brinker International, Inc.	BBB-	5.75	06/01/14	1,000,000	902,280
Comcast Cable Communications	BBB+	6.20	11/15/08	200,000	200,732
Cox Communications, Inc.	BBB-	3.88	10/01/08	500,000	499,317
DaimlerChrysler N.A. LLC	A-	5.75	09/08/11	1,000,000	1,019,743
Ethan Allen Interiors, Inc.	BBB+	5.38	10/01/15	500,000	468,579
Fortune Brands, Inc.	BBB	4.88	12/01/13	1,000,000	958,359
Home Depot, Inc.	BBB+	5.40	03/01/16	250,000	229,563
Johnson Controls, Inc.	A-	4.88	09/15/13	250,000	250,375
Kohl’s Corp.	BBB+	7.38	10/15/11	500,000	518,587
Leggett & Platt, Inc.	A	4.70	04/01/13	750,000	728,605
Marriott International, Inc.	BBB	5.63	02/15/13	750,000	705,563
May Department Stores Co.	BBB-	4.80	07/15/09	250,000	245,002
Newell Rubbermaid, Inc.	BBB+	4.63	12/15/09	500,000	496,295
Newell Rubbermaid, Inc.	BBB+	5.50	04/15/13	500,000	491,903
Nordstrom, Inc.	A-	5.63	01/15/09	175,000	176,690
RadioShack Corp.	BB	7.38	05/15/11	400,000	404,000
Scholastic Corp.	BB	5.00	04/15/13	250,000	210,935
Stanley Works	A	4.90	11/01/12	525,000	512,187
Starwood Hotels & Resorts Worldwide, Inc.	BBB-	6.25	02/15/13	1,000,000	965,567
Target Corp.	A+	5.38	06/15/09	1,000,000	1,020,882
Wendy’s International, Inc.	BB-	6.25	11/15/11	300,000	291,000
Whirlpool Corp.	BBB	6.50	06/15/16	500,000	490,186
					13,409,644
CONSUMER, NON-CYCLICAL (4.9%)
Anheuser-Busch Cos., Inc.	A	4.38	01/15/13	1,000,000	949,994
Anheuser-Busch Cos., Inc.	A	4.70	04/15/12	100,000	97,049
Brown-Forman Corp.	A	5.20	04/01/12	1,000,000	1,007,623
Bunge Ltd. Finance Corp.	BBB-	4.38	12/15/08	200,000	200,304
Bunge Ltd. Finance Corp.	BBB-	5.10	07/15/15	1,000,000	909,490
Cargill, Inc.†	A	5.20	01/22/13	1,000,000	990,402
Clorox Co.	BBB+	4.20	01/15/10	250,000	247,942
Clorox Co.	BBB+	5.00	03/01/13	500,000	491,416
Clorox Co.	BBB+	5.00	01/15/15	300,000	285,563

Coca-Cola Bottling Co. Consolidated	BBB	6.38	05/01/09	200,000	202,736
CVS Caremark Corp.	BBB+	6.13	08/15/16	500,000	504,249
Earthgrains Co.	BBB+	6.50	04/15/09	150,000	152,538
Hershey Co.	A	4.85	08/15/15	500,000	489,069
Hershey Co.	A	5.00	04/01/13	500,000	500,167
Kraft Foods, Inc.	BBB+	5.25	10/01/13	500,000	486,511
Kroger Co.	BBB-	4.95	01/15/15	500,000	476,161
PepsiAmericas, Inc.	A	6.38	05/01/09	150,000	153,616
Safeway, Inc.	BBB	4.13	11/01/08	500,000	500,324
Sara Lee Corp.	BBB+	6.25	09/15/11	250,000	255,952
Wal-Mart Stores, Inc.	AA	6.88	08/10/09	250,000	259,190
					9,160,296
ENERGY (4.8%)
CenterPoint Energy Resources Corp.	BBB	7.88	04/01/13	750,000	802,878
Diamond Offshore Drilling	A-	4.88	07/01/15	500,000	479,248
Enbridge, Inc.	A-	5.80	06/15/14	1,065,000	1,058,207
Halliburton Co.	A	5.50	10/15/10	500,000	517,985
Halliburton Co.	A	5.63	12/01/08	200,000	201,301
Knight, Inc.	BB	5.15	03/01/15	250,000	220,625
Nabors Industries Ltd.	BBB+	5.38	08/15/12	750,000	752,834
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	1,000,000	1,015,516
Noble Corp.	A-	5.88	06/01/13	1,000,000	1,022,963
Premco Refining Group	BBB	7.50	06/15/15	500,000	515,839
Sunoco, Inc.	BBB	4.88	10/15/14	500,000	472,056
Valero Energy Corp.	BBB	4.75	06/15/13	1,000,000	951,974
Weatherford Int’l. Ltd.	BBB+	5.15	03/15/13	500,000	497,088
Weatherford Int’l. Ltd.	BBB+	5.50	02/15/16	500,000	483,751
					8,992,265
FINANCIAL (13.8%)
American Express Credit Corp.	A+	5.88	05/02/13	1,000,000	994,176
American Honda Finance†	A+	3.85	11/06/08	700,000	699,936
Bank of America Corp.	AA	5.38	08/15/11	250,000	253,618
Bank of America Corp.	AA-	5.75	08/15/16	500,000	477,424
Berkshire Hathaway Finance	AAA	4.20	12/15/10	500,000	506,419
Brandywine Realty Trust	BBB-	4.50	11/01/09	250,000	241,897
Capital One Bank	A-	5.75	09/15/10	250,000	249,117
CIT Group, Inc.	A-	5.80	07/28/11	250,000	202,243
Colonial Realty LP	BBB-	4.80	04/01/11	300,000	282,989
Developers Diversified Realty Corp.	BBB	5.00	05/03/10	250,000	242,256
Duke Realty LP	BBB+	4.63	05/15/13	500,000	453,687
Fifth Third Bank	AA-	3.38	08/15/08	200,000	199,344
First Horizon National Corp.	BBB	4.50	05/15/13	125,000	100,402
First Industrial LP	BBB	6.88	04/15/12	750,000	744,227
First Tennessee Bank	A-	2.77	05/18/09	925,000	885,981
First Tennessee Bank	BBB+	5.75	12/01/08	200,000	198,091
Ford Motor Credit Co. LLC	B	7.38	10/28/09	750,000	683,084
Fosters Finance Corp.†	BBB	4.88	10/01/14	500,000	480,679
Fosters Finance Corp.†	BBB	6.88	06/15/11	500,000	530,764
GATX Financial Corp.	BBB+	5.13	04/15/10	250,000	249,615
General Electric Capital Corp.	AAA	5.00	01/08/16	500,000	482,310
Harley-Davidson Funding†	A	3.63	12/15/08	400,000	400,028
Harley-Davidson Funding†	A	5.25	12/15/12	1,000,000	966,291
HCP, Inc.	BBB	4.88	09/15/10	500,000	479,718
HCP, Inc.	BBB	5.65	12/15/13	500,000	457,303
Health Care REIT, Inc.	BBB-	8.00	09/12/12	500,000	503,777
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	250,000	257,257

HSBC Finance Corp.	AA-	4.13	12/15/08	200,000	199,690
Jefferson-Pilot Corp.	A+	4.75	01/30/14	500,000	468,813
JPMorgan Chase & Co.	AA-	5.60	06/01/11	250,000	253,425
KeyCorp	A-	6.50	05/14/13	1,050,000	937,502
Kimco Realty Corp.	A-	6.00	11/30/12	1,000,000	973,600
Lehman Brothers Hldgs.	A+	5.75	07/18/11	250,000	241,376
Lincoln National Corp.	A+	5.65	08/27/12	400,000	396,658
Mack-Cali Realty LP	BBB	5.80	01/15/16	500,000	455,396
Merrill Lynch & Co., Inc.	A+	3.13	07/15/08	200,000	199,870
MetLife, Inc.	A	5.00	11/24/13	250,000	245,951
Nationwide Health Pptys., Inc.	BBB-	6.50	07/15/11	500,000	506,345
Nationwide Health Pptys., Inc.	BBB-	7.60	11/20/28	350,000	387,291
Nissan Motor Acceptance Corp.†	BBB+	5.63	03/14/11	500,000	496,385
Pitney Bowes Credit Corp.	A+	5.75	08/15/08	200,000	200,614
ProLogis	BBB+	5.50	04/01/12	500,000	488,274
Regency Centers LP	BBB+	4.95	04/15/14	500,000	455,751
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	500,000	507,030
Simon Property Group LP	A-	4.88	08/15/10	500,000	488,073
Simon Property Group LP	A-	5.38	08/28/08	200,000	200,015
SLM Corp.	BBB-	4.00	01/15/09	500,000	493,846
Southtrust Bank, N.A.	AA-	4.75	03/01/13	250,000	243,168
Textron Financial Corp.	A-	5.13	02/03/11	250,000	252,759
Textron Financial Corp.	A-	5.40	04/28/13	1,000,000	992,150
Toronto-Dominion Bank	AA-	6.50	08/15/08	100,000	100,300
Travelers Cos., Inc.	A-	5.38	06/15/12	1,000,000	1,003,388
Union Planters Corp.	A	4.38	12/01/10	250,000	244,669
Vornado Realty LP	BBB	5.60	02/15/11	500,000	479,764
Wachovia Bank, N.A.	AA-	5.60	03/15/16	500,000	464,321
Wachovia Corp.	AA-	3.50	08/15/08	200,000	199,733
Zions Bancorporation	BBB	5.65	05/15/14	1,000,000	856,427
					25,655,217
HEALTHCARE (3.7%)
Abbott Laboratories	AA	5.60	05/15/11	500,000	522,863
Allergan, Inc.	A	5.75	04/01/16	500,000	501,840
Baxter International, Inc.	A+	4.63	03/15/15	250,000	237,901
Boston Scientific Corp.	BB+	4.25	01/12/11	500,000	468,750
Cardinal Health, Inc.	BBB+	5.50	06/15/13	1,000,000	997,779
Laboratory Corp. of America Hldgs.	BBB	5.50	02/01/13	285,000	276,148
Laboratory Corp. of America Hldgs.	BBB	5.63	12/15/15	500,000	472,275
Lilly (Eli) & Co.	AA	5.20	03/15/17	500,000	499,227
McKesson Corp.	BBB	7.75	02/01/12	1,000,000	1,073,116
Thermo Fisher Scientific, Inc.	BBB+	7.63	10/30/08	140,000	141,821
UnitedHealth Group, Inc.	A-	5.25	03/15/11	250,000	248,842
UnitedHealth Group, Inc.	A-	5.50	11/15/12	750,000	736,002
WellPoint, Inc.	A-	4.25	12/15/09	200,000	197,987
WellPoint, Inc.	A-	5.00	01/15/11	500,000	494,137
					6,868,688
INDUSTRIAL (6.4%)
Acuity Brands, Inc.	BBB-	8.38	08/01/10	1,000,000	1,061,090
Avery Dennison Corp.	BBB+	4.88	01/15/13	500,000	484,875
Burlington Northern Santa Fe Corp.	BBB	4.30	07/01/13	500,000	473,265
Canadian Pacific Railway Co.	BBB	5.75	05/15/13	1,000,000	994,235
CSX Corp.	BBB-	5.30	02/15/14	500,000	478,859
CSX Corp.	BBB-	6.25	04/01/15	500,000	501,698
Danaher Corp.	A+	6.00	10/15/08	200,000	201,185
Dun & Bradstreet Corp.	A-	5.50	03/15/11	500,000	501,778

Dun & Bradstreet Corp.	A-	6.00	04/01/13	1,000,000	996,227
ERP Operating LP	BBB+	5.38	08/01/16	500,000	454,089
FedEx Corp.	BBB	3.50	04/01/09	200,000	199,322
Fisher Scientific Int’l., Inc.	BBB	6.13	07/01/15	500,000	495,680
General Dynamics Corp.	A	4.50	08/15/10	500,000	510,715
Lafarge Corp.	BBB	6.50	07/15/08	100,000	99,955
Masco Corp.	BBB+	4.80	06/15/15	500,000	435,448
Masco Corp.	BBB+	5.88	07/15/12	300,000	286,476
Precision Castparts Corp.	BBB+	5.60	12/15/13	750,000	741,572
Ryder System, Inc.	BBB+	6.00	03/01/13	500,000	500,547
Southwest Airlines Co.	A-	5.25	10/01/14	500,000	459,467
Steelcase, Inc.	BBB-	6.50	08/15/11	500,000	507,011
Union Pacific Corp.	BBB	4.88	01/15/15	500,000	474,103
Union Pacific Corp.	BBB	6.13	01/15/12	500,000	515,844
Waste Management, Inc.	BBB	5.00	03/15/14	500,000	478,783
					11,852,224
TECHNOLOGY (1.5%)
Arrow Electronics, Inc.	BBB-	6.88	07/01/13	750,000	765,980
Cisco Systems, Inc.	A+	5.25	02/22/11	250,000	257,397
Motorola, Inc.	BBB	5.80	10/15/08	200,000	200,846
Western Union Co.	A-	5.40	11/17/11	500,000	497,275
Xerox Corp.	BBB	6.88	08/15/11	1,000,000	1,036,323
					2,757,821
TELECOMMUNICATIONS (0.1%)
Nextel Communications, Inc.	BBB	5.25	01/15/10	250,000	241,250
UTILITIES (2.9%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	501,346
AGL Capital Corp.	BBB+	7.13	01/14/11	1,000,000	1,045,889
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	500,000	504,208
Consolidated Edison, Inc.	BBB+	3.63	08/01/08	200,000	200,008
Duke Energy Corp.	A	4.50	04/01/10	500,000	503,557
Exelon Generation Co. LLC	BBB+	5.35	01/15/14	1,000,000	958,954
Pepco Hldgs., Inc.	BBB-	4.00	05/15/10	250,000	245,063
PNM Resources, Inc.	BB+	4.40	09/15/08	135,000	134,533
PPL Energy Supply LLC	BBB	5.70	10/15/15	600,000	563,229
Progress Energy, Inc.	BBB+	5.95	03/01/09	200,000	203,045
Public Svc. Electric & Gas Co.	A-	4.00	11/01/08	200,000	200,002
Virginia Electric & Power Co.	A-	4.50	12/15/10	400,000	402,110
					5,461,944
TOTAL LONG-TERM DEBT SECURITIES (Cost: $183,082,139) 98.4%					$183,196,297

	Rating **	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.5%)
Baker Hughes, Inc.	A-1	2.50	07/01/08	900,000	900,000
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $900,000) 0.5%					$900,000

TEMPORARY CASH INVESTMENTS (2) (Cost: $11,000) 0.0% (3)	$11,000
TOTAL INVESTMENTS (Cost: $183,993,139) 98.9%	184,107,297
OTHER NET ASSETS 1.1%	2,083,388
NET ASSETS 100.0%	$186,190,685

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2008 (Unaudited)

	Rating **	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (6.7%)
U.S. Treasury Strip	AAA	0.00	02/15/18	14,000,000	9,261,994
U.S. Treasury Strip	AAA	0.00	11/15/25	40,000,000	17,516,874
					26,778,868
U.S. GOVERNMENT AGENCIES (38.1%)
MORTGAGE-BACKED OBLIGATIONS (35.6%)
FHARM	AAA	5.26	04/01/37	3,047,021	3,068,451
FHARM	AAA	5.27	02/01/36	1,874,622	1,894,260
FHARM	AAA	5.45	05/01/37	2,350,952	2,377,553
FHLMC	AAA	4.00	10/15/26	381,909	382,138
FHLMC	AAA	5.43	04/01/37	2,508,200	2,532,010
FHLMC	AAA	5.50	10/01/18	1,125,759	1,141,074
FHLMC	AAA	5.50	12/15/20	3,500,000	3,485,874
FHLMC	AAA	5.50	03/01/21	1,171,666	1,186,873
FHLMC	AAA	5.50	07/15/31	1,500,000	1,514,060
FHLMC	AAA	5.79	03/01/37	1,661,662	1,673,772
FHLMC	AAA	6.00	07/15/29	1,460,212	1,500,432
FHLMC	AAA	6.00	03/15/32	2,200,000	2,266,966
FNMA	AAA	4.00	05/01/19	2,220,364	2,104,072
FNMA	AAA	4.50	05/01/18	2,134,727	2,087,631
FNMA	AAA	4.50	12/01/18	1,141,298	1,116,119
FNMA	AAA	4.50	02/01/19	838,903	818,298
FNMA	AAA	4.50	05/01/19	541,437	528,139
FNMA	AAA	4.50	06/01/19	1,511,508	1,474,382
FNMA	AAA	4.50	06/01/19	779,605	760,456
FNMA	AAA	4.50	05/01/34	1,076,168	1,001,046
FNMA	AAA	4.50	06/01/34	2,110,331	1,963,019
FNMA	AAA	5.00	04/01/18	471,266	470,672
FNMA	AAA	5.00	09/01/18	1,595,087	1,593,077
FNMA	AAA	5.00	09/01/20	1,825,668	1,814,239
FNMA	AAA	5.00	10/01/20	2,349,748	2,335,038
FNMA	AAA	5.00	10/01/25	1,740,353	1,694,838
FNMA	AAA	5.00	06/01/33	2,135,858	2,060,477
FNMA	AAA	5.00	11/01/33	3,365,943	3,247,148
FNMA	AAA	5.00	01/01/34	2,520,468	2,431,513
FNMA	AAA	5.00	03/01/34	1,215,285	1,172,394
FNMA	AAA	5.00	04/01/34	1,654,643	1,594,178
FNMA	AAA	5.00	04/01/34	610,565	588,253
FNMA	AAA	5.00	04/01/35	1,970,685	1,895,592
FNMA	AAA	5.00	06/01/35	1,522,811	1,464,784
FNMA	AAA	5.00	09/01/35	4,750,882	4,569,849
FNMA	AAA	5.50	04/01/17	257,779	261,885
FNMA	AAA	5.50	05/01/17	503,373	511,391
FNMA	AAA	5.50	05/01/17	180,236	183,106
FNMA	AAA	5.50	01/01/24	1,317,107	1,316,252
FNMA	AAA	5.50	03/01/24	3,058,918	3,054,895
FNMA	AAA	5.50	09/01/25	1,411,696	1,408,308
FNMA	AAA	5.50	11/01/26	1,792,267	1,786,125
FNMA	AAA	5.50	07/01/33	3,665,214	3,634,217
FNMA	AAA	5.50	09/01/33	1,805,188	1,789,922
FNMA	AAA	5.50	10/01/33	2,373,286	2,353,215

FNMA	AAA	5.50	03/01/34	1,718,297	1,703,766
FNMA	AAA	5.50	03/01/34	892,573	885,024
FNMA	AAA	5.50	07/01/34	2,352,826	2,328,516
FNMA	AAA	5.50	09/01/34	1,704,538	1,686,927
FNMA	AAA	5.50	09/01/34	640,876	634,254
FNMA	AAA	5.50	10/01/34	3,846,352	3,806,612
FNMA	AAA	5.50	02/01/35	1,293,942	1,280,573
FNMA	AAA	5.50	02/01/35	1,089,162	1,076,887
FNMA	AAA	5.50	04/01/35	1,544,720	1,527,311
FNMA	AAA	5.50	08/01/35	3,042,877	3,008,584
FNMA	AAA	5.50	12/01/36	590,285	582,894
FNMA	AAA	6.00	03/01/17	336,184	345,787
FNMA	AAA	6.00	05/01/23	1,647,447	1,680,002
FNMA	AAA	6.00	01/01/25	877,090	892,936
FNMA	AAA	6.00	03/01/28	1,930,275	1,960,986
FNMA	AAA	6.00	04/01/32	527,462	535,693
FNMA	AAA	6.00	04/01/32	255,828	259,820
FNMA	AAA	6.00	05/01/32	1,808,224	1,836,441
FNMA	AAA	6.00	04/01/33	2,124,078	2,157,224
FNMA	AAA	6.00	11/01/34	1,563,076	1,583,072
FNMA	AAA	6.00	12/01/36	1,926,735	1,946,567
FNMA	AAA	6.00	01/01/37	2,034,790	2,055,734
FNMA	AAA	6.00	04/01/37	1,794,776	1,798,688
FNMA	AAA	6.00	05/01/37	1,822,120	1,826,092
FNMA	AAA	6.00	06/01/37	2,047,749	2,052,213
FNMA	AAA	6.00	07/01/37	1,910,999	1,930,262
FNMA	AAA	6.00	08/01/37	2,813,501	2,841,861
FNMA	AAA	6.00	12/01/37	1,474,362	1,489,224
FNMA	AAA	6.00	02/25/47	1,153,278	1,151,837
FNMA	AAA	6.50	09/01/16	103,584	108,092
FNMA	AAA	6.50	03/01/17	838,191	874,407
FNMA	AAA	6.50	05/01/17	137,019	142,939
FNMA	AAA	6.50	04/01/32	496,658	515,583
FNMA	AAA	6.50	05/01/32	2,079,307	2,158,539
FNMA	AAA	6.50	05/01/32	610,841	634,117
FNMA	AAA	6.50	09/01/36	1,545,505	1,581,213
FNMA	AAA	6.50	07/01/37	1,322,211	1,362,809
FNMA	AAA	6.50	09/01/37	2,375,155	2,448,084
FNMA	AAA	6.50	05/01/38	2,098,302	2,162,521
FNMA	AAA	7.00	09/01/31	181,424	191,735
FNMA	AAA	7.00	11/01/31	202,196	213,687
FNMA	AAA	7.00	06/01/32	143,123	151,280
FNMA	AAA	7.50	04/01/32	134,331	144,339
FNMA	AAA	7.50	06/01/32	512,457	550,637
FNMA	AAA	8.00	03/01/31	93,709	101,393
FNMA	AAA	8.00	04/01/32	115,447	124,874
FNMA	AAA	8.00	04/01/32	46,532	50,331
GNMA (5)	AAA	6.27	10/16/27	3,000,000	3,091,785
GNMA (5)	AAA	6.50	04/15/31	59,660	61,965
GNMA (5)	AAA	6.50	12/15/31	269,920	280,345
GNMA (5)	AAA	6.50	05/15/32	95,482	99,140
GNMA (5)	AAA	7.00	09/15/31	59,277	63,101
GNMA (5)	AAA	7.00	09/15/31	35,482	37,771
GNMA (5)	AAA	7.00	05/15/32	46,771	49,781
					142,174,248

NON-MORTGAGE-BACKED OBLIGATIONS (2.5%)
FHLMC	AAA	5.20	03/05/19	10,000,000	9,883,600

CORPORATE DEBT (53.0%)
BASIC MATERIALS (4.2%)
ARCO Chemical Co.	B	10.25	11/01/10	5,000,000	5,050,000
International Paper Co.	BBB	4.25	01/15/09	2,000,000	1,993,454
Lubrizol Corp.	BBB-	5.50	10/01/14	2,000,000	1,909,738
PolyOne Corp.	B+	7.50	12/15/15	3,750,000	3,318,750
Sonoco Products Co.	BBB+	6.50	11/15/13	500,000	539,009
Vulcan Materials Co.	A-	7.00	06/15/18	2,000,000	2,038,786
Worthington Industries, Inc.	BBB	6.70	12/01/09	2,000,000	2,050,078
					16,899,815
CONSUMER, CYCLICAL (10.7%)
Belo Corp.	BB	8.00	11/01/08	2,000,000	2,035,264
Black & Decker Corp.	BBB	4.75	11/01/14	2,000,000	1,830,228
Brinker International, Inc.	BBB-	5.75	06/01/14	2,000,000	1,804,560
Comcast Cable Communications	BBB+	6.20	11/15/08	2,000,000	2,007,324
Cox Communications, Inc.	BBB-	3.88	10/01/08	2,000,000	1,997,268
Ethan Allen Interiors, Inc.	BBB+	5.38	10/01/15	2,000,000	1,874,314
Fortune Brands, Inc.	BBB	4.88	12/01/13	500,000	479,180
Fortune Brands, Inc.	BBB	5.38	01/15/16	1,900,000	1,779,304
Fruit of the Loom (4)	NR	7.38	11/15/23	345,170	35
Home Depot, Inc.	BBB+	5.40	03/01/16	2,000,000	1,836,506
Johnson Controls, Inc.	A-	4.88	09/15/13	2,500,000	2,503,748
Kellwood Co.	NR	7.88	07/15/09	4,000,000	3,760,000
Kohl’s Corp.	BBB+	6.30	03/01/11	1,500,000	1,518,716
Leggett & Platt, Inc.	A	4.70	04/01/13	2,000,000	1,942,946
Marriott International, Inc.	BBB	5.63	02/15/13	2,000,000	1,881,500
May Department Stores Co.†	BBB-	4.80	07/15/09	2,000,000	1,960,016
Newell Rubbermaid, Inc.	BBB+	4.63	12/15/09	2,500,000	2,481,473
RadioShack Corp.	BB	7.38	05/15/11	2,000,000	2,020,000
Scholastic Corp.	BB	5.00	04/15/13	2,000,000	1,687,482
Starwood Hotels & Resorts Worldwide, Inc.	BBB-	6.25	02/15/13	500,000	482,784
Target Corp.	A+	5.38	06/15/09	3,250,000	3,317,867
Wendy’s International, Inc.	BB-	6.25	11/15/11	1,500,000	1,455,000
Whirlpool Corp.	BBB	6.50	06/15/16	2,000,000	1,960,744
					42,616,259
CONSUMER, NON-CYCLICAL (3.1%)
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	2,000,000	1,868,818
Cargill, Inc.†	A	5.00	11/15/13	500,000	489,418
Clorox Co.	BBB+	5.00	03/01/13	2,000,000	1,965,664
CVS Caremark Corp.	BBB+	6.13	08/15/16	2,000,000	2,016,994
Kroger Co.	BBB-	4.95	01/15/15	2,000,000	1,904,644
PepsiAmericas, Inc.	A	6.38	05/01/09	2,000,000	2,048,208
Sara Lee Corp.	BBB+	6.25	09/15/11	2,000,000	2,047,618
					12,341,364
ENERGY (5.6%)
Diamond Offshore Drilling	A-	4.88	07/01/15	2,000,000	1,916,990
Enbridge, Inc.	A-	5.80	06/15/14	1,000,000	993,622
Knight, Inc.	BB	5.15	03/01/15	2,000,000	1,765,000
Nabors Industries Ltd.	BBB+	5.38	08/15/12	1,000,000	1,003,778
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	2,000,000	2,031,032
Noble Corp.	A-	7.50	03/15/19	2,000,000	2,302,534
Premco Refining Group	BBB	7.50	06/15/15	2,000,000	2,063,356
Seariver Maritime, Inc.	AAA	0.00	09/01/12	10,000,000	8,233,560

Weatherford Int’l. Ltd.	BBB+	5.15	03/15/13	500,000	497,088
Weatherford Int’l. Ltd.	BBB+	5.50	02/15/16	1,500,000	1,451,253
					22,258,213
FINANCIAL (17.5%)
American Express Credit Corp.	A+	5.88	05/02/13	500,000	497,088
Berkley (W.R.) Corp.	BBB+	8.70	01/01/22	5,000,000	5,710,530
Brandywine Realty Trust	BBB-	4.50	11/01/09	2,000,000	1,935,178
Capital One Bank	A-	5.75	09/15/10	2,000,000	1,992,936
Colonial Realty LP	BBB-	4.80	04/01/11	1,500,000	1,414,943
Corporate Ppty. Investors†	A-	7.88	03/15/16	5,000,000	5,398,085
Developers Diversified Realty Corp.	BBB	5.00	05/03/10	2,000,000	1,938,044
Duke Realty LP	BBB+	4.63	05/15/13	2,000,000	1,814,746
Fairfax Financial Hldgs.	BB	8.25	10/01/15	2,500,000	2,403,125
First Horizon Mtg.	AAA	5.00	06/25/33	1,742,961	1,737,164
First Horizon National Corp.	BBB	4.50	05/15/13	5,000,000	4,016,075
First Industrial LP	BBB	6.88	04/15/12	2,000,000	1,984,606
Ford Motor Credit Co. LLC	B	7.38	10/28/09	3,000,000	2,732,337
Fosters Finance Corp.†	BBB	6.88	06/15/11	2,000,000	2,123,054
GATX Financial Corp.	BBB+	5.13	04/15/10	1,000,000	998,460
GMAC LLC	B+	0.00	12/01/12	10,000,000	4,009,940
Harley-Davidson Funding†	A	5.25	12/15/12	500,000	483,146
HCP, Inc.	BBB	4.88	09/15/10	2,000,000	1,918,872
HCP, Inc.	BBB	5.65	12/15/13	2,000,000	1,829,212
Health Care REIT, Inc.	BBB-	8.00	09/12/12	2,000,000	2,015,106
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	2,000,000	2,058,058
KeyCorp	A-	6.50	05/14/13	2,000,000	1,785,718
Kimco Realty Corp.	A-	6.00	11/30/12	1,000,000	973,600
Lincoln National Corp.	A+	5.65	08/27/12	2,000,000	1,983,288
Markel Corp.	BBB-	6.80	02/15/13	1,000,000	1,028,274
Nationwide Health Pptys., Inc.	BBB-	6.50	07/15/11	2,000,000	2,025,380
ProLogis	BBB+	5.50	04/01/12	2,000,000	1,953,096
Regency Centers LP	BBB+	4.95	04/15/14	2,000,000	1,823,004
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	1,000,000	1,014,060
Shurgard Storage Centers	A-	7.75	02/22/11	750,000	796,856
SLM Corp.	BBB-	4.00	01/15/09	2,250,000	2,222,307
Southtrust Bank, N.A.	AA-	4.75	03/01/13	1,250,000	1,215,838
Travelers Cos., Inc.	A-	5.38	06/15/12	500,000	501,694
Vornado Realty LP	BBB	5.60	02/15/11	2,000,000	1,919,054
Zions Bancorporation	BBB	5.65	05/15/14	2,000,000	1,712,854
					69,965,728
HEALTHCARE (2.9%)
Allergan, Inc.	A	5.75	04/01/16	2,000,000	2,007,358
Laboratory Corp. of America Hldgs.	BBB	5.50	02/01/13	1,000,000	968,939
Laboratory Corp. of America Hldgs.	BBB	5.63	12/15/15	1,000,000	944,550
McKesson Corp.	BBB	7.75	02/01/12	1,750,000	1,877,953
UnitedHealth Group, Inc.	A-	5.50	11/15/12	2,000,000	1,962,672
WellPoint, Inc.	A-	4.25	12/15/09	2,000,000	1,979,866
Wyeth	A+	5.50	03/15/13	1,750,000	1,786,108
					11,527,446
INDUSTRIAL (4.0%)
Canadian Pacific Railway Co.	BBB	5.75	05/15/13	500,000	497,118
CSX Corp.	BBB-	5.30	02/15/14	2,000,000	1,915,436
Donnelley (R.R.) & Sons Co.	BBB+	4.95	04/01/14	2,000,000	1,832,692
Fisher Scientific Int’l., Inc.	BBB	6.13	07/01/15	2,000,000	1,982,718
Lafarge Corp.	BBB	6.50	07/15/08	1,750,000	1,749,211

Masco Corp.	BBB+	5.88	07/15/12	2,000,000	1,909,840
Precision Castparts Corp.	BBB+	5.60	12/15/13	2,000,000	1,977,524
Ryder System, Inc.	BBB+	6.00	03/01/13	2,000,000	2,002,188
Steelcase, Inc.	BBB-	6.50	08/15/11	2,000,000	2,028,044
					15,894,771
TECHNOLOGY (1.2%)
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	2,000,000	2,006,236
Cisco Systems, Inc.	A+	5.25	02/22/11	2,000,000	2,059,178
Xerox Corp.	BBB	6.88	08/15/11	500,000	518,162
					4,583,576
TELECOMMUNICATIONS (1.0%)
Alltel Corp.	B-	7.00	03/15/16	2,000,000	2,020,000
Nextel Communications, Inc.	BBB	5.25	01/15/10	2,000,000	1,930,000
					3,950,000
UTILITIES (2.8%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	501,346
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	2,000,000	2,016,830
Duke Energy Corp.	A	4.50	04/01/10	750,000	755,336
Pepco Hldgs., Inc.	BBB-	4.00	05/15/10	2,000,000	1,960,502
PPL Energy Supply LLC	BBB	5.40	08/15/14	2,000,000	1,906,912
Progress Energy, Inc.	A-	5.25	12/15/15	2,000,000	2,006,296
Virginia Electric & Power Co.	A-	4.50	12/15/10	2,000,000	2,010,552
					11,157,774
SOVEREIGN DEBT (1.1%)
Sri Lanka AID	NR	6.59	09/15/28	4,000,000	4,323,240
TOTAL LONG-TERM DEBT SECURITIES (Cost: $402,060,653) 98.9%					$394,354,902

	Rating **	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.6%)
Baker Hughes, Inc.	A-1	2.50	07/01/08	2,400,000	2,400,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,400,000) 0.6%					$2,400,000

TEMPORARY CASH INVESTMENTS (2) (Cost: $88,700) 0.0% (3)					$88,700
TOTAL INVESTMENTS
(Cost: $404,549,353) 99.5%					396,843,602

OTHER NET ASSETS 0.5%					2,142,237
NET ASSETS 100.0%					$398,985,839

The accompanying notes are an integral part of these portfolio schedules.

Abbreviations:	FFCB = Federal Farm Credit Bank
FHARM = Federal Home Adjustable Rate Mortgage
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poors Corporation.

† Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

ALL AMERICA FUND	$956,520	0.3%
SMALL CAP VALUE FUND	$5,396,040	2.8%
COMPOSITE FUND	$1,020,768	0.5%
MID-TERM BOND FUND	$5,577,577	3.0%
BOND FUND	$10,453,719	2.6%

(1) The security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

Information on futures contracts outstanding in the Funds as of June 30, 2008, were as follows:

							Face Value
							of Futures
					Underlying		as a % of
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value	Gain(Loss)	Investments

EQUITY INDEX FUND	56	S&P 500 Stock Index	P	September 2008	$17,935,400	$(612,950)	2.5%
ALL AMERICA FUND	29	S&P 500 Stock Index	P	September 2008	$9,287,975	$(265,925)	2.9%
MID-CAP EQUITY INDEX FUND	71	S&P MidCap 400 Stock Index	P	September 2008	$29,152,600	$(1,614,500)	8.2%

(2) The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2008 was 1.91%.

(3) Percentage is less than 0.05%.

(4) Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

(5) U.S. Government guaranteed security.

Fair Value—Effective January 1, 2008, the Investment Company adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”).  SFAS 157 establishes a single definition of fair value, institutes a framework for measuring fair value and expands disclosures about fair value measurements.  Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction.  SFAS 157 establishes a three-level valuation hierarchy for measurement and disclosure of fair value.  The valuation hierarchy is based upon the transparency of inputs used to measure fair value.  The three levels are defined as follows:

•      Level 1 – quoted prices in active markets for identical securities.

•      Level 2 –other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar  securities, prepayment speeds, trading characteristics, etc.).

•      Level 3 –significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of June 30, 2008, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2.  Fair value inputs for all debt securities were considered Level 2.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2008, by SFAS 157 valuation hierarchy:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments at Market Value:
Equity Index Fund	$689,662,206	$19,145,144	—	$708,807,350
All America Fund	$306,865,016	$15,256,708	—	$322,121,724
Small Cap Value Fund	$177,811,805	$18,891,555	—	$196,703,360
Small Cap Growth Fund	$191,395,613	$10,960,000	—	$202,355,613
Mid Cap Value Fund	$37,683,534	$3,500,000	—	$41,183,534
Mid-Cap Equity Index Fund	$324,184,459	$29,494,970	—	$353,679,429
International Fund	$7,456,708	—	—	$7,456,708
Composite Fund	$109,832,478	$86,346,459	—	$196,178,937
Retirement Income Fund	$2,235,352	—	—	$2,235,352
2010 Retirement Fund	$5,315,177	—	—	$5,315,177
2015 Retirement Fund	$14,702,112	—	—	$14,702,112
2020 Retirement Fund	$14,680,661	—	—	$14,680,661
2025 Retirement Fund	$8,188,353	—	—	$8,188,353
2030 Retirement Fund	$6,970,434	—	—	$6,970,434
2035 Retirement Fund	$5,356,401	—	—	$5,356,401
2040 Retirement Fund	$3,594,338	—	—	$3,594,338
2045 Retirement Fund	$3,669,445	—	—	$3,669,445
Conservative Allocation Fund	$23,982,827	—	—	$23,982,827
Moderate Allocation Fund	$101,300,727	—	—	$101,300,727
Aggressive Allocation Fund	$99,423,455	—	—	$99,423,455
Money Market Fund	—	$205,382,263	—	$205,382,263
Mid-Term Bond Fund	—	$184,107,297	—	$184,107,297
Bond Fund	—	$396,843,602	—	$396,843,602
Other Financial Instruments:*
Equity Index Fund	$(612,950)	—	—	$(612,950)
All America Fund	$(265,925)	—	—	$(265,925)
Mid-Cap Equity Index Fund	$(1,614,500)	—	—	$(1,614,500)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES

FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.    CONTROLS AND PROCEDURES.

(a)          The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)         The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

Attached hereto:

(a)	(1)	Not applicable to semi-annual report.
	(2)	Exhibit 99.CERT

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

	(3)	Not applicable.

(b)		Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ MANFRED ALTSTADT
Manfred Altstadt
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date: August 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ MANFRED ALTSTADT
Manfred Altstadt
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date: August 21, 2008

By:	/s/ JOHN R. GREED
John R. Greed
Senior Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date: August 21, 2008